UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio I - MMGPX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio II - MMGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio I - MEMEX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio II - MSMBX

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio I - MBGIX

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio II - MPIIX

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio II - MGETX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio I - MIMPX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio II - MGTPX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio I - MEGIX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio II - MEGTX

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio I - MUSRX

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio II - MSRBX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio I - MEMNX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio II - MBDBX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class I  MMGPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$154,397,055
# of Portfolio Holdings	44
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
45.2%
Consumer Discretionary
25.0%
Health Care
13.7%
Communication Services
4.9%
Short-Term Investments
4.5%
Investment Companies
2.5%
Consumer Staples
2.4%
Industrials
1.8%

Value	Value
Industrials	1.8%
Consumer Staples	2.4%
Investment Companies	2.5%
Short-Term Investments	4.5%
Communication Services	4.9%
Health Care	13.7%
Consumer Discretionary	25.0%
Information Technology	45.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.2%
Trade Desk, Inc.	7.4%
DoorDash, Inc.	6.9%
Global-e Online Ltd.	5.3%
Affirm Holdings, Inc.	5.3%
Samsara, Inc.	5.2%
ROBLOX Corp.	4.9%
Royalty Pharma PLC	4.5%
Carvana Co.	4.1%
Adyen NV	3.5%
Total	55.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MMGPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class II  MMGTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.04%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$154,397,055
# of Portfolio Holdings	44
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrials	1.8%
Consumer Staples	2.4%
Investment Companies	2.5%
Short-Term Investments	4.5%
Communication Services	4.9%
Health Care	13.7%
Consumer Discretionary	25.0%
Information Technology	45.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.2%
Trade Desk, Inc.	7.4%
DoorDash, Inc.	6.9%
Global-e Online Ltd.	5.3%
Affirm Holdings, Inc.	5.3%
Samsara, Inc.	5.2%
ROBLOX Corp.	4.9%
Royalty Pharma PLC	4.5%
Carvana Co.	4.1%
Adyen NV	3.5%
Total	55.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MMGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class I  MEMEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.24%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$167,178,355
# of Portfolio Holdings	99
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

India 25.0%
China 19.2%
Taiwan 18.6%
Korea, Republic Of 11.8%
Brazil 6.2%
Mexico 4.6%
South Africa 3.2%
Indonesia 2.8%
Poland 2.5%
Saudi Arabia 1.6%
Thailand 1.5%
United Kingdom 1.2%
United States 1.1%
Other[1] 0.7%

Value	Value
OtherFootnote Reference1	0.7%
United States	1.1%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
Poland	2.5%
Indonesia	2.8%
South Africa	3.2%
Mexico	4.6%
Brazil	6.2%
Korea, Republic Of	11.8%
Taiwan	18.6%
China	19.2%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.5%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	36.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MEMEX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class II  MSMBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$68	1.29%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$167,178,355
# of Portfolio Holdings	99
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United States	1.1%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
Poland	2.5%
Indonesia	2.8%
South Africa	3.2%
Mexico	4.6%
Brazil	6.2%
Korea, Republic Of	11.8%
Taiwan	18.6%
China	19.2%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.5%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.5%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	36.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSMBX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio

Class I  MBGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.87%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$67,772,326
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Utilities
40.1%
Energy
25.7%
Industrials
17.7%
Financials
9.2%
Short-Term Investments
4.2%
Communication Services
3.1%

Value	Value
Communication Services	3.1%
Short-Term Investments	4.2%
Financials	9.2%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

National Grid PLC	7.5%
American Tower Corp.	7.1%
GFL Environmental, Inc.	5.4%
Enbridge, Inc.	5.0%
ONEOK, Inc.	4.0%
Pembina Pipeline Corp.	3.7%
Sempra	3.6%
Targa Resources Corp.	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.2%
Cheniere Energy, Inc.	2.8%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MBGIX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio

Class II  MPIIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$56	1.12%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$67,772,326
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.1%
Short-Term Investments	4.2%
Financials	9.2%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)Footnote Referencea

National Grid PLC	7.5%
American Tower Corp.	7.1%
GFL Environmental, Inc.	5.4%
Enbridge, Inc.	5.0%
ONEOK, Inc.	4.0%
Pembina Pipeline Corp.	3.7%
Sempra	3.6%
Targa Resources Corp.	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.2%
Cheniere Energy, Inc.	2.8%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MPIIX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio

Class II  MGETX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.10%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$32,876,582
# of Portfolio Holdings	81
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
56.1%
Real Estate
40.7%
Health Care
2.0%
Consumer Discretionary
0.9%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.7%
Financials	56.1%

Top Ten Holdings (% of total investments)

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGETX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class I  MIMPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$83,537,235
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

North America
60.4%
Europe
23.8%
Asia
9.7%
Africa
3.0%
Australia
1.6%
South America
1.5%

Value	Value
South America	1.5%
Australia	1.6%
Africa	3.0%
Asia	9.7%
Europe	23.8%
North America	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

China Government Bond	5.9%
U.S. Treasury Notes	3.9%
Federal National Mortgage Association	3.1%
Republic of South Africa Government Bond	2.2%
Bundesrepublik Deutschland Bundesanleihe	2.1%
Microsoft Corp.	1.5%
NVIDIA Corp.	1.5%
Apple, Inc.	1.4%
United Kingdom Gilt	1.2%
Brazil Notas do Tesouro Nacional	1.2%
Total	24.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIMPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class II  MGTPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.98%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$83,537,235
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	1.5%
Australia	1.6%
Africa	3.0%
Asia	9.7%
Europe	23.8%
North America	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

China Government Bond	5.9%
U.S. Treasury Notes	3.9%
Federal National Mortgage Association	3.1%
Republic of South Africa Government Bond	2.2%
Bundesrepublik Deutschland Bundesanleihe	2.1%
Microsoft Corp.	1.5%
NVIDIA Corp.	1.5%
Apple, Inc.	1.4%
United Kingdom Gilt	1.2%
Brazil Notas do Tesouro Nacional	1.2%
Total	24.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGTPX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class I  MEGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$482,128,873
# of Portfolio Holdings	42
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
43.8%
Consumer Discretionary
27.3%
Health Care
8.4%
Communication Services
4.9%
Industrials
4.7%
Short-Term Investments
4.7%
Financials
3.7%
Investment Companies
2.5%

Value	Value
Investment Companies	2.5%
Financials	3.7%
Short-Term Investments	4.7%
Industrials	4.7%
Communication Services	4.9%
Health Care	8.4%
Consumer Discretionary	27.3%
Information Technology	43.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.3%
Trade Desk, Inc.	7.5%
DoorDash, Inc.	7.0%
Shopify, Inc.	6.0%
Tesla, Inc.	5.6%
ROBLOX Corp.	4.9%
Snowflake, Inc.	4.8%
Airbnb, Inc.	4.7%
Affirm Holdings, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	58.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MEGIX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class II  MEGTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$40	0.81%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$482,128,873
# of Portfolio Holdings	42
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Investment Companies	2.5%
Financials	3.7%
Short-Term Investments	4.7%
Industrials	4.7%
Communication Services	4.9%
Health Care	8.4%
Consumer Discretionary	27.3%
Information Technology	43.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.3%
Trade Desk, Inc.	7.5%
DoorDash, Inc.	7.0%
Shopify, Inc.	6.0%
Tesla, Inc.	5.6%
ROBLOX Corp.	4.9%
Snowflake, Inc.	4.8%
Airbnb, Inc.	4.7%
Affirm Holdings, Inc.	4.7%
Royalty Pharma PLC	4.6%
Total	58.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MEGTX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio

Class I  MUSRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$253,059,781
# of Portfolio Holdings	35
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
68.4%
Real Estate
28.4%
Health Care
1.3%
Short-Term Investments
1.0%
Consumer Discretionary
0.9%

Value	Value
Consumer Discretionary	0.9%
Short-Term Investments	1.0%
Health Care	1.3%
Real Estate	28.4%
Financials	68.4%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.7%
Iron Mountain, Inc.	4.0%
American Homes 4 Rent	3.9%
Total	58.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUSRX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio

Class II  MSRBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	1.05%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$253,059,781
# of Portfolio Holdings	35
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	0.9%
Short-Term Investments	1.0%
Health Care	1.3%
Real Estate	28.4%
Financials	68.4%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.7%
Iron Mountain, Inc.	4.0%
American Homes 4 Rent	3.9%
Total	58.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSRBX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class I  MEMNX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$103,551,756
# of Portfolio Holdings	240
Portfolio Turnover Rate	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Reference*

AAA
0.2%
AA
0.3%
A
1.0%
BBB
14.1%
BB
28.0%
B
34.8%
CCC or Lower
16.8%
Not Rated
3.1%
Cash & Equivalents
1.8%

Value	Value
Cash & Equivalents	1.8%
Not Rated	3.1%
CCC or Lower	16.8%
B	34.8%
BB	28.0%
BBB	14.1%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Asset Allocation (% of total investments)

Sovereign
69.2%
Corporate Bonds
25.8%
Senior Loan Interest
4.8%
U.S. Treasury Securities
0.2%
Warrants
0.0%†

Value	Value
Warrants	0.0%Footnote Reference†
U.S. Treasury Securities	0.2%
Senior Loan Interest	4.8%
Corporate Bonds	25.8%
Sovereign	69.2%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MEMNX -TSR-SAR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class II  MBDBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.14%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Key Fund Statistics

Total Net Assets	$103,551,756
# of Portfolio Holdings	240
Portfolio Turnover Rate	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.8%
Not Rated	3.1%
CCC or Lower	16.8%
B	34.8%
BB	28.0%
BBB	14.1%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Asset Allocation (% of total investments)

Value	Value
Warrants	0.0%Footnote Reference†
U.S. Treasury Securities	0.2%
Senior Loan Interest	4.8%
Corporate Bonds	25.8%
Sovereign	69.2%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MBDBX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.0%)
Automobiles (0.2%)
Rivian Automotive, Inc., Class A (a)	25,992	$349
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc. (a)	1,597	388
Argenx SE ADR (Belgium) (a)	995	428
Intellia Therapeutics, Inc. (a)	17,585	393
ProKidney Corp. (a)	126,796	312
Roivant Sciences Ltd. (a)	240,294	2,540
		4,061
Broadline Retail (6.8%)
Coupang, Inc. (Korea, Republic of) (a)	106,541	2,232
Global-e Online Ltd. (Israel) (a)	228,952	8,304
		10,536
Consumer Staples Distribution & Retail (2.4%)
Maplebear, Inc. (a)	116,082	3,731
Entertainment (5.0%)
ROBLOX Corp., Class A (a)	205,968	7,664
Financial Services (8.8%)
Adyen NV (Netherlands) (a)	4,587	5,448
Affirm Holdings, Inc. (a)	271,527	8,203
		13,651
Ground Transportation (1.9%)
Grab Holdings Ltd., Class A (Singapore) (a)	833,227	2,958
Health Care Equipment & Supplies (0.8%)
Dexcom, Inc. (a)	4,174	473
Penumbra, Inc. (a)	3,851	693
		1,166
Health Care Providers & Services (3.3%)
Agilon Health, Inc. (a)	778,177	5,089
Health Care Technology (1.7%)
Doximity, Inc., Class A (a)	95,044	2,658
Hotels, Restaurants & Leisure (7.0%)
DoorDash, Inc., Class A (a)	98,858	10,754
Information Technology Services (11.0%)
Cloudflare, Inc., Class A (a)	154,815	12,825
Fastly, Inc., Class A (a)	195,285	1,439
MongoDB, Inc. (a)	4,250	1,063
Snowflake, Inc., Class A (a)	12,046	1,627
		16,954
Leisure Products (1.0%)
Peloton Interactive, Inc., Class A (a)	447,993	1,514
Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	70,178	1,365
Machinery (0.4%)
Symbotic, Inc. (a)	16,232	571
Media (7.5%)
Trade Desk, Inc., Class A (a)	118,787	11,602
	Shares	Value (000)
Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	268,105	$7,070
Software (17.7%)
Aurora Innovation, Inc. (a)	835,691	2,315
Bill Holdings, Inc. (a)	66,563	3,503
Gitlab, Inc., Class A (a)	35,113	1,746
MicroStrategy, Inc., Class A (a)	3,622	4,989
Procore Technologies, Inc. (a)	80,111	5,312
QXO, Inc. (a)(b)	159,538	1,458
Samsara, Inc., Class A (a)	239,779	8,081
		27,404
Specialty Retail (5.9%)
Carvana Co. (a)	49,140	6,325
Chewy, Inc., Class A (a)	100,872	2,748
		9,073
Textiles, Apparel & Luxury Goods (2.5%)
On Holding AG, Class A (Switzerland) (a)	98,801	3,834
Total Common Stocks (Cost $154,722)		142,004
Preferred Stocks (2.1%)
Software (2.1%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	2,618
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	696
Total Preferred Stocks (Cost $3,375)		3,314
Investment Company (2.5%)
iShares Bitcoin Trust (a) (Cost $4,346)	112,303	3,834
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note H) (Cost $6,786)	6,786,438	6,786
Total Investments Excluding Purchased Options (101.0%) (Cost $169,229)		155,938
Total Purchased Options Outstanding (0.1%) (Cost $473)		151
Total Investments (101.1%) (Cost $169,702) (e)(f)(g)		156,089
Liabilities in Excess of Other Assets (–1.1%)		(1,692)
Net Assets (100.0%)		$154,397

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $1,458,000 and represents 0.9% of net assets.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $3,314,000 and represents 2.1% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

(d)  At June 30, 2024, the Fund held fair valued securities valued at approximately $3,314,000, representing 2.1% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $5,448,000 and 3.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,584,000 and the aggregate gross unrealized depreciation is approximately $43,197,000, resulting in net unrealized depreciation of approximately $13,613,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan-25	40,809,074	$40,809	$66	$154	$(88)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	40,113,584	40,114	84	170	(86)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	36,061,106	36,061	1	149	(148)
							$151	$473	$(322)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.9%
Software	19.7
Information Technology Services	10.9
Financial Services	8.7
Media	7.4
Hotels, Restaurants & Leisure	6.9
Broadline Retail	6.7
Specialty Retail	5.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $162,916)	$149,303
Investment in Security of Affiliated Issuer, at Value (Cost $6,786)	6,786
Total Investments in Securities, at Value (Cost $169,702)	156,089
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	102
Receivable for Fund Shares Sold	47
Receivable from Affiliate	32
Receivable from Securities Lending Income	1
Other Assets	18
Total Assets	156,290
Liabilities:
Payable for Investments Purchased	1,458
Payable for Advisory Fees	205
Payable for Fund Shares Redeemed	69
Payable for Servicing Fees	60
Payable for Professional Fees	54
Payable for Administration Fees	10
Payable for Distribution Fees — Class II Shares	10
Payable for Custodian Fees	7
Payable for Transfer Agency Fees	2
Other Liabilities	18
Total Liabilities	1,893
NET ASSETS	$154,397
Net Assets Consist of:
Paid-in-Capital	$296,121
Total Accumulated Loss	(141,724)
Net Assets	$154,397
CLASS I:
Net Assets	$29,803
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,484,794 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$4.60
CLASS II:
Net Assets	$124,594
Net Asset Value, Offering and Redemption Price Per Share Applicable to 30,738,877 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$4.05

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$131
Dividends from Securities of Unaffiliated Issuers	104
Income from Securities Loaned — Net	3
Total Investment Income	238
Expenses:
Advisory Fees (Note B)	594
Distribution Fees — Class II Shares (Note E)	160
Servicing Fees (Note D)	122
Professional Fees	91
Administration Fees (Note C)	63
Shareholder Reporting Fees	13
Custodian Fees (Note G)	9
Transfer Agency Fees (Note F)	6
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	11
Total Expenses	1,072
Waiver of Advisory Fees (Note B)	(160)
Waiver of Distribution Fees — Class II Shares (Note E)	(96)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	811
Net Investment Loss	(573)
Realized Gain:
Investments Sold	11,715
Foreign Currency Translation	1
Net Realized Gain	11,716
Change in Unrealized Appreciation (Depreciation):
Investments	(11,006)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(11,006)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	710
Net Increase in Net Assets Resulting from Operations	$137

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(573)	$(916)
Net Realized Gain (Loss)	11,716	(40,661)
Net Change in Unrealized Appreciation (Depreciation)	(11,006)	94,770
Net Increase in Net Assets Resulting from Operations	137	53,193
Capital Share Transactions:(1)
Class I:
Subscribed	3,893	10,366
Redeemed	(4,782)	(11,848)
Class II:
Subscribed	1,503	9,207
Redeemed	(12,026)	(17,173)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,412)	(9,448)
Total Increase (Decrease) in Net Assets	(11,275)	43,745
Net Assets:
Beginning of Period	165,672	121,927
End of Period	$154,397	$165,672
(1) Capital Share Transactions:
Class I:
Shares Subscribed	857	2,803
Shares Redeemed	(1,041)	(3,165)
Net Decrease in Class I Shares Outstanding	(184)	(362)
Class II:
Shares Subscribed	379	2,883
Shares Redeemed	(2,985)	(5,044)
Net Decrease in Class II Shares Outstanding	(2,606)	(2,161)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$4.59		$3.18		$17.04		$29.50		$13.05		$10.71
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)		(0.04)		(0.19)		(0.17)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.02		1.43		(9.83)		(1.27)		18.96		4.45
Total from Investment Operations	0.01		1.41		(9.87)		(1.46)		18.79		4.38
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.99)		(11.00)		(2.34)		(2.04)
Net Asset Value, End of Period	$4.60		$4.59		$3.18		$17.04		$29.50		$13.05
Total Return(3)	0.22	%(4)	44.34	%(5)	(62.96)%		(11.06)%		152.30%		40.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,803		$30,613		$22,330		$56,135		$68,299		$30,739
Ratio of Expenses Before Expense Limitation	1.15	%(6)	1.16%		1.15%		1.06%		1.08%		1.11%
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.94	%(7)	0.94	%(7)	0.95	%(7)	0.95	%(7)	0.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.95	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.64	)%(6)(7)	(0.56	)%(7)	(0.68	)%(7)	(0.78	)%(7)	(0.86	)%(7)	(0.49	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	31	%(4)	60%		49%		95%		112%		101%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$4.05		$2.81		$16.04		$28.41		$12.63		$10.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.02)		(0.04)		(0.20)		(0.18)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.01		1.26		(9.20)		(1.17)		18.30		4.33
Total from Investment Operations	0.00	(9)	1.24		(9.24)		(1.37)		18.12		4.25
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.99)		(11.00)		(2.34)		(2.04)
Net Asset Value, End of Period	$4.05		$4.05		$2.81		$16.04		$28.41		$12.63
Total Return(3)	0.00	%(4)(5)	44.13	%(6)	(62.97)%		(11.19)%		152.04%		39.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,594		$135,059		$99,597		$267,182		$332,541		$133,224
Ratio of Expenses Before Expense Limitation	1.40	%(7)	1.41%		1.40%		1.31%		1.33%		1.36%
Ratio of Expenses After Expense Limitation	1.04	%(7)(8)	1.04	%(8)	1.04	%(8)	1.05	%(8)	1.05	%(8)	1.04	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.05	%(8)	N/A		N/A
Ratio of Net Investment Loss	(0.74	)%(7)(8)	(0.66	)%(8)	(0.78	)%(8)	(0.88	)%(8)	(0.96	)%(8)	(0.59	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.00	%(4)	0.00	%(4)	0.01%
Portfolio Turnover Rate	31	%(5)	60%		49%		95%		112%		101%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than $0.005 per share.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the

Subsidiary represented approximately $3,833,000 or approximately 2.48% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$349	$—	$—	$349
Biotechnology	4,061	—	—	4,061
Broadline Retail	10,536	—	—	10,536
Consumer Staples Distribution & Retail	3,731	—	—	3,731
Entertainment	7,664	—	—	7,664
Financial Services	8,203	5,448	—	13,651
Ground Transportation	2,958	—	—	2,958
Health Care Equipment & Supplies	1,166	—	—	1,166
Health Care Providers & Services	5,089	—	—	5,089
Health Care Technology	2,658	—	—	2,658
Hotels, Restaurants & Leisure	10,754	—	—	10,754
Information Technology Services	16,954	—	—	16,954
Leisure Products	1,514	—	—	1,514
Life Sciences Tools & Services	1,365	—	—	1,365
Machinery	571	—	—	571
Media	11,602	—	—	11,602
Pharmaceuticals	7,070	—	—	7,070
Software	25,946	1,458	—	27,404
Specialty Retail	9,073	—	—	9,073
Textiles, Apparel & Luxury Goods	3,834	—	—	3,834
Total Common Stocks	135,098	6,906	—	142,004
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Software	$—	$—	$3,314	$3,314
Investment Company	3,834	—	—	3,834
Call Options Purchased	—	151	—	151
Short-Term Investment
Investment Company	6,786	—	—	6,786
Total Assets	$145,718	$7,057	$3,314	$156,089

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$3,278
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	36
Realized gains (losses)	—
Ending Balance	$3,314
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$36

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$3,314	Market Transaction Method	Precedent Transaction	$65.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.0%	Increase
			Discount for Lack of Marketability	11.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments,

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of

Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$151	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(269	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$22	(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$151	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master

Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$66	$—	$—	$66
JPMorgan Chase Bank NA	85	—	—	85
Total	$151	$—	$—	$151

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	125,875,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2024, the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $160,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2024, this waiver amounted to approximately $96,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $47,135,000 and $56,539,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$8,386	$27,683	$29,283	$131
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$6,786

During the six months ended June 30, 2024, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$5,485	$77,635

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1,222	$(1,222)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $41,913,000 and $94,658,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.6%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing

MMGTX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.8%)
Albania (1.7%)
Sovereign (1.7%)
Albania Government International Bond, 3.50%, 11/23/31	EUR	335	$324
5.90%, 6/9/28		1,264	1,397
			1,721
Angola (3.0%)
Sovereign (3.0%)
Angolan Government International Bond, 8.75%, 4/14/32		$1,703	1,511
9.13%, 11/26/49		820	675
9.38%, 5/8/48		1,118	938
			3,124
Argentina (1.3%)
Corporate Bonds (0.8%)
Generacion Mediterranea SA/ Central Termica Roca SA, 12.50%, 5/28/27 (a)		368	363
Pan American Energy LLC, 8.50%, 4/30/32 (a)		419	439
			802
Sovereign (0.5%)
Argentine Republic Government International Bond, 3.50%, 7/9/41 (b)		300	117
3.63%, 7/9/35 (b)		400	168
4.25%, 1/9/38 (b)		500	230
			515
			1,317
Bahamas (0.5%)
Sovereign (0.5%)
Bahamas Government International Bond, 6.00%, 11/21/28		357	313
8.95%, 10/15/32		200	188
			501
Bahrain (1.7%)
Sovereign (1.7%)
Bahrain Government International Bond, 5.45%, 9/16/32		600	553
5.63%, 5/18/34		900	811
7.00%, 10/12/28		400	413
			1,777
Barbados (0.7%)
Sovereign (0.7%)
Barbados Government International Bond, 6.50%, 10/1/29		708	676
	Face Amount (000)		Value (000)
Benin (2.7%)
Sovereign (2.7%)
Benin Government International Bond, 4.88%, 1/19/32	EUR	250	$225
4.95%, 1/22/35		810	688
6.88%, 1/19/52		1,970	1,669
7.96%, 2/13/38		$200	186
			2,768
Brazil (4.7%)
Corporate Bonds (4.0%)
Braskem Netherlands Finance BV, 8.50%, 1/23/81		678	679
Coruripe Netherlands BV, 10.00%, 2/10/27		430	378
FORESEA Holding SA, 7.50%, 6/15/30		660	615
Gol Finance SA 1 Month Term SOFR + 10.50%, 15.84%, 1/29/25 (a)(c)		157	170
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31		456	405
MV24 Capital BV, 6.75%, 6/1/34		227	217
Samarco Mineracao SA, PIK 9.00%, 6/30/31 (d)(e)(f)		1,108	1,031
Yinson Boronia Production BV, 8.95%, 7/31/42 (a)		601	607
			4,102
Sovereign (0.7%)
Brazilian Government International Bond, 6.13%, 1/22/32		741	733
			4,835
Cameroon (0.6%)
Sovereign (0.6%)
Republic of Cameroon International Bond, 5.95%, 7/7/32	EUR	760	634
Chile (1.2%)
Corporate Bond (0.2%)
Liberty Latin America Ltd., 2.00%, 7/15/24		$257	256
Sovereign (1.0%)
Chile Government International Bond, 2.55%, 7/27/33		800	650
3.50%, 1/25/50		500	361
			1,011
			1,267
China (1.5%)
Corporate Bonds (1.5%)
China Oil & Gas Group Ltd., 4.70%, 6/30/26		590	544
KWG Group Holdings Ltd., 7.88%, 8/30/24 (e)(f)		450	26

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
Longfor Group Holdings Ltd., 3.85%, 1/13/32	$231	$153
Shimao Group Holdings Ltd., 5.60%, 7/15/26 (e)(f)	1,218	63
Sunac China Holdings Ltd., PIK 1.00%, 9/30/32 (d)(e)(f)	85	6
6.00%, 9/30/26 (d)(e)(f)	70	9
6.25%, 9/30/27 (d)(e)(f)	70	8
6.50%, 9/30/27 (d)(e)(f)	140	15
6.75%, 9/30/28 (d)(e)(f)	211	22
7.00%, 9/30/29 (d)(e)(f)	211	20
7.25%, 9/30/30 (d)(e)(f)	99	9
Times China Holdings Ltd., 5.55%, 6/4/24 (e)(f)	1,376	34
6.75%, 7/16/23 (e)(f)	280	7
Yuexiu Co. Ltd., REIT MTN 2.65%, 2/2/26	700	619
		1,535
Colombia (3.3%)
Corporate Bonds (3.3%)
ABRA Global Finance 6.00% Cash, 5.50% PIK, 11.50%, 3/2/28 (a)(d)	240	235
Aris Mining Corp., 6.88%, 8/9/26	200	188
Avianca Midco 2 PLC, 9.00%, 12/1/28	789	763
Banco Davivienda SA, 6.65%, 4/22/31 (g)	208	154
Banco de Occidente SA, 10.88%, 8/13/34	780	833
Bancolombia SA, 8.63%, 12/24/34	737	753
Canacol Energy Ltd., 5.75%, 11/24/28	972	515
		3,441
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond, 6.55%, 4/3/34	700	722
Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond, 4.88%, 9/23/32	800	718
5.95%, 1/25/27	250	248
6.00%, 7/19/28	500	496
6.85%, 1/27/45 (a)	200	198
7.45%, 4/30/44 (a)	200	210
		1,870
	Face Amount (000)		Value (000)
Ecuador (1.9%)
Sovereign (1.9%)
Ecuador Government International Bond, 0.00%, 7/31/30		$2,077	$997
3.50%, 7/31/35 (b)		1,397	699
6.00%, 7/31/30 (b)		446	284
			1,980
Egypt (6.8%)
Sovereign (6.8%)
Egypt Government International Bond, 5.25%, 10/6/25 (a)		500	484
5.63%, 4/16/30	EUR	1,184	1,019
6.38%, 4/11/31 (a)		500	427
6.38%, 4/11/31		629	537
6.88%, 4/30/40		$104	72
7.05%, 1/15/32		488	391
7.50%, 2/16/61		370	249
7.63%, 5/29/32		200	164
7.90%, 2/21/48		718	506
8.15%, 11/20/59		200	143
8.50%, 1/31/47		1,689	1,255
8.70%, 3/1/49		617	465
8.75%, 9/30/51		216	163
8.88%, 5/29/50		1,544	1,179
			7,054
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond, 8.25%, 4/10/32		500	395
9.25%, 4/17/30 (a)		2	2
			397
Ethiopia (1.9%)
Sovereign (1.9%)
Ethiopia International Bond, 6.63%, 12/11/24 (e)(f)		2,712	1,966
Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond, 6.95%, 6/16/25 (a)		300	276
Georgia (2.0%)
Corporate Bonds (2.0%)
Bank of Georgia JSC, 9.50%, 7/16/29 (g)		690	673
TBC Bank JSC, 10.25%, 7/30/29 (g)		1,040	1,021
10.78%, 10/3/24 (g)		370	370
			2,064
Ghana (2.9%)
Corporate Bonds (0.7%)
Puma International Financing SA, 7.75%, 4/25/29 (a)		338	341
Tullow Oil PLC, 10.25%, 5/15/26		369	351
			692

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (2.2%)
Ghana Government International Bond, 6.38%, 2/11/27 (e)(f)		$808	$410
7.75%, 4/7/29 (e)(f)		716	367
7.88%, 3/26/27 - 2/11/35 (e)(f)		516	264
8.13%, 1/18/26 - 3/26/32 (e)(f)		601	311
8.63%, 4/7/34 - 6/16/49 (e)(f)		1,124	572
8.75%, 3/11/61 (e)(f)		200	103
8.88%, 5/7/42 (e)(f)		233	119
8.95%, 3/26/51 (e)(f)		245	126
			2,272
			2,964
Greece (1.4%)
Corporate Bonds (1.4%)
Alpha Services & Holdings SA, 5.50%, 6/11/31	EUR	230	245
Piraeus Financial Holdings SA, 5.50%, 2/19/30		140	149
7.25%, 4/17/34		280	312
8.75%, 6/16/26 (g)		722	776
			1,482
Guatemala (0.5%)
Sovereign (0.5%)
Guatemala Government Bond, 3.70%, 10/7/33		$300	246
4.65%, 10/7/41 (a)		310	246
			492
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond, 6.25%, 1/19/27		150	143
Hungary (1.6%)
Corporate Bonds (0.6%)
MBH Bank Nyrt, 8.63%, 10/19/27	EUR	338	382
OTP Bank Nyrt, 8.75%, 5/15/33		$254	267
			649
Sovereign (1.0%)
Hungary Government International Bond, 5.50%, 3/26/36		500	481
6.25%, 9/22/32 (a)		500	516
			997
			1,646
India (1.8%)
Corporate Bonds (1.8%)
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26		387	381
Vedanta Resources Finance II PLC, 13.88%, 1/21/27 - 12/9/28		1,518	1,471
			1,852
	Face Amount (000)		Value (000)
Indonesia (2.1%)
Corporate Bonds (1.1%)
Indika Energy Tbk. PT, 8.75%, 5/7/29 (a)		$660	$660
LLPL Capital Pte. Ltd., 6.88%, 2/4/39		503	507
			1,167
Sovereign (1.0%)
Indonesia Government International Bond, 4.70%, 2/10/34		680	657
5.10%, 2/10/54		400	377
			1,034
			2,201
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond, 5.80%, 1/15/28		140	131
Ivory Coast (2.6%)
Sovereign (2.6%)
Ivory Coast Government International Bond, 4.88%, 1/30/32	EUR	300	270
5.25%, 3/22/30		520	508
6.63%, 3/22/48		977	817
6.88%, 10/17/40		591	531
8.25%, 1/30/37		$632	613
			2,739
Jamaica (1.1%)
Corporate Bond (0.9%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., PIK 12.00%, 5/25/27 (d)		886	878
Senior Loan Interest (0.2%)
Digicel International Finance Ltd., 3 Month SOFR + 6.75%, 12.07%, 5/25/27 (c)		251	244
			1,122
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond, 5.85%, 7/7/30		227	204
7.38%, 10/10/47		200	171
7.50%, 1/13/29		400	392
			767
Kazakhstan (0.3%)
Sovereign (0.3%)
Kazakhstan Government International Bond, 6.50%, 7/21/45		300	347

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Kenya (2.5%)
Sovereign (2.5%)
Republic of Kenya Government International Bond, 8.00%, 5/22/32		$801	$698
9.75%, 2/16/31		1,960	1,882
			2,580
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond, 3.50%, 3/20/27		300	288
Latvia (0.3%)
Corporate Bond (0.3%)
Air Baltic Corp. AS, 14.50%, 8/14/29 (a)	EUR	240	280
Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond, 6.85%, 3/23/27 (e)(f)		$1,210	85
Macedonia (1.8%)
Sovereign (1.8%)
North Macedonia Government International Bond, 1.63%, 3/10/28	EUR	1,554	1,452
6.96%, 3/13/27		383	426
			1,878
Mexico (3.1%)
Corporate Bonds (1.1%)
BBVA Bancomer SA, 5.13%, 1/18/33		$465	424
Total Play Telecomunicaciones SA de CV, 10.50%, 12/31/28 (a)		860	706
			1,130
Sovereign (2.0%)
Mexico Government International Bond, 3.50%, 2/12/34		560	457
Petroleos Mexicanos, 6.75%, 9/21/47		453	298
6.84%, 1/23/30		679	598
6.88%, 8/4/26		757	742
			2,095
			3,225
Moldova (0.4%)
Corporate Bond (0.4%)
Aragvi Finance International DAC, 8.45%, 4/29/26		450	380
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond, 7.88%, 6/5/29		200	205
	Face Amount (000)		Value (000)
Montenegro (0.8%)
Sovereign (0.8%)
Montenegro Government International Bond, 2.88%, 12/16/27	EUR	112	$110
7.25%, 3/12/31		$751	755
			865
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond, 3.00%, 12/15/32		300	242
4.00%, 12/15/50 (a)		300	206
			448
Nigeria (1.1%)
Corporate Bond (0.4%)
Access Bank PLC, 6.13%, 9/21/26		483	460
Sovereign (0.7%)
Nigeria Government International Bond, 7.38%, 9/28/33		454	372
8.25%, 9/28/51		433	332
			704
			1,164
Oman (1.8%)
Sovereign (1.8%)
Oman Government International Bond, 5.38%, 3/8/27		200	198
6.25%, 1/25/31		1,000	1,031
6.75%, 1/17/48		440	449
7.38%, 10/28/32		200	222
			1,900
Pakistan (0.4%)
Sovereign (0.4%)
Pakistan Government International Bond, 6.88%, 12/5/27		267	232
7.38%, 4/8/31		281	226
			458
Panama (1.8%)
Corporate Bonds (0.7%)
AES Panama Generation Holdings SRL, 4.38%, 5/31/30		569	496
Multibank, Inc., 7.75%, 2/3/28 (a)		250	250
			746
Sovereign (1.1%)
Panama Government International Bond, 2.25%, 9/29/32		200	144
3.16%, 1/23/30		500	423
3.30%, 1/19/33		500	389
4.50%, 4/1/56		200	130
			1,086
			1,832

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Paraguay (1.3%)
Corporate Bond (0.5%)
Frigorifico Concepcion SA, 7.70%, 7/21/28		$786	$535
Senior Loan Interest (0.8%)
Frigorifico Concepcion SA, 3 Month SOFR + 5.50%, 10.83%, 12/8/26 (c)		780	787
			1,322
Peru (1.3%)
Corporate Bonds (1.3%)
Auna SAA, 10.00%, 12/15/29 (a)		957	978
Peru LNG Srl, 5.38%, 3/22/30		416	359
			1,337
Philippines (1.5%)
Sovereign (1.5%)
Philippine Government International Bond, 5.00%, 7/17/33		1,040	1,028
5.50%, 1/17/48		520	527
			1,555
Romania (1.6%)
Sovereign (1.6%)
Romanian Government International Bond, 1.75%, 7/13/30	EUR	800	701
2.00%, 4/14/33		232	187
6.38%, 1/30/34		$400	404
6.63%, 9/27/29	EUR	300	344
			1,636
Serbia (1.0%)
Sovereign (1.0%)
Serbia International Bond, 2.05%, 9/23/36		270	206
2.13%, 12/1/30		$720	576
6.50%, 9/26/33		200	203
			985
Sri Lanka (2.6%)
Sovereign (2.6%)
Sri Lanka Government International Bond, 5.75%, 4/18/23 (e)(f)		200	115
6.20%, 5/11/27 (e)(f)		2,106	1,241
6.35%, 6/28/24 (e)(f)		200	115
6.83%, 7/18/26 (e)(f)		200	119
6.85%, 11/3/25 (e)(f)		1,928	1,143
			2,733
Suriname (2.8%)
Sovereign (2.8%)
Suriname Government International Bond, 9.00%, 12/31/50 (a)(c)(e)(f)		1,553	1,246
PIK 7.95%, 7/15/33 (a)(d)(e)(f)		1,801	1,684
			2,930
	Face Amount (000)		Value (000)
Tanzania, United Republic Of (3.7%)
Corporate Bond (0.2%)
HTA Group Ltd., 2.88%, 3/18/27		$200	$181
Senior Loan Interest (3.5%)
Tanzania, 3 Month SOFR + 5.45%, 10.70%, 2/27/31 (c)		3,700	3,672
			3,853
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond, 4.50%, 6/26/30		350	322
Tunisia (0.8%)
Sovereign (0.8%)
Tunisian Republic, 5.75%, 1/30/25		220	210
6.38%, 7/15/26	EUR	645	598
			808
Turkey (2.6%)
Corporate Bonds (1.0%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36		$461	427
WE Soda Investments Holding PLC, 9.50%, 10/6/28		582	597
			1,024
Sovereign (1.6%)
Turkiye Government International Bond, 4.88%, 4/16/43		370	262
6.13%, 10/24/28		900	880
7.63%, 5/15/34		530	535
			1,677
			2,701
Ukraine (1.2%)
Sovereign (1.2%)
Ukraine Government International Bond, 6.88%, 5/21/31 (e)(f)		600	172
7.38%, 9/25/34 (e)(f)		757	219
7.75%, 9/1/24 - 9/1/29 (e)(f)		471	148
7.75%, 9/1/25 - 9/1/28 (e)(f)		1,600	510
7.75%, 8/1/41 (c)(e)(f)		300	148
9.75%, 11/1/30 (e)(f)		200	64
			1,261
United Arab Emirates (3.1%)
Corporate Bond (0.5%)
Ittihad International Ltd., 9.75%, 11/9/28		531	531

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (2.6%)
Finance Department Government of Sharjah, 4.00%, 7/28/50		$400	$262
4.38%, 3/10/51		200	139
6.50%, 11/23/32 (a)		600	622
6.50%, 11/23/32		1,600	1,659
			2,682
			3,213
Uruguay (1.0%)
Sovereign (1.0%)
Uruguay Government International Bond, 4.38%, 1/23/31		300	292
5.10%, 6/18/50		550	519
5.75%, 10/28/34		200	209
			1,020
Uzbekistan (1.3%)
Corporate Bond (0.2%)
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/2/24		200	198
Sovereign (1.1%)
National Bank of Uzbekistan, 8.50%, 7/5/29 (h)		740	732
Republic of Uzbekistan International Bond, 5.38%, 5/29/27	EUR	115	123
6.90%, 2/28/32		$332	322
			1,177
			1,375
Venezuela (1.2%)
Sovereign (1.2%)
Petroleos de Venezuela SA, 5.38%, 4/12/27 (e)(f)		372	45
5.50%, 4/12/37 (e)(f)		245	30
6.00%, 10/28/22 - 11/15/26 (e)(f)		4,633	566
9.00%, 11/17/21 (e)(f)		570	75
9.75%, 5/17/35 (e)(f)		238	34
12.75%, 2/17/22 (e)(f)		100	15
Venezuela Government International Bond, 6.00%, 12/9/20 (e)(f)		192	28
7.00%, 3/31/38 (e)(f)		84	13
7.65%, 4/21/25 (e)(f)		686	110
7.75%, 10/13/19 (e)(f)		51	8
8.25%, 10/13/24 (e)(f)		25	4
9.00%, 5/7/23 (e)(f)		76	13
9.25%, 9/15/27 - 5/7/28 (e)(f)		1,200	224
9.38%, 1/13/34 (e)(f)		25	5
11.75%, 10/21/26 (e)(f)		145	28
11.95%, 8/5/31 (e)(f)		99	19
12.75%, 8/23/22 (e)(f)		60	11
			1,228
	Face Amount (000)	Value (000)
Vietnam (0.3%)
Corporate Bond (0.3%)
Mong Duong Finance Holdings BV, 5.13%, 5/7/29	$275	$262
Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond, 0.50%, 12/31/53 (e)(f)	186	88
5.75%, 6/30/33 (b)(e)(f)	199	175
		263
Total Fixed Income Securities (Cost $105,609)		100,203
	No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (i)(j) (Cost $—)	3,750	26
	Face Amount (000)
Short-Term Investment (0.2%)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill, 5.31%, 8/1/24 (k)(l) (Cost $239)	$240	239
Total Investments (97.0%) (Cost $105,848) (m)(n)		100,468
Other Assets in Excess of Liabilities (3.0%)		3,084
Net Assets (100.0%)		$103,552

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(e)  Issuer in bankruptcy.

(f)  Non-income producing security; bond in default.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

(h)  When-issued security.

(i)  Perpetual maturity date. Date disclosed is the last expiration date.

(j)  Non-income producing security.

(k)  Rate shown is the yield to maturity at June 30, 2024.

(l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)  Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,833,000 and the aggregate gross unrealized depreciation is approximately $9,828,000, resulting in net unrealized depreciation of approximately $4,995,000.

DAC  Designated Activity Company.

MTN  Medium Term Note.

PIK  Payment-in-Kind.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

USD  — United States Dollar

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$319	EUR	297	9/18/24	$1
HSBC Bank PLC	EUR	272		$296	7/5/24	5
HSBC Bank PLC	EUR	168		$183	7/5/24	3
HSBC Bank PLC	EUR	369		$402	7/5/24	6
HSBC Bank PLC	EUR	50		$55	7/5/24	1
HSBC Bank PLC	EUR	254		$277	7/5/24	4
HSBC Bank PLC	EUR	931		$1,014	7/5/24	16
HSBC Bank PLC	EUR	213		$232	7/5/24	4
HSBC Bank PLC	EUR	407		$443	7/5/24	7
HSBC Bank PLC	EUR	836		$910	7/5/24	14
HSBC Bank PLC	EUR	1,042		$1,134	7/5/24	18
HSBC Bank PLC	EUR	158		$172	7/5/24	3
HSBC Bank PLC	EUR	185		$202	7/5/24	3
HSBC Bank PLC	EUR	834		$908	7/5/24	14
HSBC Bank PLC	EUR	576		$627	7/5/24	10
HSBC Bank PLC	EUR	1,585		$1,725	7/5/24	27
HSBC Bank PLC		$12	EUR	11	7/5/24	(—	@)
HSBC Bank PLC		$113	EUR	104	7/5/24	(2)
State Street Bank and Trust Co.	EUR	274		$298	7/5/24	5
State Street Bank and Trust Co.	EUR	409		$445	7/5/24	7
State Street Bank and Trust Co.	EUR	841		$915	7/5/24	14
State Street Bank and Trust Co.	EUR	1,595		$1,736	7/5/24	27
State Street Bank and Trust Co.	EUR	50		$55	7/5/24	1
State Street Bank and Trust Co.	EUR	1,049		$1,141	7/5/24	18
State Street Bank and Trust Co.	EUR	371		$404	7/5/24	6
State Street Bank and Trust Co.	EUR	256		$278	7/5/24	4
State Street Bank and Trust Co.	EUR	937		$1,020	7/5/24	16
State Street Bank and Trust Co.	EUR	840		$914	7/5/24	14
State Street Bank and Trust Co.	EUR	170		$184	7/5/24	3
State Street Bank and Trust Co.	EUR	160		$174	7/5/24	3
State Street Bank and Trust Co.	EUR	186		$203	7/5/24	3
State Street Bank and Trust Co.	EUR	215		$234	7/5/24	4
State Street Bank and Trust Co.	EUR	579		$630	7/5/24	10
State Street Bank and Trust Co.		$114	EUR	104	7/5/24	(2)
State Street Bank and Trust Co.		$12	EUR	11	7/5/24	(—	@)
						$267

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note (United States)	11	Sep-24		$1,100	$1,210	$— @
U.S. Treasury 10 yr. Ultra Note (United States)	39	Sep-24		3,900	4,428	44
U.S. Treasury 2 yr. Note (United States)	1	Sep-24		200	204	— @
U.S. Treasury 5 yr. Note (United States)	59	Sep-24		5,900	6,288	25
U.S. Treasury Long Bond (United States)	36	Sep-24		3,600	4,259	49
U.S. Treasury Ultra Long Bond (United States)	90	Sep-24		9,000	11,281	128
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	6	Sep-24	EUR	(600)	(837)	(21)
German Euro-Bobl Index (Germany)	41	Sep-24		(4,100)	(5,113)	(43)
German Euro-Bund Index (Germany)	32	Sep-24		(3,200)	(4,511)	(66)
German Euro-Schatz Index (Germany)	32	Sep-24		(3,200)	(3,622)	(17)
						$99

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/29	$400	$(3)	$(4)	$1
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	188	(35)	(56)	21
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	500	(3)	(4)	1
Goldman Sachs International Indonesia Government International Bonds	NR	Sell	1.00	Quarterly	6/20/29	3,420	33	42	(9)
Goldman Sachs International Philippines Government International Bonds	NR	Buy	1.00	Quarterly	6/20/29	3,390	(46)	(51)	5
							$(54)	$(73)	$19

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  Not rated.

EUR  — Euro

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	69.2%
Corporate Bonds	25.8
Other*	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $41,753,000 and net unrealized appreciation of approximately $99,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $267,000. Also does not include open swap agreements with net unrealized appreciation of approximately $19,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $105,848)	$100,468
Foreign Currency, at Value (Cost $752)	742
Cash	408
Interest Receivable	1,950
Receivable for Variation Margin on Futures Contracts	964
Receivable for Investments Sold	730
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	271
Upfront Payment Paid on Open Swap Agreements	42
Receivable from Affiliate	13
Unrealized Appreciation on Swap Agreements	7
Receivable for Fund Shares Sold	3
Other Assets	16
Total Assets	105,614
Liabilities:
Payable for Investments Purchased	1,315
Deferred Capital Gain Country Tax	350
Payable for Advisory Fees	148
Payable for Fund Shares Redeemed	72
Upfront Payment Received on Open Swap Agreements	59
Payable for Professional Fees	35
Payable for Servicing Fees	24
Payable for Custodian Fees	12
Unrealized Depreciation on Swap Agreements	9
Payable for Administration Fees	7
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	4
Payable for Variation Margin on Swap Agreements	1
Payable for Transfer Agency Fees	1
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	25
Total Liabilities	2,062
NET ASSETS	$103,552
Net Assets Consist of:
Paid-in-Capital	$158,083
Total Accumulated Loss	(54,531)
Net Assets	$103,552
CLASS I:
Net Assets	$92,480
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,010,028 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.78
CLASS II:
Net Assets	$11,072
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,937,010 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$6,215
Dividends from Security of Affiliated Issuer (Note H)	94
Dividends from Securities of Unaffiliated Issuers	1
Total Investment Income	6,310
Expenses:
Advisory Fees (Note B)	388
Servicing Fees (Note D)	87
Professional Fees	82
Administration Fees (Note C)	41
Custodian Fees (Note G)	32
Distribution Fees — Class II Shares (Note E)	14
Shareholder Reporting Fees	11
Transfer Agency Fees (Note F)	6
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	675
Waiver of Advisory Fees (Note B)	(92)
Waiver of Distribution Fees — Class II Shares (Note E)	(11)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	568
Net Investment Income	5,742
Realized Gain (Loss):
Investments Sold (Net of $8 of Capital Gain Country Tax)	(233)
Foreign Currency Forward Exchange Contracts	184
Foreign Currency Translation	(158)
Futures Contracts	574
Swap Agreements	13
Net Realized Gain	380
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $53)	(78)
Foreign Currency Forward Exchange Contracts	541
Foreign Currency Translation	(46)
Futures Contracts	(1,623)
Swap Agreements	18
Net Change in Unrealized Appreciation (Depreciation)	(1,188)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(808)
Net Increase in Net Assets Resulting from Operations	$4,934

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,742	$9,416
Net Realized Gain (Loss)	380	(22,171)
Net Change in Unrealized Appreciation (Depreciation)	(1,188)	24,104
Net Increase in Net Assets Resulting from Operations	4,934	11,349
Dividends and Distributions to Shareholders:
Class I	—	(8,015)
Class II	—	(1,005)
Total Dividends and Distributions to Shareholders	—	(9,020)
Capital Share Transactions:(1)
Class I:
Subscribed	2,927	9,670
Distributions Reinvested	—	8,015
Redeemed	(8,326)	(18,088)
Class II:
Subscribed	411	397
Distributions Reinvested	—	1,005
Redeemed	(1,288)	(2,355)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,276)	(1,356)
Total Increase (Decrease) in Net Assets	(1,342)	973
Net Assets:
Beginning of Period	104,894	103,921
End of Period	$103,552	$104,894
(1) Capital Share Transactions:
Class I:
Shares Subscribed	516	1,765
Shares Issued on Distributions Reinvested	—	1,581
Shares Redeemed	(1,480)	(3,433)
Net Decrease in Class I Shares Outstanding	(964)	(87)
Class II:
Shares Subscribed	75	76
Shares Issued on Distributions Reinvested	—	200
Shares Redeemed	(231)	(451)
Net Decrease in Class II Shares Outstanding	(156)	(175)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$5.51		$5.38		$7.20		$7.74		$7.68		$7.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.31		0.48		0.41		0.34		0.32		0.38
Net Realized and Unrealized Gain (Loss)	(0.04)		0.13		(1.78)		(0.49)		0.08		0.62
Total from Investment Operations	0.27		0.61		(1.37)		(0.15)		0.40		1.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)		(0.45)		(0.39)		(0.34)		(0.41)
Net Asset Value, End of Period	$5.78		$5.51		$5.38		$7.20		$7.74		$7.68
Total Return(2)	5.09	%(3)	11.84	%(4)	(18.74)%		(2.02)%		5.55%		14.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,480		$93,484		$91,828		$133,413		$145,312		$170,382
Ratio of Expenses Before Expense Limitation	1.28	%(5)	1.32%		1.24%		1.17%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.09	%(5)(6)	1.09	%(6)	1.10	%(6)	1.12	%(6)(7)	1.15	%(6)	1.11	%(6)
Ratio of Net Investment Income	11.11	%(5)(6)	9.07	%(6)	6.96	%(6)	4.59	%(6)	4.34	%(6)	5.04	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	89	%(3)	117%		75%		28%		40%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$5.45		$5.33		$7.14		$7.67		$7.61		$7.03
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.31		0.47		0.40		0.34		0.31		0.37
Net Realized and Unrealized Gain (Loss)	(0.04)		0.12		(1.76)		(0.48)		0.08		0.62
Total from Investment Operations	0.27		0.59		(1.36)		(0.14)		0.39		0.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)		(0.45)		(0.39)		(0.33)		(0.41)
Net Asset Value, End of Period	$5.72		$5.45		$5.33		$7.14		$7.67		$7.61
Total Return(2)	5.15	%(3)	11.69	%(4)	(18.81)%		(1.96)%		5.53%		14.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,072		$11,410		$12,093		$16,181		$17,762		$21,163
Ratio of Expenses Before Expense Limitation	1.53	%(5)	1.57%		1.49%		1.42%		1.40%		1.37%
Ratio of Expenses After Expense Limitation	1.14	%(5)(6)	1.14	%(6)	1.15	%(6)	1.17	%(6)(7)	1.20	%(6)	1.16	%(6)
Ratio of Net Investment Income	11.06	%(5)(6)	9.02	%(6)	6.91	%(6)	4.54	%(6)	4.29	%(6)	4.99	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	89	%(3)	117%		75%		28%		40%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$25,984	$—	$25,984
Sovereign	—	69,516	—	69,516
Senior Loan Interest	—	4,703	—	4,703
Total Fixed Income Securities	—	100,203	—	100,203
Warrants	—	26	—	26
Short-Term Investment
U.S. Treasury Security	—	239	—	239
Foreign Currency Forward Exchange Contracts	—	271	—	271
Futures Contracts	246	—	—	246
Credit Default Swap Agreements	—	28	—	28
Total Assets	246	100,767	—	101,013
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4)	—	(4)
Futures Contracts	(147)	—	—	(147)
Credit Default Swap Agreement	—	(9)	—	(9)
Total Liabilities	(147)	(13)	—	(160)
Total	$99	$100,754	$—	$100,853

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$271
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	246	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	21	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	7
Total			$545
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(4)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(147	)(a)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Credit Risk	(9)
Total			$(160)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$184
Interest Rate Risk	Futures Contracts	574
Credit Risk	Swap Agreements	13
Total		$771
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$541
Interest Rate Risk	Futures Contracts	(1,623)
Credit Risk	Swap Agreements	18
Total		$(1,064)

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$271	$(4)
Swap Agreements	7	(9)
Total	$278	$(13)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

21

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$8	$(7)	$—	$1
HSBC Bank PLC	135	(2)	—	133
State Street Bank and Trust Co.	135	(2)	—	133
Total	$278	$(11)	$—	$267
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$9	$(7)	$—	$2
HSBC Bank PLC	2	(2)	—	0
State Street Bank and Trust Co.	2	(2)	—	0
Total	$13	$(11)	$—	$2

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$17,666,000
Futures Contracts:
Average monthly notional value	$79,237,000
Swap Agreements:
Average monthly notional amount	$3,300,000

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Senior Loans : Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally

22

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.56% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $92,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2024, this waiver amounted to approximately $11,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are

23

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $85,100,000 and $85,442,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$5,015	$43,551	$48,566	$94
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$—

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$9,020	$8,543

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

24

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10,468	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,461,000 and $56,461,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.8%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

25

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

26

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MBDBX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (100.5%)
Brazil (6.3%)
Itau Unibanco Holding SA (Preference)	369,770	$2,144
Localiza Rent a Car SA	238,437	1,791
NU Holdings Ltd., Class A (a)	82,787	1,067
Raia Drogasil SA	301,475	1,385
Vale SA	100,739	1,121
WEG SA	397,883	3,003
		10,511
China (19.5%)
Alibaba Group Holding Ltd. (b)	384,700	3,467
Baidu, Inc. ADR (a)	4,834	418
Bank of Ningbo Co. Ltd., Class A	206,500	625
BYD Co. Ltd., H Shares (b)	75,000	2,227
China Construction Bank Corp., H Shares (b)	4,558,230	3,370
China Mengniu Dairy Co. Ltd. (b)	417,000	746
China Merchants Bank Co. Ltd., H Shares (b)	425,500	1,934
China Resources Beer Holdings Co. Ltd. (b)	179,500	604
JD.com, Inc., Class A (b)	29,280	380
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (a)	146,209	773
KE Holdings, Inc. ADR	22,755	322
Kweichow Moutai Co. Ltd., Class A	5,991	1,207
Li Auto, Inc., Class A (a)(b)	22,400	201
Li Ning Co. Ltd. (b)	160,500	346
Meituan, Class B (a)(b)	55,380	787
NARI Technology Co. Ltd., Class A	280,600	962
NetEase, Inc. (b)	54,900	1,048
Ping An Insurance Group Co. of China Ltd., Class H (b)	137,000	621
Postal Savings Bank of China Co. Ltd. (b)	1,195,000	700
Proya Cosmetics Co. Ltd., Class A	58,448	891
Shenzhen Inovance Technology Co. Ltd., Class A	124,400	877
Shenzhou International Group Holdings Ltd. (b)	104,700	1,023
Tencent Holdings Ltd. (b)	151,100	7,168
Trip.com Group Ltd. ADR (a)	31,194	1,466
Yum China Holdings, Inc.	16,379	505
		32,668
India (25.7%)
Axis Bank Ltd.	86,413	1,310
Bajaj Auto Ltd.	21,009	2,393
Bajaj Finance Ltd.	17,378	1,481
CG Power & Industrial Solutions Ltd.	75,500	637
Coforge Ltd.	3,513	229
Delhivery Ltd. (a)	181,978	873
HDFC Asset Management Co. Ltd.	30,291	1,449
HDFC Bank Ltd.	135,706	2,741
Hindalco Industries Ltd.	193,794	1,606
Hitachi Energy India Ltd.	10,580	1,636
ICICI Bank Ltd.	298,607	4,298
Infosys Ltd.	113,031	2,121
	Shares	Value (000)
Infosys Ltd. ADR (c)	33,980	$633
Larsen & Toubro Ltd.	39,739	1,688
Macrotech Developers Ltd.	97,835	1,764
Mahindra & Mahindra Ltd.	140,331	4,817
MakeMyTrip Ltd. (a)	12,566	1,057
Max Healthcare Institute Ltd.	130,668	1,472
Pidilite Industries Ltd.	37,399	1,415
Reliance Industries Ltd.	113,754	4,264
Star Health & Allied Insurance Co. Ltd. (a)	132,075	885
State Bank of India	306,434	3,113
United Breweries Ltd.	43,655	1,039
		42,921
Indonesia (2.9%)
Bank Central Asia Tbk. PT	2,601,500	1,574
Bank Mandiri Persero Tbk. PT	3,025,100	1,132
Bank Rakyat Indonesia Persero Tbk. PT	4,475,300	1,255
Cisarua Mountain Dairy Tbk. PT	2,771,400	846
		4,807
Korea, Republic of (11.8%)
DB Insurance Co. Ltd.	8,441	699
HYBE Co. Ltd.	2,632	386
Hyundai Marine & Fire Insurance Co. Ltd.	24,640	616
Hyundai Motor Co.	4,152	885
KB Financial Group, Inc.	23,141	1,316
Kia Corp.	14,309	1,339
Korea Zinc Co. Ltd.	2,600	969
NAVER Corp.	6,170	742
Samsung Electronics Co. Ltd.	118,140	6,953
SK Hynix, Inc.	34,693	5,888
		19,793
Mexico (4.6%)
Gruma SAB de CV, Class B	134,327	2,460
Grupo Financiero Banorte SAB de CV Series O	194,113	1,513
Qualitas Controladora SAB de CV	182,319	1,853
Wal-Mart de Mexico SAB de CV	537,708	1,837
		7,663
Poland (2.5%)
Allegro.eu SA (a)	235,986	2,206
Powszechny Zaklad Ubezpieczen SA	157,762	2,014
		4,220
Saudi Arabia (1.6%)
Alinma Bank	169,753	1,415
Bupa Arabia for Cooperative Insurance Co.	19,570	1,344
		2,759
South Africa (3.3%)
Anglo American PLC	72,246	2,288
AVI Ltd.	192,074	998
Capitec Bank Holdings Ltd.	14,984	2,176
		5,462

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (18.9%)
Advantech Co. Ltd.	67,000	$763
Airtac International Group	29,901	907
Chailease Holding Co. Ltd.	117,940	557
CTBC Financial Holding Co. Ltd.	368,000	429
Delta Electronics, Inc.	84,000	1,002
E Ink Holdings, Inc.	168,000	1,301
Hon Hai Precision Industry Co. Ltd.	499,000	3,285
Taiwan Semiconductor Manufacturing Co. Ltd.	601,000	17,806
Unimicron Technology Corp.	281,000	1,555
United Microelectronics Corp. (a)	1,244,000	2,151
Wiwynn Corp.	22,000	1,782
		31,538
Thailand (1.5%)
Central Retail Corp. PCL	351,200	293
CP ALL PCL	219,200	328
Kasikornbank PCL	275,500	940
Tisco Financial Group PCL	386,000	1,004
		2,565
United Arab Emirates (0.7%)
Americana Restaurants International PLC	1,321,066	1,127
United Kingdom (1.2%)
Antofagasta PLC	74,986	1,993
Total Common Stocks (Cost $122,047)		168,027
	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 08/06/24 (a) (Cost $—)	2,409	4
	Shares
Short-Term Investments (1.2%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note H) (Cost $1,285)	1,284,858	1,285
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note H) (Cost $654)	654,115	654
Total Short-Term Investments (Cost $1,939)		1,939
Total Investments (101.7%) (Cost $123,986) including $633 of Securities Loaned (d)(e)		169,970
Liabilities in Excess of Other Assets (–1.7%)		(2,792)
Net Assets (100.0%)		$167,178

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2024.

(d)  The approximate fair value and percentage of net assets, $145,452,000 and 87.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,296,000 and the aggregate gross unrealized depreciation is approximately $8,312,000, resulting in net unrealized appreciation of approximately $45,984,000.

ADR  American Depositary Receipt.

Portfolio Composition**

Classification	Percentage of Total Investments
Other*	52.2%
Banks	20.0
Semiconductors & Semiconductor Equipment	15.2
Automobiles	7.0
Tech Hardware, Storage & Peripherals	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $122,047)	$168,031
Investment in Security of Affiliated Issuer, at Value (Cost $1,939)	1,939
Total Investments in Securities, at Value (Cost $123,986)	169,970
Foreign Currency, at Value (Cost $136)	132
Dividends Receivable	511
Receivable for Fund Shares Sold	49
Tax Reclaim Receivable	22
Receivable from Affiliate	5
Receivable from Securities Lending Income	—	@
Other Assets	21
Total Assets	170,710
Liabilities:
Deferred Capital Gain Country Tax	2,181
Collateral on Securities Loaned, at Value	654
Payable for Advisory Fees	302
Payable for Fund Shares Redeemed	207
Payable for Professional Fees	60
Payable for Servicing Fees	53
Payable for Custodian Fees	39
Payable for Administration Fees	11
Payable for Transfer Agency Fees	2
Payable for Investments Purchased	—	@
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	23
Total Liabilities	3,532
NET ASSETS	$167,178
Net Assets Consist of:
Paid-in-Capital	$119,181
Total Distributable Earnings	47,997
Net Assets	$167,178
CLASS I:
Net Assets	$116,842
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,138,132 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.36
CLASS II:
Net Assets	$50,336
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,521,297 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.29
(1) Including:
Securities on Loan, at Value:	$633

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $264 of Foreign Taxes Withheld)	$1,829
Dividends from Security of Affiliated Issuer (Note H)	52
Income from Securities Loaned — Net	2
Total Investment Income	1,883
Expenses:
Advisory Fees (Note B)	603
Servicing Fees (Note D)	129
Professional Fees	95
Custodian Fees (Note G)	65
Administration Fees (Note C)	64
Distribution Fees — Class II Shares (Note E)	61
Shareholder Reporting Fees	13
Transfer Agency Fees (Note F)	10
Pricing Fees	3
Directors' Fees and Expenses	1
Other Expenses	12
Total Expenses	1,056
Waiver of Distribution Fees — Class II Shares (Note E)	(49)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,005
Net Investment Income	878
Realized Gain (Loss):
Investments Sold (Net of $154 of Capital Gain Country Tax)	5,202
Foreign Currency Translation	(51)
Net Realized Gain	5,151
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $249)	11,381
Foreign Currency Translation	(8)
Net Change in Unrealized Appreciation (Depreciation)	11,373
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	16,524
Net Increase in Net Assets Resulting from Operations	$17,402

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$878	$2,415
Net Realized Gain (Loss)	5,151	(3,677)
Net Change in Unrealized Appreciation (Depreciation)	11,373	19,370
Net Increase in Net Assets Resulting from Operations	17,402	18,108
Dividends and Distributions to Shareholders:
Class I	—	(3,804)
Class II	—	(1,628)
Total Dividends and Distributions to Shareholders	—	(5,432)
Capital Share Transactions:(1)
Class I:
Subscribed	2,649	6,955
Distributions Reinvested	—	3,804
Redeemed	(10,071)	(18,499)
Class II:
Subscribed	1,295	2,840
Distributions Reinvested	—	1,628
Redeemed	(5,260)	(8,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,387)	(11,272)
Total Increase in Net Assets	6,015	1,404
Net Assets:
Beginning of Period	161,163	159,759
End of Period	$167,178	$161,163
(1) Capital Share Transactions:
Class I:
Shares Subscribed	198	561
Shares Issued on Distributions Reinvested	—	313
Shares Redeemed	(752)	(1,502)
Net Decrease in Class I Shares Outstanding	(554)	(628)
Class II:
Shares Subscribed	98	231
Shares Issued on Distributions Reinvested	—	134
Shares Redeemed	(394)	(652)
Net Decrease in Class II Shares Outstanding	(296)	(287)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$12.90		$11.92		$18.11		$17.73		$15.99		$14.48
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.19		0.19		0.08		0.05		0.20
Net Realized and Unrealized Gain (Loss)	1.39		1.21		(4.81)		0.46		2.15		2.56
Total from Investment Operations	1.46		1.40		(4.62)		0.54		2.20		2.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.06)		(0.16)		(0.21)		(0.17)
Net Realized Gain	—		(0.22)		(1.51)		—		(0.25)		(1.08)
Total Distributions	—		(0.42)		(1.57)		(0.16)		(0.46)		(1.25)
Net Asset Value, End of Period	$14.36		$12.90		$11.92		$18.11		$17.73		$15.99
Total Return(2)	11.32	%(3)	11.97	%(4)	(25.08)%		2.99%		14.44%		19.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$116,842		$112,121		$111,050		$160,661		$166,989		$163,794
Ratio of Expenses Before Expense Limitation	1.24	%(5)	1.28%		1.32%		1.25%		1.30%		1.27%
Ratio of Expenses After Expense Limitation	1.24	%(5)(6)	1.24	%(6)(7)	1.25	%(6)	1.25	%(6)	1.25	%(6)	1.25	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.25	%(6)	N/A		1.25	%(6)	1.25	%(6)
Ratio of Net Investment Income	1.11	%(5)(6)	1.52	%(6)(7)	1.41	%(6)	0.44	%(6)	0.35	%(6)	1.33	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	21	%(3)	33%		38%		39%		52%		36%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.51%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$12.85		$11.87		$18.04		$17.66		$15.93		$14.44
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.18		0.18		0.07		0.04		0.19
Net Realized and Unrealized Gain (Loss)	1.37		1.22		(4.79)		0.46		2.14		2.54
Total from Investment Operations	1.44		1.40		(4.61)		0.53		2.18		2.73
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.05)		(0.15)		(0.20)		(0.16)
Net Realized Gain	—		(0.22)		(1.51)		—		(0.25)		(1.08)
Total Distributions	—		(0.42)		(1.56)		(0.15)		(0.45)		(1.24)
Net Asset Value, End of Period	$14.29		$12.85		$11.87		$18.04		$17.66		$15.93
Total Return(2)	11.21	%(3)	11.96	%(4)	(25.13)%		2.95%		14.36%		19.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,336		$49,042		$48,709		$67,300		$73,286		$71,662
Ratio of Expenses Before Expense Limitation	1.49	%(5)	1.53%		1.57%		1.50%		1.55%		1.52%
Ratio of Expenses After Expense Limitation	1.29	%(5)(6)	1.29	%(6)(7)	1.30	%(6)	1.30	%(6)	1.30	%(6)	1.30	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.30	%(6)	N/A		1.30	%(6)	1.30	%(6)
Ratio of Net Investment Income	1.06	%(5)(6)	1.47	%(6)(7)	1.36	%(6)	0.39	%(6)	0.30	%(6)	1.28	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	21	%(3)	33%		38%		39%		52%		36%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.30%	1.46%

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$873	$—	$873
Automobiles	—	11,863	—	11,863
Banks	4,724	29,330	—	34,054
Beverages	—	2,850	—	2,850
Broadline Retail	—	6,346	—	6,346
Capital Markets	—	1,449	—	1,449
Chemicals	—	1,415	—	1,415
Construction & Engineering	—	1,688	—	1,688
Consumer Finance	—	1,481	—	1,481
Consumer Staples Distribution & Retail	3,221	328	—	3,549
Electrical Equipment	3,003	3,235	—	6,238
Electronic Equipment, Instruments & Components	—	7,143	—	7,143
Entertainment	—	1,434	—	1,434
Financial Services	—	557	—	557
Food Products	2,461	2,590	—	5,051
Ground Transportation	1,791	—	—	1,791
Health Care Providers & Services	—	1,472	—	1,472
Hotels, Restaurants & Leisure	3,028	1,914	—	4,942
Information Technology Services	633	2,350	—	2,983
Insurance	1,853	6,178	—	8,031
Interactive Media & Services	418	7,911	—	8,329
Machinery	—	1,785	—	1,785
Metals & Mining	1,121	6,856	—	7,977

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$—	$4,264	$—	$4,264
Personal Care Products	—	891	—	891
Pharmaceuticals	—	773	—	773
Real Estate Management & Development	322	1,764	—	2,086
Semiconductors & Semiconductor Equipment	—	25,845	—	25,845
Tech Hardware, Storage & Peripherals	—	9,498	—	9,498
Textiles, Apparel & Luxury Goods	—	1,369	—	1,369
Total Common Stocks	22,575	145,452	—	168,027
Rights	4	—	—	4
Short-Term Investments
Investment Company	1,939	—	—	1,939
Total Assets	$24,518	$145,452	$—	$169,970

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$633	(a)	$—	$(633	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $654,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$654	$—	$—	$—	$654
Total Borrowings	$654	$—	$—	$—	$654
Gross amount of recognized liabilities for securities lending transactions					$654

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2024.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2024, this waiver amounted to approximately $49,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $33,267,000 and $42,836,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,890	$20,072	$20,023	$52
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$1,939

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley

Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,595	$2,837	$731	$18,524

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,175	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $307,000 and $3,194,000, respectively,that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.7%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MSMBX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Australia (6.0%)
Goodman Group REIT	51,046	$1,178
National Storage REIT	121,699	186
Region Group REIT	178,349	249
Stockland REIT	123,735	343
		1,956
Belgium (1.0%)
Montea NV REIT	2,795	237
Shurgard Self Storage Ltd. REIT	2,411	93
		330
Canada (2.8%)
Boardwalk REIT	5,826	300
Chartwell Retirement Residences (Units) (a)	38,317	360
InterRent REIT	29,439	256
		916
France (2.1%)
Carmila SA REIT	10,520	177
Klepierre SA REIT	4,641	124
Unibail-Rodamco-Westfield REIT	4,800	379
		680
Germany (2.2%)
LEG Immobilien SE	3,856	315
Vonovia SE	14,844	422
		737
Hong Kong (1.6%)
Link REIT	38,127	148
Sun Hung Kai Properties Ltd.	29,393	255
Wharf Real Estate Investment Co. Ltd.	43,420	115
		518
Japan (9.9%)
Comforia Residential, Inc. REIT	101	200
Heiwa Real Estate, Inc. REIT	144	118
Hulic Co. Ltd. (c)	15,000	133
Invincible Investment Corp. REIT	1,056	429
Japan Hotel REIT Investment Corp.	784	378
Japan Metropolitan Fund Invest REIT	176	99
Mitsubishi Estate Co. Ltd.	8,000	126
Mitsui Fudosan Co. Ltd.	76,400	703
Mitsui Fudosan Logistics Park, Inc. REIT	44	119
Nippon Building Fund, Inc. REIT (c)	71	249
Nippon Prologis, Inc. REIT	92	144
Star Asia Investment Corp. REIT	311	116
Sumitomo Realty & Development Co. Ltd.	15,000	443
		3,257
Netherlands (0.6%)
CTP NV	12,397	212
	Shares	Value (000)
Singapore (1.6%)
CapitaLand Integrated Commercial Trust REIT	139,019	$202
Frasers Centrepoint Trust REIT	139,500	219
Mapletree Industrial Trust REIT	69,000	107
		528
Spain (0.7%)
Merlin Properties Socimi SA REIT	20,893	233
Sweden (1.4%)
Castellum AB (b)	22,251	272
Pandox AB	9,655	172
		444
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	988	127
United Kingdom (4.6%)
Derwent London PLC REIT	6,031	172
Hammerson PLC REIT	302,522	106
Impact Healthcare PLC REIT	97,094	105
LondonMetric Property PLC REIT	69,565	170
Segro PLC REIT	40,546	459
Sirius Real Estate Ltd. REIT	123,692	146
UNITE Group PLC REIT	13,043	147
Workspace Group PLC REIT	29,613	222
		1,527
United States (64.2%)
Agree Realty Corp. REIT	7,066	438
Alexandria Real Estate Equities, Inc. REIT	4,783	559
American Homes 4 Rent, Class A REIT	22,761	846
Americold Realty Trust, Inc. REIT	10,335	264
AvalonBay Communities, Inc. REIT	7,427	1,537
Boston Properties, Inc. REIT	5,355	330
CareTrust REIT, Inc.	18,983	476
Digital Realty Trust, Inc. REIT	8,471	1,288
EastGroup Properties, Inc. REIT	2,093	356
Equinix, Inc. REIT	2,359	1,785
Essential Properties Realty Trust, Inc. REIT	8,470	235
Essex Property Trust, Inc. REIT	2,615	712
Extra Space Storage, Inc. REIT	5,728	890
Federal Realty Investment Trust REIT	4,240	428
Hilton Worldwide Holdings, Inc.	1,313	286
Host Hotels & Resorts, Inc. REIT	18,522	333
Iron Mountain, Inc. REIT	7,467	669
Kilroy Realty Corp. REIT	4,290	134
Kite Realty Group Trust REIT	11,257	252
Lamar Advertising Co., Class A REIT	1,390	166
Mid-America Apartment Communities, Inc. REIT	4,004	571
PACS Group, Inc. (b)	10,498	310
Prologis, Inc. REIT	13,092	1,470
Public Storage REIT	3,954	1,137

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Realty Income Corp. REIT	6,150	$325
Rexford Industrial Realty, Inc. REIT	10,499	468
Simon Property Group, Inc. REIT	7,334	1,113
Sun Communities, Inc. REIT	3,572	430
Tanger, Inc. REIT	6,163	167
Urban Edge Properties REIT	11,624	215
VICI Properties, Inc. REIT	26,284	753
Welltower, Inc. REIT	20,835	2,172
		21,115
Total Common Stocks (Cost $29,247)		32,580
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note H) (Cost $104)	104,381	104
Total Investments (99.4%) (Cost $29,351) Including $372 of Securities Loaned (d)(e)		32,684
Other Assets in Excess of Liabilities (0.6%)		193
Net Assets (100.0%)		$32,877

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2024.

(d)  The approximate fair value and percentage of net assets, $10,549,000 and 32.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,556,000 and the aggregate gross unrealized depreciation is approximately $1,223,000, resulting in net unrealized appreciation of approximately $3,333,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	17.5%
Other*	15.3
Diversified	13.6
Retail	13.5
Health Care	12.2
Industrial	11.4
Data Centers	9.4
Self Storage	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $29,247)	$32,580
Investment in Security of Affiliated Issuer, at Value (Cost $104)	104
Total Investments in Securities, at Value (Cost $29,351)	32,684
Foreign Currency, at Value (Cost $143)	143
Dividends Receivable	134
Receivable for Fund Shares Sold	40
Tax Reclaim Receivable	25
Due from Adviser	11
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	33,047
Liabilities:
Payable for Professional Fees	50
Deferred Capital Gain Country Tax	30
Payable for Fund Shares Redeemed	28
Payable for Investments Purchased	26
Payable for Servicing Fees	10
Payable for Custodian Fees	9
Payable for Distribution Fees — Class II Shares	7
Payable for Administration Fees	2
Payable for Transfer Agency Fees	1
Other Liabilities	7
Total Liabilities	170
NET ASSETS	$32,877
Net Assets Consist of:
Paid-in-Capital	$36,808
Total Accumulated Loss	(3,931)
Net Assets	$32,877
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,410,860 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.45
(1) Including:
Securities on Loan, at Value:	$372

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $24 of Foreign Taxes Withheld)	$615
Dividends from Security of Affiliated Issuer (Note H)	5
Income from Securities Loaned — Net	— @
Total Investment Income	620
Expenses:
Advisory Fees (Note B)	108
Professional Fees	76
Distribution Fees — Class II Shares (Note E)	41
Servicing Fees (Note D)	28
Custodian Fees (Note G)	14
Administration Fees (Note C)	13
Shareholder Reporting Fees	9
Transfer Agency Fees (Note F)	3
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	5
Total Expenses	300
Waiver of Advisory Fees (Note B)	(108)
Expenses Reimbursed by Adviser (Note B)	(11)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	181
Net Investment Income	439
Realized Loss:
Investments Sold	(440)
Foreign Currency Translation	(2)
Net Realized Loss	(442)
Change in Unrealized Appreciation (Depreciation):
Investments	(417)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	(419)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(861)
Net Decrease in Net Assets Resulting from Operations	$(422)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$439	$806
Net Realized Loss	(442)	(3,202)
Net Change in Unrealized Appreciation (Depreciation)	(419)	5,825
Net Increase (Decrease) in Net Assets Resulting from Operations	(422)	3,429
Dividends and Distributions to Shareholders:
Class II	—	(689)
Capital Share Transactions:(1)
Class II:
Subscribed	927	2,137
Distributions Reinvested	—	689
Redeemed	(3,139)	(7,294)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,212)	(4,468)
Total Decrease in Net Assets	(2,634)	(1,728)
Net Assets:
Beginning of Period	35,511	37,239
End of Period	$32,877	$35,511
(1) Capital Share Transactions:
Class II:
Shares Subscribed	126	305
Shares Issued on Distributions Reinvested	—	99
Shares Redeemed	(427)	(1,040)
Net Decrease in Class II Shares Outstanding	(301)	(636)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$7.54		$6.96		$10.36		$8.56		$10.80		$9.87
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.16		0.14		0.18		0.16		0.18
Net Realized and Unrealized Gain (Loss)	(0.19)		0.56		(2.81)		1.85		(1.86)		1.58
Total from Investment Operations	(0.09)		0.72		(2.67)		2.03		(1.70)		1.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.39)		(0.23)		(0.37)		(0.29)
Net Realized Gain	—		—		(0.34)		—		(0.17)		(0.54)
Total Distributions	—		(0.14)		(0.73)		(0.23)		(0.54)		(0.83)
Net Asset Value, End of Period	$7.45		$7.54		$6.96		$10.36		$8.56		$10.80
Total Return(2)	(1.19	)%(3)	10.47	%(4)	(26.20)%		23.83%		(14.85)%		18.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,877		$35,511		$37,239		$58,277		$53,254		$70,426
Ratio of Expenses Before Expense Limitation	1.81	%(5)	1.88%		1.80%		1.81%		1.81%		1.64%
Ratio of Expenses After Expense Limitation	1.10	%(5)(6)	1.23	%(6)(7)(8)	1.25	%(6)	1.25	%(6)	1.25	%(6)	1.25	%(6)
Ratio of Net Investment Income	2.64	%(5)(6)	2.27	%(6)(8)	1.65	%(6)	1.89	%(6)	1.89	%(6)	1.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	26	%(3)	73%		88%		123%		53%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class II shares. Prior to December 11, 2023, the maximum ratio was 1.25% for Class II shares.

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.24%	2.26%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds,

8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$3,073	$—	$—	$3,073
Diversified	—	4,446	—	4,446
Health Care	3,877	105	—	3,982
Industrial	2,558	1,171	—	3,729
Industrial/Office Mixed	—	588	—	588
Lodging/Resorts	619	979	—	1,598
Office	464	643	—	1,107
Residential	4,652	1,084	—	5,736
Retail	3,173	1,254	—	4,427
Self Storage	2,027	279	—	2,306
Specialty	1,588	—	—	1,588
Total Common Stocks	22,031	10,549	—	32,580
Short-Term Investment
Investment Company	104	—	—	104
Total Assets	$22,135	$10,549	$—	$32,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$372	(a)	$—	$(372	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received non-cash collateral of approximately $392,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.65%	0.60%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $108,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,640,000 and $10,257,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$389	$3,317	$3,602	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$104

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$689	$—	$3,531	$205

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$669	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $4,564,000 and $2,738,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 96.5%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social,

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

16

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Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MGETX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (45.8%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 2.00%, 6/1/52		$606	$475
3.00%, 11/1/52		97	83
4.50%, 1/1/49		12	11
Gold Pools: 3.50%, 2/1/45 - 6/1/45		154	138
4.50%, 1/1/49		8	7
Federal National Mortgage Association, Conventional Pools: 2.50%, 10/1/51		285	233
3.00%, 4/1/52		380	324
3.50%, 1/1/51		395	354
4.00%, 11/1/41 - 1/1/46		156	147
4.50%, 3/1/41 - 11/1/44		63	61
5.00%, 1/1/41 - 3/1/41		23	23
6.00%, 1/1/38		4	4
6.50%, 10/1/53		24	24
July TBA: 2.50%, 7/1/54 (a)		500	408
3.00%, 7/1/54 (a)		100	85
4.00%, 7/1/54 (a)		70	64
4.50%, 7/1/54 (a)		100	94
5.00%, 7/1/54 (a)		270	261
5.50%, 7/1/54 (a)		250	247
6.00%, 7/1/54 (a)		220	221
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		9	9
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,460)			3,276
Asset-Backed Securities (0.4%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A 1 Month EURIBOR + 3.25%, 6.85%, 7/24/54 (b)	EUR	74	78
United States (0.3%)
Renaissance Home Equity Loan Trust, 1 Month Term SOFR + 0.87%, 6.22%, 12/25/32 (b)		$77	70
Retained Vantage Data Centers Issuer LLC, Class A2A 5.00%, 9/15/48 (c)		100	97
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 4.43%, 7/25/39 (b)	EUR	56	56
			223
Total Asset-Backed Securities (Cost $301)			301
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.6%)
United States (0.6%)
BPR Trust, 1 Month Term SOFR + 1.90%, 7.23%, 4/15/37 (b)(c)		$100	$100
1 Month Term SOFR + 3.00%, 8.33%, 5/15/39 (b)(c)		100	101
Commercial Mortgage Trust, 4.88%, 7/15/47 (b)(c)		100	91
Credit Suisse Mortgage Trust, 1 Month Term SOFR + 3.14%, 8.47%, 9/9/24 (b)(c)		100	100
JW Commercial Mortgage Trust, 1 Month Term SOFR + 1.62%, 6.94%, 6/15/39 (b)(c)		100	100
Total Commercial Mortgage-Backed Securities (Cost $493)			492
Corporate Bonds (10.3%)
Australia (0.5%)
NBN Co. Ltd., 2.63%, 5/5/31 (c)		200	172
Transurban Finance Co. Pty. Ltd., 2.00%, 8/28/25	EUR	100	105
Westpac Banking Corp., 2.67%, 11/15/35		$125	104
			381
Brazil (0.3%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27		225	210
Canada (0.6%)
Algonquin Power & Utilities Corp., 5.37%, 6/15/26 (d)		50	50
Province of Ontario Canada, 4.10%, 3/4/33	CAD	200	146
Province of Quebec Canada, 0.00%, 10/29/30	EUR	210	185
Rogers Communications, Inc., 3.80%, 3/15/32		$100	89
			470
France (1.0%)
AXA SA, 3.25%, 5/28/49	EUR	100	102
Banque Federative du Credit Mutuel SA, 1.25%, 12/5/25	GBP	100	119
BNP Paribas SA, 1.13%, 6/11/26	EUR	225	230
BPCE SA, 5.15%, 7/21/24 (c)		$200	200
5.75%, 6/1/33	EUR	100	112
Orange SA, 5.00%, 10/1/26 (e)		100	109
			872

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (0.7%)
Kreditanstalt fuer Wiederaufbau, 0.38%, 4/23/30	EUR	340	$316
RWE AG, 3.63%, 1/10/32		100	106
Volkswagen International Finance NV, Series 10Y 1.88%, 3/30/27		200	205
			627
Italy (0.1%)
Assicurazioni Generali SpA, 5.50%, 10/27/47		100	111
Japan (0.2%)
NTT Finance Corp., 1.59%, 4/3/28 (c)		$200	176
Korea, Republic of (0.2%)
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (c)		200	186
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL, 1.25%, 4/26/27	EUR	100	98
Macau (0.0%)‡
Las Vegas Sands Corp., 6.00%, 8/15/29		$35	35
Netherlands (0.1%)
Alliander NV, 4.50%, 3/27/32 (e)	EUR	100	107
Spain (0.4%)
Banco Santander SA, 3.13%, 1/19/27		100	106
5.18%, 11/19/25		$200	198
			304
Sweden (0.1%)
Akelius Residential Property Financing BV, 1.13%, 1/11/29	EUR	100	93
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (c)		$225	183
United Kingdom (0.9%)
BAT Capital Corp., 3.56%, 8/15/27		58	55
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	121
5.73%, 5/17/32		$200	201
Lloyds Banking Group PLC, 2.00%, 4/12/28	GBP	100	115
2.25%, 10/16/24		100	125
NGG Finance PLC, 5.63%, 6/18/73		100	126
			743
	Face Amount (000)		Value (000)
United States (4.9%)
Air Lease Corp., 3.13%, 12/1/30		$75	$66
Amazon.com, Inc., 3.88%, 8/22/37		75	66
Aon North America, Inc., 5.45%, 3/1/34		100	100
AT&T, Inc., 1.80%, 9/5/26	EUR	100	103
2.90%, 12/4/26	GBP	100	120
3.65%, 6/1/51		$75	53
Bank of New York Mellon Corp., MTN 5.19%, 3/14/35		75	74
Boeing Co., 6.26%, 5/1/27 (c)		25	25
6.30%, 5/1/29 (c)		25	25
Bristol-Myers Squibb Co., 5.65%, 2/22/64		25	24
Celanese U.S. Holdings LLC, 6.17%, 7/15/27		75	76
Centene Corp., 2.50%, 3/1/31		175	144
Charles Schwab Corp., 5.85%, 5/19/34		65	66
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		100	73
6.38%, 10/23/35		25	24
Citigroup, Inc., 3.06%, 1/25/33		275	234
Comcast Corp., 2.89%, 11/1/51		50	31
3.75%, 4/1/40		50	41
CVS Health Corp., 1.75%, 8/21/30		150	122
Diamondback Energy, Inc., 3.13%, 3/24/31		50	44
Energy Transfer LP, 2.90%, 5/15/25		150	146
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	37
4.85%, 1/31/34		25	24
Georgia-Pacific LLC, 2.30%, 4/30/30 (c)		175	151
Global Payments, Inc., 4.45%, 6/1/28		100	97
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	90	78
5.85%, 4/25/35		$100	102
JPMorgan Chase & Co., 5.04%, 1/23/28		100	100
6.25%, 10/23/34		175	186
Las Vegas Sands Corp., 5.90%, 6/1/27		50	50

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Medtronic Global Holdings SCA, 1.00%, 7/2/31	EUR	100	$91
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (c)		$150	134
NextEra Energy Capital Holdings, Inc., 2.75%, 11/1/29		175	156
Nuveen LLC, 5.55%, 1/15/30 (c)		50	50
ONEOK, Inc., 6.05%, 9/1/33		25	26
Oracle Corp., 2.88%, 3/25/31		175	151
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63		25	24
PNC Financial Services Group, Inc., 6.88%, 10/20/34		125	136
Prologis Euro Finance LLC, 1.88%, 1/5/29	EUR	100	99
Republic Services, Inc., 5.00%, 4/1/34		$50	49
Thermo Fisher Scientific, Inc., 0.88%, 10/1/31	EUR	100	90
U.S. Bancorp, 5.38%, 1/23/30		$75	75
5.84%, 6/12/34		75	76
Upjohn Finance BV, 1.91%, 6/23/32	EUR	100	90
Verizon Communications, Inc., 1.13%, 11/3/28	GBP	100	109
2.55%, 3/21/31		$50	43
Vontier Corp., 2.40%, 4/1/28		50	44
Warnermedia Holdings, Inc., 5.05%, 3/15/42		25	20
Williams Cos., Inc., 4.85%, 3/1/48		125	108
			4,053
Total Corporate Bonds (Cost $9,223)			8,649
Mortgages — Other (1.3%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%, 4.95%, 4/22/33 (b)	EUR	15	16
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP SONIA + 2.22%, 7.45%, 4/17/44 (b)	GBP	51	62
United States (1.2%)
Bayview Opportunity Master Fund VIA Trust, 3.00%, 1/25/52 (b)(c)		$88	73
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57		76	65
3.00%, 7/25/58		81	70
	Face Amount (000)		Value (000)
3.00%, 10/25/58		$12	$10
4.00%, 10/25/58		11	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, 3.00%, 9/25/45		16	14
3.00%, 7/25/46		8	6
3.00%, 12/25/46		28	24
3.00%, 5/25/47		34	29
3.50%, 5/25/45		7	6
3.50%, 9/25/45		16	14
3.50%, 7/25/46		10	8
4.00%, 5/25/45		2	2
GCAT Trust, Class 2A2 6.50%, 1/25/54 (b)(c)		138	139
Hundred Acre Wood Trust, 2.50%, 12/25/51 (b)(c)		84	67
JP Morgan Mortgage Trust, 3.00%, 4/25/52 (b)(c)		155	129
3.00%, 9/25/52 (b)(c)		166	138
3.25%, 7/25/52 (b)(c)		83	70
PRKCM 2023-AFC1 Trust, Class A1 6.60%, 2/25/58 (c)		73	73
PRMI Securitization Trust, 2.50%, 4/25/51 (b)(c)		81	65
			1,012
Total Mortgages — Other (Cost $1,233)			1,090
Sovereign (22.7%)
Australia (0.3%)
Australia Government Bond, 1.25%, 5/21/32	AUD	160	86
Treasury Corp. of Victoria, MTN 5.25%, 9/15/38		300	195
			281
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30	EUR	70	64
Belgium (0.2%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29		30	29
1.70%, 6/22/50		90	66
3.45%, 6/22/43		100	107
			202
Brazil (1.2%)
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/29	BRL	5,960	992
Canada (1.0%)
Canadian Government Bond, 2.00%, 12/1/51	CAD	20	11
3.25%, 12/1/33		910	652
Province of British Columbia, 4.75%, 6/12/34		$160	159
			822

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
China (6.3%)
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	770	$106
China Development Bank, 3.34%, 7/14/25		740	104
China Government Bond, 2.37%, 1/20/27		1,700	237
2.40%, 7/15/28		1,000	140
2.69%, 8/15/32		1,700	242
2.76%, 5/15/32		17,180	2,457
2.80%, 11/15/32		2,200	316
3.12%, 10/25/52		400	62
3.13%, 11/21/29		5,390	785
3.27%, 11/19/30		2,140	316
3.52%, 4/25/46		410	67
3.53%, 10/18/51		200	33
3.81%, 9/14/50		300	52
3.86%, 7/22/49		1,270	220
Export-Import Bank of China, 2.93%, 3/2/25		740	103
			5,240
Colombia (0.1%)
Colombian TES, 7.00%, 3/26/31	COP	268,000	54
Czech Republic (0.1%)
Czech Republic Government Bond, 1.20%, 3/13/31	CZK	1,200	43
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	630	85
Estonia (0.1%)
Estonia Government International Bond, 3.25%, 1/17/34	EUR	60	63
Finland (0.2%)
Finland Government Bond, 1.13%, 4/15/34		70	63
3.00%, 9/15/34		60	64
			127
France (1.1%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		100	89
French Republic Government Bond OAT, 0.00%, 11/25/29		680	620
2.00%, 5/25/48		200	159
SNCF Reseau, 1.88%, 3/30/34		100	92
			960
Germany (2.5%)
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/31 - 8/15/50		558	482
0.25%, 2/15/29		530	515
1.70%, 8/15/32		540	548
1.80%, 8/15/53		58	51
	Face Amount (000)		Value (000)
2.20%, 2/15/34	EUR	40	$42
4.25%, 7/4/39		120	153
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		290	259
			2,050
Greece (1.0%)
Hellenic Republic Government Bond, 3.38%, 6/15/34		150	156
4.25%, 6/15/33		592	665
			821
Hungary (0.1%)
Hungary Government Bond, 3.00%, 8/21/30	HUF	8,480	19
Hungary Government International Bond, 4.00%, 7/25/29	EUR	34	36
			55
Indonesia (0.1%)
Indonesia Treasury Bond, 8.38%, 3/15/34	IDR	1,792,000	120
Italy (0.7%)
Italy Buoni Poliennali Del Tesoro, 0.45%, 2/15/29	EUR	50	47
2.50%, 12/1/32		90	87
4.00%, 11/15/30		240	261
4.45%, 9/1/43		68	73
4.50%, 10/1/53		110	117
			585
Japan (1.7%)
Japan Government Ten Year Bond, 0.10%, 6/20/31	JPY	42,800	254
0.80%, 3/20/34		74,000	450
Japan Government Thirty Year Bond, 0.30%, 6/20/46		34,300	151
0.40%, 9/20/49		47,900	202
Japan Government Twenty Year Bond, 0.40%, 6/20/41		77,000	389
			1,446
Korea, Republic of (0.4%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	186
Korea Development Bank, 0.80%, 7/19/26		200	184
			370
Lithuania (0.1%)
Republic of Lithuania, 3.50%, 7/3/31 (f)	EUR	40	42
Malaysia (0.2%)
Malaysia Government Bond, 3.58%, 7/15/32	MYR	200	42
3.89%, 8/15/29		440	94
			136

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Mexico (0.2%)
Mexican Bonos, 7.50%, 6/3/27	MXN	1,700	$87
8.50%, 5/31/29		800	41
			128
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30	EUR	190	173
2.75%, 1/15/47		20	21
			194
Norway (0.0%)‡
Norway Government Bond, 3.63%, 5/31/39	NOK	110	10
Poland (0.0%)‡
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	200	38
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT, 3.63%, 6/12/54	EUR	30	31
Singapore (0.1%)
Singapore Government Bond, 2.63%, 8/1/32	SGD	70	49
Slovenia (0.2%)
Slovenia Government International Bond, 5.00%, 9/19/33 (c)		$200	199
South Africa (2.2%)
Republic of South Africa Government Bond, 8.88%, 2/28/35	ZAR	39,958	1,860
Spain (0.9%)
Spain Government Bond, 0.00%, 1/31/28	EUR	50	48
2.70%, 10/31/48		40	35
3.45%, 10/31/34 - 7/30/66		481	514
3.50%, 5/31/29		170	186
			783
Thailand (0.1%)
Thailand Government Bond, 2.00%, 12/17/31	THB	4,000	105
United Kingdom (1.2%)
United Kingdom Gilt, 0.63%, 10/22/50	GBP	350	177
0.88%, 7/31/33		230	219
3.50%, 10/22/25 - 1/22/45		480	582
			978
Total Sovereign (Cost $20,567)			18,933
Supranational (0.6%)
Asian Development Bank, MTN 2.13%, 5/19/31	NZD	60	31
Corp. Andina de Fomento, 5.00%, 1/24/29		$100	100
MTN 5.30%, 2/19/29	AUD	160	105
	Face Amount (000)		Value (000)
European Financial Stability Facility, 3.00%, 9/4/34	EUR	110	$117
European Investment Bank, 0.00%, 1/14/31		180	160
Total Supranational (Cost $512)			513
U.S. Treasury Securities (6.0%)
United States (6.0%)
U.S. Treasury Bonds, 1.13%, 5/15/40		790	486
1.75%, 8/15/41		670	443
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34		889	863
U.S. Treasury Notes, 0.38%, 12/31/25		1,800	1,683
1.13%, 10/31/26		720	665
1.50%, 2/15/30		30	26
1.88%, 2/15/32		200	168
3.38%, 5/15/33		690	640
4.00%, 2/15/34		40	39
Total U.S. Treasury Securities (Cost $5,229)			5,013
Total Fixed Income Securities (Cost $41,018)			38,267
	Shares
Common Stocks (35.5%)
Australia (0.9%)
Ampol Ltd.		140	3
ANZ Group Holdings Ltd.		1,778	33
APA Group		750	4
Aristocrat Leisure Ltd.		336	11
ASX Ltd.		114	5
Aurizon Holdings Ltd.		1,079	3
BHP Group Ltd.		2,993	86
BlueScope Steel Ltd.		265	4
Brambles Ltd.		809	8
CAR Group Ltd.		210	5
Cochlear Ltd.		38	8
Coles Group Ltd.		784	9
Commonwealth Bank of Australia		986	83
Computershare Ltd.		311	5
CSL Ltd.		284	56
Dexus REIT		621	3
Endeavour Group Ltd.		887	3
Fortescue Ltd.		1,012	14
Goodman Group REIT		1,020	24
GPT Group REIT		1,102	3
Insurance Australia Group Ltd.		1,407	7
James Hardie Industries PLC (g)		252	8
Lottery Corp. Ltd.		1,302	4
Macquarie Group Ltd.		213	29
Medibank Pvt Ltd.		1,614	4
Mineral Resources Ltd.		104	4
Mirvac Group REIT		2,370	3
National Australia Bank Ltd.		1,826	44
Northern Star Resources Ltd.		686	6
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Orica Ltd.	282	$3
Origin Energy Ltd.	1,018	7
Pilbara Minerals Ltd.	1,673	3
Pro Medicus Ltd.	33	3
Qantas Airways Ltd. (g)	470	2
QBE Insurance Group Ltd.	903	10
Ramsay Health Care Ltd.	109	3
REA Group Ltd.	31	4
Reece Ltd.	132	2
Rio Tinto Ltd.	220	17
Santos Ltd.	1,931	10
Scentre Group REIT	3,031	6
SEEK Ltd.	209	3
Seven Group Holdings Ltd.	115	3
Sonic Healthcare Ltd.	273	5
South32 Ltd.	2,709	7
Stockland REIT	1,400	4
Suncorp Group Ltd.	747	9
Telstra Group Ltd.	2,383	6
Transurban Group (Units)	1,791	15
Treasury Wine Estates Ltd.	478	4
Vicinity Ltd. REIT	2,268	3
Washington H Soul Pattinson & Co. Ltd.	137	3
Wesfarmers Ltd.	680	29
Westpac Banking Corp.	2,040	37
WiseTech Global Ltd.	97	6
Woodside Energy Group Ltd.	1,134	21
Woolworths Group Ltd.	719	16
Xero Ltd. (g)	85	8
		728
Austria (0.0%)‡
Erste Group Bank AG	697	33
OMV AG	81	3
Verbund AG	38	3
Voestalpine AG	58	2
		41
Belgium (0.2%)
Ageas SA	111	5
Anheuser-Busch InBev SA	606	35
Argenx SE (g)	39	17
D'ieteren Group	15	3
Elia Group SA	20	2
Groupe Bruxelles Lambert NV	61	4
KBC Group NV	546	38
Sofina SA	11	3
Syensqo SA	51	5
UCB SA	88	13
Umicore SA	138	2
Warehouses De Pauw CVA REIT	121	3
		130
	Shares	Value (000)
Canada (1.6%)
Agnico Eagle Mines Ltd.	342	$22
Air Canada (g)	123	2
Alimentation Couche-Tard, Inc.	523	29
AltaGas Ltd.	201	5
ARC Resources Ltd.	403	7
Bank of Montreal	498	42
Bank of Nova Scotia	832	38
Barrick Gold Corp. (LSE)	1,149	19
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	51	2
Brookfield Asset Management Ltd., Class A	241	9
Brookfield Corp.	923	38
Brookfield Renewable Corp., Class A	91	3
BRP, Inc.	24	2
CAE, Inc. (g)	218	4
Cameco Corp.	299	15
Canadian Apartment Properties REIT	57	2
Canadian Imperial Bank of Commerce	639	30
Canadian National Railway Co.	371	44
Canadian Natural Resources Ltd.	1,447	52
Canadian Pacific Kansas City Ltd.	633	50
Canadian Tire Corp. Ltd., Class A	35	3
Canadian Utilities Ltd., Class A	92	2
CCL Industries, Inc., Class B	102	5
Cenovus Energy, Inc.	948	19
CGI, Inc. (g)	142	14
Constellation Software, Inc.	14	40
Descartes Systems Group, Inc. (g)	58	6
Dollarama, Inc.	189	17
Element Fleet Management Corp.	266	5
Emera, Inc.	195	6
Empire Co. Ltd., Class A	94	2
Enbridge, Inc.	1,455	52
Fairfax Financial Holdings Ltd.	14	16
First Quantum Minerals Ltd.	479	6
FirstService Corp.	28	4
Fortis, Inc.	336	13
Franco-Nevada Corp.	131	16
George Weston Ltd.	41	6
GFL Environmental, Inc.	150	6
Gildan Activewear, Inc.	105	4
Great-West Lifeco, Inc.	192	6
Hydro One Ltd.	224	6
iA Financial Corp., Inc.	67	4
IGM Financial, Inc.	58	2
Imperial Oil Ltd.	127	9
Intact Financial Corp.	121	20
Ivanhoe Mines Ltd., Class A (g)	425	5
Keyera Corp.	157	4
Kinross Gold Corp.	844	7
Loblaw Cos. Ltd.	106	12
Lundin Mining Corp.	439	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Magna International, Inc.	185	$8
Manulife Financial Corp.	1,220	32
MEG Energy Corp. (g)	184	4
Metro, Inc.	154	9
National Bank of Canada	234	19
Northland Power, Inc.	174	3
Nutrien Ltd.	338	17
Onex Corp.	45	3
Open Text Corp.	188	6
Pan American Silver Corp.	252	5
Parkland Corp.	96	3
Pembina Pipeline Corp.	394	15
Power Corp. of Canada	383	11
Quebecor, Inc., Class B	104	2
RB Global, Inc.	125	10
Restaurant Brands International, Inc.	206	14
RioCan Real Estate Investment Trust REIT	103	1
Rogers Communications, Inc., Class B	245	9
Royal Bank of Canada	955	102
Saputo, Inc.	172	4
Shopify, Inc., Class A (g)	833	55
Stantec, Inc.	79	7
Sun Life Financial, Inc.	397	19
Suncor Energy, Inc.	870	33
TC Energy Corp.	706	27
Teck Resources Ltd., Class B	309	15
TELUS Corp.	334	5
TFI International, Inc.	55	8
Thomson Reuters Corp.	109	18
TMX Group Ltd.	190	5
Toromont Industries Ltd.	57	5
Toronto-Dominion Bank	1,206	66
Tourmaline Oil Corp.	225	10
West Fraser Timber Co. Ltd.	38	3
Wheaton Precious Metals Corp.	310	16
WSP Global, Inc.	85	13
		1,320
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)(h)	18,000	—
Denmark (0.5%)
AP Moller — Maersk AS Series B	5	8
Carlsberg AS Series B	66	8
Coloplast AS Series B	86	10
Danske Bank AS	464	14
Demant AS (g)	67	3
DSV AS	116	18
Genmab AS (g)	45	11
Novo Nordisk AS, Class B	2,231	319
Novozymes AS Series B	255	16
Orsted AS (g)	128	7
Pandora AS	56	8
	Shares	Value (000)
Rockwool AS, Class B	6	$3
Tryg AS	236	5
Vestas Wind Systems AS (g)	681	16
		446
Finland (0.2%)
Elisa OYJ	101	5
Fortum OYJ	319	5
Kesko OYJ, Class B	189	3
Kone OYJ, Class B	236	12
Metso OYJ	431	5
Neste OYJ	299	5
Nokia OYJ	3,605	14
Nordea Bank Abp	6,969	83
Orion OYJ, Class B	75	3
Sampo OYJ, Class A	317	14
Stora Enso OYJ, Class R	407	5
UPM-Kymmene OYJ	383	13
Wartsila OYJ Abp	350	7
		174
France (1.6%)
Accor SA	123	5
Aeroports de Paris	22	3
Air Liquide SA	369	64
Airbus SE	381	52
Alstom SA	223	4
Amundi SA	39	2
ArcelorMittal SA	297	7
Arkema SA	38	3
AXA SA	1,160	38
BioMerieux	26	2
BNP Paribas SA	2,211	141
Bollore SE	457	3
Bouygues SA	121	4
Bureau Veritas SA	203	6
Capgemini SE	100	20
Carrefour SA	363	5
Cie de Saint-Gobain SA	292	23
Cie Generale des Etablissements Michelin SCA	432	17
Covivio SA REIT	33	2
Credit Agricole SA	2,261	31
Danone SA	411	25
Dassault Aviation SA	13	2
Dassault Systemes SE	429	16
Edenred SE	157	7
Eiffage SA	47	4
Engie SA	1,174	17
EssilorLuxottica SA	190	41
Eurazeo SE	29	2
Eurofins Scientific SE	107	5
Euronext NV	52	5
Gecina SA REIT	29	3
Getlink SE	195	3
Hermes International	20	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Ipsen SA	24	$3
Kering SA	47	17
Klepierre SA REIT	138	4
La Francaise des Jeux SAEM	67	2
Legrand SA	168	17
L'Oreal SA	155	68
LVMH Moet Hennessy Louis Vuitton SE	176	135
Orange SA	1,201	12
Pernod Ricard SA	129	18
Publicis Groupe SA	145	15
Remy Cointreau SA	14	1
Renault SA	122	6
Rexel SA	143	4
Safran SA	216	45
Sanofi SA	713	69
Sartorius Stedim Biotech	19	3
Schneider Electric SE	347	83
SEB SA	16	2
Societe Generale SA	1,555	37
Sodexo SA	56	5
STMicroelectronics NV	434	17
Teleperformance SE	34	4
Thales SA	60	10
TotalEnergies SE	1,377	92
Unibail-Rodamco-Westfield REIT	75	6
Veolia Environnement SA	441	13
Vinci SA	318	33
Vivendi SE	461	5
		1,334
Germany (1.2%)
adidas AG	111	27
Allianz SE (Registered)	267	74
BASF SE	601	29
Bayer AG (Registered)	661	19
Bayerische Motoren Werke AG	211	20
Bayerische Motoren Werke AG (Preference)	39	3
Bechtle AG	56	3
Beiersdorf AG	69	10
Brenntag SE	88	6
Carl Zeiss Meditec AG	27	2
Commerzbank AG	2,287	35
Continental AG	75	4
Covestro AG (g)	122	7
CTS Eventim AG & Co. KGaA	43	4
Daimler Truck Holding AG	361	14
Delivery Hero SE (g)	129	3
Deutsche Bank AG (Registered)	1,275	20
Deutsche Boerse AG	130	27
Deutsche Lufthansa AG (Registered)	401	2
Deutsche Post AG (Registered)	672	27
Deutsche Telekom AG (Registered)	2,199	55
Dr Ing hc F Porsche AG (Preference)	75	6
	Shares	Value (000)
E.ON SE	1,546	$20
Evonik Industries AG	174	4
Fresenius Medical Care AG	138	5
Fresenius SE & Co. KGaA (g)	288	9
GEA Group AG	105	4
Hannover Rueck SE (Registered)	41	10
Heidelberg Materials AG	92	10
Henkel AG & Co. KGaA	71	6
Henkel AG & Co. KGaA (Preference)	115	10
Infineon Technologies AG	885	32
Knorr-Bremse AG	49	4
LEG Immobilien SE	51	4
Mercedes-Benz Group AG (Registered)	536	37
Merck KGaA	89	15
MTU Aero Engines AG	37	9
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	93	47
Nemetschek SE	40	4
Porsche Automobil Holding SE (Preference)	103	5
Puma SE	71	3
QIAGEN NV (g)	153	6
Rational AG	3	3
Rheinmetall AG	29	15
RWE AG	433	15
SAP SE	726	146
Sartorius AG (Preference)	18	4
Scout24 SE	51	4
Siemens AG (Registered)	514	96
Siemens Energy AG (g)	394	10
Siemens Healthineers AG	193	11
Symrise AG	90	11
Talanx AG	44	4
Volkswagen AG	20	2
Volkswagen AG (Preference)	137	15
Vonovia SE	497	14
Zalando SE (g)	164	4
		995
Hong Kong (0.1%)
AIA Group Ltd.	3,508	24
BOC Hong Kong Holdings Ltd.	1,153	4
CK Asset Holdings Ltd.	597	2
CK Hutchison Holdings Ltd.	827	4
CK Infrastructure Holdings Ltd.	194	1
CLP Holdings Ltd.	510	4
Futu Holdings Ltd. ADR (g)	17	1
Galaxy Entertainment Group Ltd.	692	3
Hang Seng Bank Ltd.	236	3
Henderson Land Development Co. Ltd.	444	1
HKT Trust & HKT Ltd.	1,181	1
Hong Kong & China Gas Co. Ltd.	3,414	3
Hong Kong Exchanges & Clearing Ltd.	373	12
Hongkong Land Holdings Ltd.	348	1
Jardine Matheson Holdings Ltd.	49	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
Link REIT	796	$3
MTR Corp. Ltd.	482	1
Power Assets Holdings Ltd.	424	2
Sands China Ltd. (g)	758	2
Sino Land Co. Ltd.	1,215	1
SITC International Holdings Co. Ltd.	414	1
Sun Hung Kai Properties Ltd.	453	4
Swire Pacific Ltd., Class A	128	1
Swire Properties Ltd.	386	1
Techtronic Industries Co. Ltd.	424	5
WH Group Ltd.	2,513	2
Wharf Holdings Ltd.	331	1
Wharf Real Estate Investment Co. Ltd.	519	1
		91
Ireland (0.1%)
AIB Group PLC	3,572	19
Bank of Ireland Group PLC	2,312	24
Kerry Group PLC, Class A	113	9
Kingspan Group PLC	114	10
Smurfit Kappa Group PLC	194	9
		71
Israel (0.1%)
Azrieli Group Ltd.	30	2
Bank Hapoalim BM	875	8
Bank Leumi Le-Israel BM	1,050	9
Check Point Software Technologies Ltd. (g)	64	11
CyberArk Software Ltd. (g)	30	8
Elbit Systems Ltd.	19	3
Global-e Online Ltd. (g)	69	2
ICL Group Ltd.	538	2
Israel Discount Bank Ltd., Class A	860	4
Mizrahi Tefahot Bank Ltd.	108	4
Monday.com Ltd. (g)	26	6
Nice Ltd. (g)	42	7
Teva Pharmaceutical Industries Ltd. ADR (g)	789	13
Wix.com Ltd. (g)	37	6
		85
Italy (0.6%)
Amplifon SpA	85	3
Assicurazioni Generali SpA	699	17
Banco BPM SpA	2,676	17
Davide Campari-Milano NV	428	4
DiaSorin SpA	16	2
Enel SpA	5,631	39
Eni SpA	1,471	23
EXOR NV	160	17
Ferrari NV	86	35
FinecoBank Banca Fineco SpA	1,334	20
Infrastrutture Wireless Italiane SpA	232	2
Intesa Sanpaolo SpA	33,137	123
	Shares	Value (000)
Leonardo SpA	283	$7
Mediobanca Banca di Credito Finanziario SpA	1,173	17
Moncler SpA	151	9
Nexi SpA (g)	411	2
Poste Italiane SpA	332	4
Prysmian SpA	180	11
Recordati Industria Chimica e Farmaceutica SpA	72	4
Snam SpA	1,453	6
Stellantis NV	1,512	30
Telecom Italia SpA (Milano) (g)	6,927	2
Tenaris SA	326	5
Terna — Rete Elettrica Nazionale	1,003	8
UniCredit SpA	3,405	126
		533
Netherlands (0.9%)
ABN AMRO Bank NV CVA	1,004	17
Adyen NV (g)	15	18
Aegon Ltd.	923	6
AerCap Holdings NV	141	13
Akzo Nobel NV	116	7
ASM International NV	32	25
ASML Holding NV	273	278
ASR Nederland NV	106	5
Basic-Fit NV (g)	788	17
BE Semiconductor Industries NV	53	9
Coca-Cola Europacific Partners PLC	142	10
DSM BV (g)	148	15
DSM-Firmenich AG	125	14
Heineken Holding NV	89	7
Heineken NV	198	19
IMCD NV	39	5
ING Groep NV	7,631	131
InPost SA (g)	138	2
JDE Peet's NV	83	2
Koninklijke Ahold Delhaize NV	644	19
Koninklijke KPN NV	2,693	10
Koninklijke Philips NV (g)	552	14
NN Group NV	183	9
OCI NV	73	2
Prosus NV (g)	962	34
Randstad NV	74	3
Universal Music Group NV	558	17
Wolters Kluwer NV	169	28
		736
New Zealand (0.0%)‡
Auckland International Airport Ltd.	775	3
Fisher & Paykel Healthcare Corp. Ltd.	342	6
Mercury NZ Ltd.	405	2
Meridian Energy Ltd.	738	3
Spark New Zealand Ltd.	1,064	3
		17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Norway (0.1%)
Aker BP ASA	216	$6
DNB Bank ASA	578	11
Equinor ASA	615	18
Gjensidige Forsikring ASA	138	2
Kongsberg Gruppen ASA	61	5
Mowi ASA	320	5
Norsk Hydro ASA	894	6
Orkla ASA	482	4
Salmar ASA	46	2
Telenor ASA	431	5
Yara International ASA	112	3
		67
Portugal (0.0%)‡
EDP — Energias de Portugal SA	2,481	9
EDP Renovaveis SA	244	4
Galp Energia SGPS SA	365	8
Jeronimo Martins SGPS SA	222	4
		25
Singapore (0.2%)
CapitaLand Ascendas REIT	2,202	4
CapitaLand Integrated Commercial Trust REIT	3,169	5
CapitaLand Investment Ltd.	1,561	3
DBS Group Holdings Ltd.	1,168	31
Genting Singapore Ltd.	3,598	2
Grab Holdings Ltd., Class A (g)	1,239	4
Keppel Ltd.	853	4
Oversea-Chinese Banking Corp. Ltd.	1,969	21
Sea Ltd. ADR (g)	214	15
Sembcorp Industries Ltd.	543	2
Singapore Airlines Ltd.	874	4
Singapore Exchange Ltd.	509	4
Singapore Technologies Engineering Ltd.	904	3
Singapore Telecommunications Ltd.	4,835	10
United Overseas Bank Ltd.	744	17
Wilmar International Ltd.	1,122	3
		132
South Africa (0.7%)
Absa Group Ltd.	12,324	107
Capitec Bank Holdings Ltd.	1,263	183
Nedbank Group Ltd.	6,371	90
Standard Bank Group Ltd.	19,447	227
		607
Spain (0.5%)
Acciona SA	10	1
ACS Actividades de Construccion y Servicios SA	83	4
Aena SME SA	32	6
Amadeus IT Group SA	188	13
Banco Bilbao Vizcaya Argentaria SA	11,274	113
Banco de Sabadell SA	2,248	4
Banco Santander SA	30,518	142
	Shares	Value (000)
CaixaBank SA	7,698	$41
Cellnex Telecom SA (g)	205	7
Endesa SA	132	3
Ferrovial SE	214	8
Grifols SA (g)	123	1
Iberdrola SA	2,411	31
Industria de Diseno Textil SA	458	23
Redeia Corp. SA	170	3
Repsol SA	508	8
Telefonica SA	1,934	8
		416
Sweden (0.4%)
Alfa Laval AB	197	9
Assa Abloy AB, Class B	691	19
Atlas Copco AB, Class A	2,875	51
Beijer Ref AB	246	4
Boliden AB	188	6
Epiroc AB, Class A	725	14
EQT AB	251	7
Essity AB, Class B	418	11
Evolution AB	124	13
Fastighets AB Balder, Class B (g)	456	3
Getinge AB, Class B	155	3
H & M Hennes & Mauritz AB, Class B	399	6
Hexagon AB, Class B	1,438	16
Holmen AB, Class B	54	2
Husqvarna AB, Class B	241	2
Industrivarden AB, Class A	193	7
Indutrade AB	189	5
Investment AB Latour, Class B	104	3
Investor AB, Class B	1,191	33
L E Lundbergforetagen AB, Class B	52	3
Lifco AB, Class B	160	4
Nibe Industrier AB, Class B	1,064	4
Saab AB, Class B	218	5
Sagax AB, Class B	150	4
Sandvik AB	735	15
Securitas AB, Class B	338	3
Skandinaviska Enskilda Banken AB, Class A	1,096	16
Skanska AB, Class B	235	4
SKF AB, Class B	235	5
Svenska Cellulosa AB SCA, Class B	418	6
Svenska Handelsbanken AB, Class A	1,001	9
Swedbank AB, Class A	579	12
Swedish Orphan Biovitrum AB (g)	135	4
Tele2 AB, Class B	369	4
Telefonaktiebolaget LM Ericsson, Class B	1,870	12
Telia Co. AB	1,602	4
Trelleborg AB, Class B	147	6
Volvo AB, Class A	1,221	32
Volvo Car AB, Class B (g)	483	1
		367

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (1.3%)
ABB Ltd. (Registered)	1,095	$61
Adecco Group AG (Registered)	115	4
Alcon, Inc.	344	31
Avolta AG (Registered)	63	2
Bachem Holding AG	23	2
Baloise Holding AG (Registered)	32	6
Banque Cantonale Vaudoise (Registered)	21	2
Barry Callebaut AG (Registered)	2	3
BKW AG	15	2
Chocoladefabriken Lindt & Spruengli AG	1	12
Cie Financiere Richemont SA, Class A (Registered)	370	58
Clariant AG (Registered) (g)	148	2
EMS-Chemie Holding AG (Registered)	5	4
Geberit AG (Registered)	23	14
Givaudan SA (Registered)	6	28
Helvetia Holding AG (Registered)	26	4
Holcim AG (g)	358	32
Julius Baer Group Ltd.	141	8
Kuehne & Nagel International AG (Registered)	33	9
Logitech International SA (Registered)	107	10
Lonza Group AG (Registered)	52	28
Nestle SA (Registered)	1,829	187
Novartis AG (Registered)	1,341	143
Partners Group Holding AG	16	20
Roche Holding AG	22	7
Roche Holding AG (Genusschein)	485	134
Sandoz Group AG	282	10
Schindler Holding AG	28	7
Schindler Holding AG (Registered)	16	4
SGS SA (Registered)	105	9
SIG Group AG (g)	209	4
Sika AG (Registered)	105	30
Sonova Holding AG (Registered)	35	11
Straumann Holding AG (Registered)	77	9
Swatch Group AG	20	4
Swatch Group AG (Registered)	37	2
Swiss Life Holding AG (Registered)	20	15
Swiss Prime Site AG (Registered)	53	5
Swiss Re AG	209	26
Swisscom AG (Registered)	18	10
Temenos AG (Registered)	44	3
UBS Group AG (Registered) (g)	2,243	66
VAT Group AG	19	11
Zurich Insurance Group AG	101	54
		1,093
United Kingdom (2.1%)
3i Group PLC	671	26
Admiral Group PLC	180	6
Anglo American PLC	874	28
Antofagasta PLC	267	7
Ashtead Group PLC	296	20
Associated British Foods PLC	228	7
	Shares	Value (000)
AstraZeneca PLC	1,073	$167
Auto Trader Group PLC	622	6
Aviva PLC	1,858	11
BAE Systems PLC	2,079	35
Barclays PLC	10,260	27
Barratt Developments PLC	672	4
Berkeley Group Holdings PLC	74	4
BP PLC	11,597	70
British American Tobacco PLC	1,366	42
BT Group PLC	4,400	8
Bunzl PLC	231	9
Burberry Group PLC	242	3
Centrica PLC	3,675	6
Coca-Cola HBC AG (g)	150	5
Compass Group PLC	1,171	32
Croda International PLC	91	4
DCC PLC	68	5
Diageo PLC	1,534	48
Endeavour Mining PLC	127	3
Entain PLC	436	3
Evraz PLC (g)(h)	464	—
Experian PLC	632	29
Flutter Entertainment PLC (g)	126	23
G4S Ltd. (g)	2,164	7
Glencore PLC	7,091	40
GSK PLC	2,837	55
Haleon PLC	4,745	19
Halma PLC	260	9
Hargreaves Lansdown PLC	245	3
Hikma Pharmaceuticals PLC	115	3
HSBC Holdings PLC	12,861	111
Imperial Brands PLC	560	14
Informa PLC	930	10
InterContinental Hotels Group PLC	112	12
Intertek Group PLC	111	7
J Sainsbury PLC	1,153	4
JD Sports Fashion PLC	1,728	3
Kingfisher PLC	1,294	4
Land Securities Group PLC REIT	486	4
Legal & General Group PLC	4,125	12
Lloyds Banking Group PLC	43,438	30
London Stock Exchange Group PLC	314	37
M&G PLC	1,546	4
Melrose Industries PLC	899	6
Mondi PLC	306	6
National Grid PLC	3,342	37
NatWest Group PLC	4,454	17
Next PLC	83	9
Paragon Offshore PLC (g)(h)	67	—
Pearson PLC	422	5
Persimmon PLC	219	4
Phoenix Group Holdings PLC	476	3
Prudential PLC	1,785	16
Reckitt Benckiser Group PLC	485	26

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
RELX PLC (LSE)	1,292	$59
Rentokil Initial PLC	1,736	10
Rio Tinto PLC	780	51
Rolls-Royce Holdings PLC (g)	5,749	33
Sage Group PLC	697	10
Schroders PLC	553	2
Segro PLC REIT	873	10
Severn Trent PLC	186	6
Shell PLC	4,405	158
Smith & Nephew PLC	608	8
Smiths Group PLC	238	5
Spirax Group PLC	51	5
SSE PLC	753	17
Standard Chartered PLC	1,504	14
Taylor Wimpey PLC	2,436	4
Tesco PLC	4,835	19
Unilever PLC CVA	1,732	95
United Utilities Group PLC	473	6
Vodafone Group PLC	15,784	14
Whitbread PLC	126	5
Wise PLC Class A (g)	432	4
WPP PLC	728	7
		1,697
United States (22.2%)
3M Co.	214	22
A O Smith Corp.	47	4
Abbott Laboratories	678	70
AbbVie, Inc.	681	117
Accenture PLC, Class A	245	74
Adobe, Inc. (g)	175	97
Advanced Micro Devices, Inc. (g)	636	103
AECOM	52	5
AES Corp.	269	5
Aflac, Inc.	211	19
Agilent Technologies, Inc.	112	15
Air Products & Chemicals, Inc.	87	22
Airbnb, Inc., Class A (g)	174	26
Akamai Technologies, Inc. (g)	59	5
Albemarle Corp.	46	4
Albertsons Cos., Inc., Class A	134	3
Alexandria Real Estate Equities, Inc. REIT	61	7
Align Technology, Inc. (g)	28	7
Allegion PLC	33	4
Alliant Energy Corp.	100	5
Allstate Corp.	102	16
Ally Financial, Inc.	105	4
Alnylam Pharmaceuticals, Inc. (g)	37	9
Alphabet, Inc., Class A	4,279	782
Altria Group, Inc.	663	30
Amazon.com, Inc. (g)	3,634	702
Amcor PLC	563	6
Ameren Corp.	103	7
	Shares	Value (000)
American Electric Power Co., Inc.	204	$18
American Express Co.	222	51
American Financial Group, Inc.	28	3
American Homes 4 Rent, Class A REIT	127	5
American International Group, Inc.	260	19
American Tower Corp. REIT	181	35
American Water Works Co., Inc.	75	10
Ameriprise Financial, Inc.	39	17
AMETEK, Inc.	89	15
Amgen, Inc.	207	65
Amphenol Corp., Class A	473	32
Analog Devices, Inc.	194	44
Annaly Capital Management, Inc. REIT	192	4
ANSYS, Inc. (g)	34	11
Aon PLC, Class A	78	23
APA Corp.	141	4
Apollo Global Management, Inc.	155	18
Apple, Inc.	5,680	1,196
Applied Materials, Inc.	328	77
AppLovin Corp., Class A (g)	71	6
Aptiv PLC (g)	105	7
Arch Capital Group Ltd. (g)	146	15
Archer-Daniels-Midland Co.	195	12
Ares Management Corp., Class A	69	9
Arista Networks, Inc. (g)	106	37
Arthur J Gallagher & Co.	85	22
Aspen Technology, Inc. (g)	11	2
Assurant, Inc.	20	3
AT&T, Inc.	2,765	53
Atlassian Corp., Class A (g)	61	11
Atmos Energy Corp.	58	7
Autodesk, Inc. (g)	84	21
Automatic Data Processing, Inc.	160	38
AutoZone, Inc. (g)	7	21
AvalonBay Communities, Inc. REIT	55	11
Avantor, Inc. (g)	260	6
Avery Dennison Corp.	31	7
Axon Enterprise, Inc. (g)	28	8
Baker Hughes Co.	383	13
Ball Corp.	121	7
Bank of America Corp.	2,729	109
Bank of New York Mellon Corp.	291	17
Bath & Body Works, Inc.	83	3
Baxter International, Inc.	200	7
Becton Dickinson & Co.	113	26
Bentley Systems, Inc., Class B	62	3
Berkshire Hathaway, Inc., Class B (g)	507	206
Best Buy Co., Inc.	76	6
Biogen, Inc. (g)	56	13
BioMarin Pharmaceutical, Inc. (g)	73	6
Bio-Rad Laboratories, Inc., Class A (g)	8	2
Bio-Techne Corp.	61	4
BlackRock, Inc.	58	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Blackstone, Inc.	275	$34
Block, Inc., Class A (g)	211	14
Boeing Co. (g)	224	41
Booking Holdings, Inc.	13	51
Booz Allen Hamilton Holding Corp.	50	8
Boston Properties, Inc. REIT	57	4
Boston Scientific Corp. (g)	576	44
Bristol-Myers Squibb Co.	792	33
Broadcom, Inc.	174	279
Broadridge Financial Solutions, Inc.	46	9
Brown & Brown, Inc.	95	8
Brown-Forman Corp., Class B	71	3
Builders FirstSource, Inc. (g)	47	7
Bunge Global SA	55	6
Burlington Stores, Inc. (g)	25	6
Cadence Design Systems, Inc. (g)	108	33
Caesars Entertainment, Inc. (g)	84	3
Camden Property Trust REIT	41	4
Campbell Soup Co.	73	3
Capital One Financial Corp.	148	20
Cardinal Health, Inc.	94	9
Carlisle Cos., Inc.	18	7
Carlyle Group, Inc.	91	4
CarMax, Inc. (g)	61	4
Carnival Corp. (g)	390	7
Carrier Global Corp.	305	19
Catalent, Inc. (g)	70	4
Caterpillar, Inc.	192	64
Cboe Global Markets, Inc.	42	7
CBRE Group, Inc., Class A (g)	119	11
CDW Corp.	52	12
Celanese Corp.	43	6
Celsius Holdings, Inc. (g)	61	3
Cencora, Inc.	69	16
Centene Corp. (g)	206	14
CenterPoint Energy, Inc.	245	8
CF Industries Holdings, Inc.	71	5
CH Robinson Worldwide, Inc.	44	4
Charles River Laboratories International, Inc. (g)	20	4
Charles Schwab Corp.	581	43
Charter Communications, Inc., Class A (g)	37	11
Cheniere Energy, Inc.	89	16
Chesapeake Energy Corp.	42	3
Chevron Corp.	675	106
Chipotle Mexican Grill, Inc. (g)	550	34
Chord Energy Corp.	24	4
Chubb Ltd.	158	40
Church & Dwight Co., Inc.	96	10
Cigna Group	109	36
Cincinnati Financial Corp.	60	7
Cintas Corp.	36	25
Cisco Systems, Inc.	1,569	75
	Shares	Value (000)
Citigroup, Inc.	738	$47
Citizens Financial Group, Inc.	176	6
Cleveland-Cliffs, Inc. (g)	194	3
Clorox Co.	48	7
Cloudflare, Inc., Class A (g)	116	10
CME Group, Inc.	139	27
CMS Energy Corp.	115	7
CNH Industrial NV	335	3
Coca-Cola Co.	1,576	100
Cognizant Technology Solutions Corp., Class A	193	13
Coinbase Global, Inc., Class A (g)	75	17
Colgate-Palmolive Co.	302	29
Comcast Corp., Class A	1,545	60
Conagra Brands, Inc.	183	5
Confluent, Inc., Class A (g)	79	2
ConocoPhillips	450	51
Consolidated Edison, Inc.	133	12
Constellation Brands, Inc., Class A	64	16
Constellation Energy Corp.	122	24
Cooper Cos., Inc.	78	7
Copart, Inc. (g)	335	18
Corebridge Financial, Inc.	97	3
Corning, Inc.	315	12
Corpay, Inc. (g)	26	7
Corteva, Inc.	272	15
CoStar Group, Inc. (g)	159	12
Costco Wholesale Corp.	174	148
Coterra Energy, Inc.	286	8
CRH PLC ADR	269	20
Crowdstrike Holdings, Inc., Class A (g)	90	34
Crown Castle, Inc. REIT	169	17
Crown Holdings, Inc.	46	3
CSX Corp.	762	25
Cummins, Inc.	52	14
CVS Health Corp.	490	29
Danaher Corp.	272	68
Darden Restaurants, Inc.	47	7
Datadog, Inc., Class A (g)	107	14
DaVita, Inc. (g)	21	3
Dayforce, Inc. (g)	58	3
Deckers Outdoor Corp. (g)	10	10
Deere & Co.	102	38
Dell Technologies, Inc., Class C	106	15
Delta Air Lines, Inc.	61	3
Devon Energy Corp.	244	12
Dexcom, Inc. (g)	155	18
Diamondback Energy, Inc.	65	13
Dick's Sporting Goods, Inc.	23	5
Digital Realty Trust, Inc. REIT	121	18
Discover Financial Services	98	13
DocuSign, Inc. (g)	80	4
Dollar General Corp.	85	11
Dollar Tree, Inc. (g)	80	9
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Dominion Energy, Inc.	325	$16
Domino's Pizza, Inc.	13	7
DoorDash, Inc., Class A (g)	111	12
Dover Corp.	53	10
Dow, Inc.	272	14
DR Horton, Inc.	115	16
DraftKings, Inc., Class A (g)	170	6
DTE Energy Co.	80	9
Duke Energy Corp.	298	30
DuPont de Nemours, Inc.	161	13
Dynatrace, Inc. (g)	106	5
Eastman Chemical Co.	45	4
Eaton Corp. PLC	155	49
eBay, Inc.	200	11
Ecolab, Inc.	100	24
Edison International	149	11
Edwards Lifesciences Corp. (g)	234	22
Electronic Arts, Inc.	98	14
Elevance Health, Inc.	90	49
Eli Lilly & Co.	314	284
EMCOR Group, Inc.	19	7
Emerson Electric Co.	221	24
Enphase Energy, Inc. (g)	53	5
Entegris, Inc.	59	8
Entergy Corp.	82	9
EOG Resources, Inc.	223	28
EPAM Systems, Inc. (g)	22	4
EQT Corp.	159	6
Equifax, Inc.	49	12
Equinix, Inc. REIT	37	28
Equitable Holdings, Inc.	127	5
Equity Lifestyle Properties, Inc. REIT	68	4
Equity Residential REIT	132	9
Erie Indemnity Co., Class A	10	4
Essential Utilities, Inc.	100	4
Essex Property Trust, Inc. REIT	25	7
Estee Lauder Cos., Inc., Class A	90	10
Etsy, Inc. (g)	47	3
Everest Group Ltd.	17	6
Evergy, Inc.	89	5
Eversource Energy	135	8
Exact Sciences Corp. (g)	73	3
Exelon Corp.	388	13
Expedia Group, Inc. (g)	51	6
Expeditors International of Washington, Inc.	55	7
Extra Space Storage, Inc. REIT	82	13
Exxon Mobil Corp.	1,721	198
F5, Inc. (g)	23	4
FactSet Research Systems, Inc.	15	6
Fair Isaac Corp. (g)	10	15
Fastenal Co.	223	14
FedEx Corp.	91	27
	Shares	Value (000)
Ferguson PLC	79	$15
Fidelity National Financial, Inc.	101	5
Fidelity National Information Services, Inc.	223	17
Fifth Third Bancorp	262	10
First Citizens BancShares, Inc., Class A	4	7
First Republic Bank (g)	76	—	@
First Solar, Inc. (g)	39	9
FirstEnergy Corp.	212	8
Fiserv, Inc. (g)	228	34
Ford Motor Co.	1,486	19
Fortinet, Inc. (g)	252	15
Fortive Corp.	136	10
Fortune Brands Innovations, Inc.	48	3
Fox Corp., Class A	148	5
Franklin Resources, Inc.	114	3
Freeport-McMoRan, Inc.	549	27
Gaming and Leisure Properties, Inc. REIT	105	5
Garmin Ltd.	59	10
Gartner, Inc. (g)	31	14
GE HealthCare Technologies, Inc.	169	13
GE Vernova, Inc. (g)	106	18
Gen Digital, Inc.	224	6
General Dynamics Corp.	90	26
General Electric Co.	429	68
General Mills, Inc.	218	14
General Motors Co.	443	21
Genuine Parts Co.	54	7
Gilead Sciences, Inc.	480	33
Global Payments, Inc.	99	10
GoDaddy, Inc., Class A (g)	53	7
Goldman Sachs Group, Inc.	125	57
Graco, Inc.	65	5
GRAIL, Inc. (g)	10	—	@
Halliburton Co.	342	12
Hartford Financial Services Group, Inc.	115	12
HCA Healthcare, Inc.	77	25
Healthpeak Properties, Inc. REIT	273	5
HEICO Corp.	46	9
Henry Schein, Inc. (g)	50	3
Hershey Co.	57	10
Hess Corp.	106	16
Hewlett Packard Enterprise Co.	507	11
HF Sinclair Corp.	63	3
Hilton Worldwide Holdings, Inc.	98	21
Hologic, Inc. (g)	92	7
Home Depot, Inc.	387	133
Honeywell International, Inc.	252	54
Hormel Foods Corp.	117	4
Host Hotels & Resorts, Inc. REIT	275	5
Howmet Aerospace, Inc.	150	12
HP, Inc.	380	13
Hubbell, Inc.	21	8
HubSpot, Inc. (g)	19	11

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Humana, Inc.	47	$18
Huntington Bancshares, Inc.	558	7
Huntington Ingalls Industries, Inc.	15	4
Hyatt Hotels Corp., Class A	18	3
IDEX Corp.	29	6
IDEXX Laboratories, Inc. (g)	33	16
Illinois Tool Works, Inc.	115	27
Illumina, Inc. (g)	61	6
Incyte Corp. (g)	61	4
Ingersoll Rand, Inc.	157	14
Insulet Corp. (g)	27	5
Intel Corp.	1,672	52
Intercontinental Exchange, Inc.	222	30
International Business Machines Corp.	347	60
International Flavors & Fragrances, Inc.	99	9
International Paper Co.	126	5
Interpublic Group of Cos., Inc.	148	4
Intuit, Inc.	110	72
Intuitive Surgical, Inc. (g)	139	62
Invitation Homes, Inc. REIT	236	8
IQVIA Holdings, Inc. (g)	71	15
Iron Mountain, Inc. REIT	114	10
J M Smucker Co.	41	4
Jabil, Inc.	46	5
Jack Henry & Associates, Inc.	28	5
Jacobs Solutions, Inc.	49	7
JB Hunt Transport Services, Inc.	32	5
Johnson & Johnson	943	138
Johnson Controls International PLC	262	17
JPMorgan Chase & Co.	1,110	225
Juniper Networks, Inc.	126	5
Kellanova	105	6
Kenvue, Inc.	735	13
Keurig Dr Pepper, Inc.	422	14
KeyCorp	357	5
Keysight Technologies, Inc. (g)	68	9
Kimberly-Clark Corp.	131	18
Kimco Realty Corp. REIT	262	5
Kinder Morgan, Inc.	772	15
KKR & Co., Inc.	239	25
KLA Corp.	53	44
Knight-Swift Transportation Holdings, Inc.	62	3
Kraft Heinz Co.	352	11
Kroger Co.	268	13
L3Harris Technologies, Inc.	74	17
Labcorp Holdings, Inc.	32	7
Lam Research Corp.	52	55
Lamb Weston Holdings, Inc.	56	5
Las Vegas Sands Corp.	148	7
Lattice Semiconductor Corp. (g)	54	3
Leidos Holdings, Inc.	49	7
Lennar Corp., Class A	95	14
	Shares	Value (000)
Lennox International, Inc.	12	$6
Liberty Media Corp.-Liberty Formula One, Class C (g)	77	6
Linde PLC	187	82
Live Nation Entertainment, Inc. (g)	63	6
LKQ Corp.	102	4
Lockheed Martin Corp.	84	39
Loews Corp.	73	5
Lowe's Cos., Inc.	223	49
LPL Financial Holdings, Inc.	29	8
Lululemon Athletica, Inc. (g)	45	13
LyondellBasell Industries NV, Class A	100	10
M&T Bank Corp.	65	10
Manhattan Associates, Inc. (g)	24	6
Marathon Oil Corp.	220	6
Marathon Petroleum Corp.	140	24
Markel Group, Inc. (g)	5	8
MarketAxess Holdings, Inc.	14	3
Marriott International, Inc., Class A	95	23
Marsh & McLennan Cos., Inc.	191	40
Martin Marietta Materials, Inc.	24	13
Marvell Technology, Inc.	345	24
Masco Corp.	85	6
Mastercard, Inc., Class A	322	142
Match Group, Inc. (g)	104	3
McCormick & Co., Inc.	97	7
McDonald's Corp.	280	71
McKesson Corp.	51	30
Medtronic PLC	519	41
MercadoLibre, Inc. (g)	18	30
Merck & Co., Inc.	981	121
Meta Platforms, Inc., Class A	840	424
MetLife, Inc.	237	17
Mettler-Toledo International, Inc. (g)	8	11
MGM Resorts International (g)	92	4
Microchip Technology, Inc.	212	19
Micron Technology, Inc.	427	56
Microsoft Corp.	2,746	1,227
MicroStrategy, Inc., Class A (g)	18	25
Mid-America Apartment Communities, Inc. REIT	45	6
Moderna, Inc. (g)	125	15
Molina Healthcare, Inc. (g)	23	7
Molson Coors Beverage Co., Class B	72	4
Mondelez International, Inc., Class A	517	34
MongoDB, Inc. (g)	28	7
Monolithic Power Systems, Inc.	19	16
Monster Beverage Corp. (g)	285	14
Moody's Corp.	64	27
Mosaic Co.	123	4
Motorola Solutions, Inc.	65	25
MSCI, Inc.	31	15
Nasdaq, Inc.	156	9
NetApp, Inc.	80	10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Netflix, Inc. (g)	172	$116
Neurocrine Biosciences, Inc. (g)	39	5
Newmont Corp. (TSX)	443	19
News Corp., Class A	146	4
NextEra Energy, Inc.	796	56
NIKE, Inc., Class B	473	36
NiSource, Inc.	172	5
Nordson Corp.	21	5
Norfolk Southern Corp.	87	19
Northern Trust Corp.	79	7
Northrop Grumman Corp.	54	24
NRG Energy, Inc.	82	6
Nucor Corp.	94	15
NVIDIA Corp.	10,103	1,248
NVR, Inc. (g)	1	8
NXP Semiconductors NV	100	27
Occidental Petroleum Corp.	254	16
Okta, Inc. (g)	62	6
Old Dominion Freight Line, Inc.	75	13
Omnicom Group, Inc.	76	7
ON Semiconductor Corp. (g)	166	11
ONEOK, Inc.	225	18
Oracle Corp.	647	91
O'Reilly Automotive, Inc. (g)	23	24
Otis Worldwide Corp.	157	15
Ovintiv, Inc.	103	5
Owens Corning	34	6
PACCAR, Inc.	201	21
Packaging Corp. of America	34	6
Palantir Technologies, Inc., Class A (g)	740	19
Palo Alto Networks, Inc. (g)	124	42
Paramount Global, Class B	209	2
Parker-Hannifin Corp.	49	25
Paychex, Inc.	126	15
Paycom Software, Inc.	21	3
Paylocity Holding Corp. (g)	18	2
PayPal Holdings, Inc. (g)	392	23
Pentair PLC	64	5
PepsiCo, Inc.	533	88
Pfizer, Inc.	2,198	61
PG&E Corp.	787	14
Philip Morris International, Inc.	601	61
Phillips 66	166	23
Pinterest, Inc., Class A (g)	232	10
PNC Financial Services Group, Inc.	153	24
Pool Corp.	15	5
PPG Industries, Inc.	91	11
PPL Corp.	285	8
Principal Financial Group, Inc.	91	7
Procter & Gamble Co.	919	152
Progressive Corp.	227	47
Prologis, Inc. REIT	355	40
	Shares	Value (000)
Prudential Financial, Inc.	139	$16
PTC, Inc. (g)	46	8
Public Service Enterprise Group, Inc.	192	14
Public Storage REIT	61	18
PulteGroup, Inc.	82	9
Pure Storage, Inc., Class A (g)	123	8
Qorvo, Inc. (g)	37	4
QUALCOMM, Inc.	450	90
Quanta Services, Inc.	57	14
Quest Diagnostics, Inc.	43	6
Raymond James Financial, Inc.	77	10
Realty Income Corp. REIT	333	18
Regency Centers Corp. REIT	68	4
Regeneron Pharmaceuticals, Inc. (g)	42	44
Regions Financial Corp.	356	7
Reliance, Inc.	22	6
Repligen Corp. (g)	20	3
Republic Services, Inc.	85	17
ResMed, Inc.	64	12
Revvity, Inc.	48	5
Riot Platforms, Inc. (g)	1,695	15
Rivian Automotive, Inc., Class A (g)	271	4
Robinhood Markets, Inc., Class A (g)	207	5
ROBLOX Corp., Class A (g)	184	7
Rockwell Automation, Inc.	44	12
Roku, Inc. (g)	49	3
Rollins, Inc.	113	6
Roper Technologies, Inc.	41	23
Ross Stores, Inc.	131	19
Royal Caribbean Cruises Ltd. (g)	93	15
Royalty Pharma PLC, Class A	145	4
RPM International, Inc.	51	5
RTX Corp.	513	51
S&P Global, Inc.	124	55
Salesforce, Inc.	381	98
Samsara, Inc., Class A (g)	80	3
SBA Communications Corp. REIT	42	8
Schlumberger NV	540	25
Seagate Technology Holdings PLC	78	8
SEI Investments Co.	43	3
Sempra	243	18
ServiceNow, Inc. (g)	81	64
Sherwin-Williams Co.	94	28
Simon Property Group, Inc. REIT	126	19
Skyworks Solutions, Inc.	62	7
Snap, Inc., Class A (g)	408	7
Snap-on, Inc.	20	5
Snowflake, Inc., Class A (g)	119	16
Solventum Corp. (g)	57	3
Southern Co.	422	33
Southwest Airlines Co.	58	2
SS&C Technologies Holdings, Inc.	86	5
Stanley Black & Decker, Inc.	59	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Starbucks Corp.	444	$35
State Street Corp.	117	9
Steel Dynamics, Inc.	59	8
Steris PLC	39	9
Stryker Corp.	134	46
Sun Communities, Inc. REIT	48	6
Super Micro Computer, Inc. (g)	22	18
Synchrony Financial	157	7
Synopsys, Inc. (g)	60	36
Sysco Corp.	192	14
T Rowe Price Group, Inc.	87	10
Take-Two Interactive Software, Inc. (g)	63	10
Targa Resources Corp.	82	11
Target Corp.	175	26
TE Connectivity Ltd.	120	18
Teledyne Technologies, Inc. (g)	19	7
Teleflex, Inc.	18	4
Teradyne, Inc.	60	9
Tesla, Inc. (g)	1,105	219
Texas Instruments, Inc.	355	69
Texas Pacific Land Corp.	8	6
Textron, Inc.	74	6
Thermo Fisher Scientific, Inc.	148	82
TJX Cos., Inc.	441	49
T-Mobile U.S., Inc.	207	36
Toast, Inc., Class A (g)	136	4
Toro Co.	41	4
Tractor Supply Co.	42	11
Trade Desk, Inc., Class A (g)	175	17
Tradeweb Markets, Inc., Class A	45	5
Trane Technologies PLC	88	29
TransDigm Group, Inc.	22	28
TransUnion	75	6
Travelers Cos., Inc.	89	18
Trimble, Inc. (g)	95	5
Truist Financial Corp.	513	20
Twilio, Inc., Class A (g)	67	4
Tyler Technologies, Inc. (g)	16	8
Tyson Foods, Inc., Class A	110	6
Uber Technologies, Inc. (g)	729	53
UDR, Inc. REIT	120	5
U-Haul Holding Co.	38	2
UiPath, Inc., Class A (g)	171	2
Ulta Beauty, Inc. (g)	19	7
Union Pacific Corp.	237	54
United Parcel Service, Inc., Class B	280	38
United Rentals, Inc.	26	17
United Therapeutics Corp. (g)	18	6
UnitedHealth Group, Inc.	358	182
Unity Software, Inc. (g)	104	2
Universal Health Services, Inc., Class B	23	4
US Bancorp	601	24
	Shares	Value (000)
Valero Energy Corp.	127	$20
Veeva Systems, Inc., Class A (g)	59	11
Ventas, Inc. REIT	157	8
Veralto Corp.	95	9
VeriSign, Inc. (g)	35	6
Verisk Analytics, Inc.	55	15
Verizon Communications, Inc.	1,622	67
Vertex Pharmaceuticals, Inc. (g)	101	47
Vertiv Holdings Co., Class A	144	12
Viatris, Inc.	457	5
VICI Properties, Inc. REIT	403	12
Visa, Inc., Class A	610	160
Vistra Corp.	134	12
Vulcan Materials Co.	52	13
W R Berkley Corp.	80	6
Walgreens Boots Alliance, Inc.	282	3
Walmart, Inc.	1,713	116
Walt Disney Co.	714	71
Warner Bros Discovery, Inc. (g)	902	7
Waste Connections, Inc.	100	18
Waste Management, Inc.	156	33
Waters Corp. (g)	23	7
Watsco, Inc.	13	6
WEC Energy Group, Inc.	122	10
Wells Fargo & Co.	1,357	81
Welltower, Inc. REIT	221	23
West Pharmaceutical Services, Inc.	29	10
Western Digital Corp. (g)	127	10
Westinghouse Air Brake Technologies Corp.	68	11
Westlake Corp.	15	2
Westrock Co.	101	5
Weyerhaeuser Co. REIT	283	8
Williams Cos., Inc.	468	20
Williams-Sonoma, Inc.	24	7
Willis Towers Watson PLC	40	10
Workday, Inc., Class A (g)	82	18
WP Carey, Inc. REIT	84	5
WW Grainger, Inc.	17	15
Wynn Resorts Ltd.	39	3
Xcel Energy, Inc.	214	11
Xylem, Inc.	94	13
Yum! Brands, Inc.	110	15
Zebra Technologies Corp., Class A (g)	20	6
Zillow Group, Inc., Class C (g)	62	3
Zimmer Biomet Holdings, Inc.	80	9
Zoetis, Inc.	177	31
Zoom Video Communications, Inc., Class A (g)	98	6
Zscaler, Inc. (g)	35	7
		18,557
Total Common Stocks (Cost $21,936)		29,662

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Rights	Value (000)
Rights (0.0%)‡
Italy (0.0%)
Amplifon SpA, expires 07/09/24 (g)	37	$—
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g)	14	—	@
Total Rights (Cost $—@)		—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g) (Cost $—)	16	—
	Face Amount (000)
Short-Term Investments (18.5%)
U.S. Treasury Securities (2.0%)
U.S. Treasury Bill, 5.31%, 8/1/24 (i)(j)	$1,170	1,165
5.32%, 8/22/24 (i)(j)	490	486
Total U.S. Treasury Securities (Cost $1,651)		1,651
	Shares
Investment Company (16.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note H) (Cost $13,759)	13,759,048	13,759
Total Short-Term Investments (Cost $15,410)		15,410
Total Investments (99.8%) (Cost $78,364) (k)(l)(m)		83,339
Other Assets in Excess of Liabilities (0.2%)		198
Net Assets (100.0%)		$83,537

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2024. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2024.

(f)  When-issued security.

(g)  Non-income producing security.

(h)  At June 30, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(i)  Rate shown is the yield to maturity at June 30, 2024.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  The approximate fair value and percentage of net assets, $9,673,000 and 11.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(l)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,855,000 and the aggregate gross unrealized depreciation is approximately $4,586,000, resulting in net unrealized appreciation of approximately $5,269,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,334		$323	9/19/24	$2
Bank of America NA	GBP	448		$558	7/24/24	(9)
Bank of America NA	PLN	67		$16	9/19/24	(—	@)
Bank of America NA		$23	CAD	32	7/24/24	—	@
Bank of America NA		$6	ILS	22	9/19/24	(—	@)
Bank of America NA		$2	ZAR	34	9/19/24	(—	@)
Barclays Bank PLC	EUR	54		$58	7/24/24	(—	@)
Barclays Bank PLC	EUR	30		$33	7/24/24	—	@
Barclays Bank PLC	MYR	120		$25	7/24/24	(—	@)
Barclays Bank PLC	TRY	1,826		$34	4/6/26	1
Barclays Bank PLC		$371	EUR	344	9/19/24	(1)
Barclays Bank PLC		$106	EUR	98	9/19/24	(—	@)
Barclays Bank PLC		$3	ILS	10	9/19/24	(—	@)
Barclays Bank PLC		$6	MXN	99	7/24/24	(—	@)
Barclays Bank PLC		$62	MXN	1,169	9/19/24	1
Barclays Bank PLC		$1	PLN	4	7/24/24	—	@
Barclays Bank PLC		$70	SEK	758	7/24/24	2
Barclays Bank PLC		$297	TRY	17,232	4/6/26	13
BNP Paribas SA	BRL	4,916		$900	9/19/24	28
BNP Paribas SA	DKK	105		$15	9/19/24	—	@
BNP Paribas SA	EUR	110		$119	7/24/24	2
BNP Paribas SA	GBP	19		$25	9/19/24	—	@
BNP Paribas SA	HUF	11,025		$30	7/24/24	—	@
BNP Paribas SA	IDR	1,814,535		$111	7/24/24	1
BNP Paribas SA	INR	2,748		$33	9/19/24	—	@
BNP Paribas SA	THB	285		$8	7/24/24	(—	@)
BNP Paribas SA		$77	AUD	119	7/24/24	2
BNP Paribas SA		$15	AUD	23	9/19/24	—	@
BNP Paribas SA		$47	BRL	263	9/19/24	(—	@)
BNP Paribas SA		$92	CHF	82	7/24/24	—	@
BNP Paribas SA		$15	CLP	13,453	9/17/24	(—	@)
BNP Paribas SA		$5	COP	18,760	7/24/24	(—	@)
BNP Paribas SA		$12	COP	50,392	9/19/24	(—	@)
BNP Paribas SA		$126	EUR	118	7/24/24	—	@
BNP Paribas SA		$734	EUR	681	9/19/24	(2)
BNP Paribas SA		$58	EUR	54	9/19/24	—	@
BNP Paribas SA		$14	HKD	108	9/19/24	(—	@)
BNP Paribas SA		$43	HUF	15,997	7/24/24	(—	@)
BNP Paribas SA		$6	IDR	102,824	9/19/24	(—	@)
BNP Paribas SA		$126	IDR	2,074,069	7/24/24	—	@
BNP Paribas SA		$425	INR	35,638	9/19/24	1
BNP Paribas SA		$703	MXN	13,171	9/19/24	8
BNP Paribas SA		$37	PEN	135	7/24/24	(1)
Canadian Imperial Bank of Commerce		$77	CHF	70	7/24/24	1
Citibank NA		$7	CZK	168	9/19/24	(—	@)
Citibank NA		$21	ILS	78	9/19/24	(—	@)
Citibank NA		$13	NOK	145	7/24/24	—	@
Goldman Sachs International	DKK	10		$1	9/19/24	—	@
Goldman Sachs International	MXN	237		$14	7/24/24	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MYR	38			$8		9/19/24	$—	@
Goldman Sachs International	NOK	6			$1		9/19/24	—	@
Goldman Sachs International	TRY	15,162			$358		12/23/24	(29)
Goldman Sachs International	TWD	1,225			$38		9/19/24	(—	@)
Goldman Sachs International		$29		AUD	44		9/19/24	—	@
Goldman Sachs International		$112		GBP	89		9/19/24	(—	@)
Goldman Sachs International		$3		HKD	25		9/19/24	(—	@)
Goldman Sachs International		$2,003		JPY	305,714		7/24/24	(97)
Goldman Sachs International		$63		JPY	9,903		9/19/24	(1)
Goldman Sachs International		$336		MXN	6,284		9/19/24	4
Goldman Sachs International		$23		PLN	94		7/24/24	—	@
Goldman Sachs International		$1		SEK	14		9/19/24	(—	@)
Goldman Sachs International		$—	@	SGD	1		9/19/24	(—	@)
Goldman Sachs International		$387		TRY	15,162		12/23/24	—	@
Goldman Sachs International		$320		TRY	18,398		4/6/26	11
Goldman Sachs International		$309		TRY	16,846		4/6/26	(6)
Goldman Sachs International		$379		TRY	21,090		4/6/26	—	@
Goldman Sachs International		$22		TWD	719		9/19/24	(—	@)
Goldman Sachs International		$24		ZAR	442		9/19/24	(—	@)
HSBC Bank PLC	CNY	760			$107		7/24/24	2
HSBC Bank PLC	GBP	37			$48		7/24/24	—	@
JPMorgan Chase Bank NA	CAD	11			$8		9/19/24	(—	@)
JPMorgan Chase Bank NA	CNH	683			$95		9/19/24	—	@
JPMorgan Chase Bank NA	DKK	138			$20		7/24/24	—	@
JPMorgan Chase Bank NA	GBP	13			$17		9/19/24	—	@
JPMorgan Chase Bank NA	JPY	1,055			$7		9/19/24	—	@
JPMorgan Chase Bank NA	NZD	29			$18		9/19/24	—	@
JPMorgan Chase Bank NA		$75		CAD	103		7/24/24	—	@
JPMorgan Chase Bank NA		$17		CLP	15,810		7/24/24	—	@
JPMorgan Chase Bank NA		$242		CNY	1,727		7/24/24	(4)
JPMorgan Chase Bank NA		$16		GBP	13		7/24/24	—	@
JPMorgan Chase Bank NA		$24		HKD	185		9/19/24	(—	@)
JPMorgan Chase Bank NA		$3		ILS	11		9/19/24	(—	@)
JPMorgan Chase Bank NA		$217		MXN	4,067		9/19/24	3
JPMorgan Chase Bank NA		$38		MXN	699		9/19/24	—	@
JPMorgan Chase Bank NA		$26		RON	122		7/24/24	—	@
JPMorgan Chase Bank NA		$65		SEK	696		7/24/24	1
JPMorgan Chase Bank NA		$24		SGD	33		7/24/24	—	@
JPMorgan Chase Bank NA		$2		THB	80		7/24/24	—	@
State Street Bank and Trust Co.		$27		EUR	25		9/19/24	—	@
State Street Bank and Trust Co.		$—	@	HKD	—	@	9/19/24	—	@
UBS AG	CHF	32			$36		9/19/24	1
UBS AG	CNY	1,750			$246		7/24/24	5
UBS AG	CNY	3,527			$496		9/19/24	2
UBS AG	CNY	9,638			$1,350		9/19/24	(—	@)
UBS AG	COP	98,575			$25		7/24/24	1
UBS AG	EUR	843			$904		7/24/24	1
UBS AG	EUR	62			$67		7/24/24	1
UBS AG	EUR	35			$38		7/24/24	—	@
UBS AG	EUR	76			$82		7/24/24	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	20,858		$136	7/24/24	$6
UBS AG	JPY	31,369		$201	7/24/24	6
UBS AG	JPY	16,638		$107	9/19/24	2
UBS AG	KRW	478,335		$350	9/19/24	1
UBS AG	NOK	285		$27	9/19/24	—	@
UBS AG	THB	641		$18	9/19/24	—	@
UBS AG		$5	AUD	8	7/24/24	—	@
UBS AG		$31	AUD	47	9/19/24	—	@
UBS AG		$41	CHF	37	9/19/24	—	@
UBS AG		$332	CNY	2,360	7/24/24	(7)
UBS AG		$326	EUR	303	9/19/24	(—	@)
UBS AG		$1	HUF	419	9/19/24	(—	@)
UBS AG		$34	JPY	5,469	9/19/24	(—	@)
UBS AG		$69	JPY	10,999	9/19/24	(—	@)
UBS AG		$339	KRW	464,944	7/24/24	(1)
UBS AG		$259	MXN	4,846	9/19/24	3
UBS AG		$26	NZD	44	7/24/24	1
UBS AG		$2	TRY	62	9/19/24	—	@
						$(44)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Jul-24	EUR	—	@	$80	$—	@
FTSE MIB Index (Italy)	1	Sep-24		—	@	179	3
German Euro-Schatz Index (Germany)	12	Sep-24		1,200		1,358	6
Hang Seng Index (Hong Kong)	1	Jul-24	HKD	—	@	113	(2)
IBEX 35 Index (Spain)	1	Jul-24	EUR	—	@	117	—	@
ICE Brent Crude Oil Index (United States)	3	Jul-24		$3		255	2
IFSC NIFTY 50 Index (India)	8	Jul-24		—	@	386	6
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Sep-24	KRW	500,000		416	2
Long Gilt Index (United Kingdom)	1	Sep-24	GBP	100		123	1
S&P 500 E Mini Index (United States)	1	Sep-24		$—	@	276	(1)
SFE 10 yr. Australian Bond Index (Australia)	2	Sep-24	AUD	200		152	1
SFE S&P ASX Share Price Index (Australia)	1	Sep-24		—	@	130	—	@
SGX MSCI Singapore Index (Singapore)	1	Jul-24	SGD	—	@	23	—	@
U.S. Treasury 10 yr. Note (United States)	10	Sep-24		$1,000		1,100	4
U.S. Treasury 10 yr. Ultra Note (United States)	18	Sep-24		1,800		2,044	20
U.S. Treasury 5 yr. Note (United States)	22	Sep-24		2,200		2,345	18
U.S. Treasury Long Bond (United States)	1	Sep-24		100		118	2
Short:
COMEX Gold 100 OZ (United States)	3	Aug-24		(—	@)	(702)	9
Euro Stoxx 50 Index (Germany)	18	Sep-24	EUR	(—	@)	(949)	4
German Euro-Bobl Index (Germany)	1	Sep-24		(100)		(125)	(1)
German Euro-BTP Index (Germany)	6	Sep-24		(600)		(741)	11
German Euro-Bund Index (Germany)	12	Sep-24		(1,200)		(1,691)	(20)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts (cont'd):

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Hang Seng China Enterprises Index (Hong Kong)	16	Jul-24	HKD	(1)	$(642)	$11
KFE KOSPI 200 Index (Korea, Republic of)	5	Sep-24	KRW	(1,250)	(351)	(15)
MSCI Emerging Market EMEA Index (United States)	13	Sep-24		$(1)	(707)	6
Nikkei 225 Index (Japan)	1	Sep-24	JPY	(1)	(124)	(1)
SFE 10 yr. Australian Bond Index (Australia)	3	Sep-24	AUD	(300)	(227)	(— @)
TSE Japanese 10 yr. Bond Index (Japan)	4	Sep-24	JPY	(400,000)	(3,552)	2
U.S. Treasury 10 yr. Ultra Note (United States)	5	Sep-24		$(500)	(568)	(2)
U.S. Treasury 5 yr. Note (United States)	2	Sep-24		(200)	(213)	(1)
U.S. Treasury Ultra Long Bond (United States)	2	Sep-24		(200)	(251)	(7)
						$58

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38%	Quarterly/ Quarterly	11/3/28	913	$2	$—	$2
Morgan Stanley & Co. LLC	1 Month CNRR	Pay	2.38	Quarterly/ Quarterly	11/3/28	7,219	20	—	20
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	701	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	518	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.17	Maturity/ Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.18	Maturity/ Maturity	1/15/34	648	(1)	—	(1)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	233	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	233	(4)	—	(4)
Morgan Stanley & Co. LLC	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.42	Maturity/ Maturity	1/15/54	230	(4)	—	(4)
							$4	$—	$4

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	Pay	SOFR + 0.45%	Quarterly	7/16/24	$2,288	$125	$—	$125
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25	1,679	(29)	—	(29)
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25	2,745	6	—	6
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.55%	Quarterly	5/22/25		$1,290	$9	$—	$9
BNP Paribas SA	BNP EMU Anti Value Quality Index††	Receive	ESTR + 0.02%	Quarterly	9/18/24	EUR	1,471	46	—	46
BNP Paribas SA	BNP EMU Anti-Value Index††	Receive	ESTR + 0.02%	Quarterly	9/18/24		1,113	39	—	39
BNP Paribas SA	BNP EMU Value Index††	Pay	ESTR + 0.35%	Quarterly	9/18/24		1,106	(36)	—	(36)
BNP Paribas SA	BNP EMU Value Quality Index††	Pay	ESTR + 0.35%	Quarterly	9/18/24		1,463	(40)	—	(40)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		513	(28)	—	(28)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		449	(24)	—	(24)
BNP Paribas SA	EMU Domestics Index††	Pay	ESTR + 0.21%	Quarterly	1/15/25		407	(19)	—	(19)
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		$420	2	—	2
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		455	6	—	6
BNP Paribas SA	U.S. Domestics Index††	Receive	SOFR + 0.38%	Quarterly	1/15/25		539	1	—	1
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25		5,139	243	—	243
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR + 0.19%	Quarterly	6/17/25		648	8	—	8
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/17/25		634	(5)	—	(5)
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	6/17/25		324	8	—	8
UBS AG	MSCI USA Index	Pay	SOFR + 0.46%	Quarterly	9/24/24		11,797	(36)	—	(36)
								$276	$—	$276

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP EM Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Absa Group Ltd.	1,395	$12	0.01%
Akbank T.A.S.	4,919	10	0.01
Alpha Services and Holdings	3,793	6	0.01
Ambev SA	7,346	15	0.02
Arca Continental SAB de CV	802	8	0.01
ASE Technology Holding Co. Ltd.	7,963	41	0.05
Astra International Tbk. PT	26,231	7	0.01
Banco Do Brasil SA	2,888	14	0.02
Bancolombia SA — Pref	787	6	0.01
Bank Pekao SA	304	13	0.02
Bidvest Group Ltd.	374	6	0.01
Cemex SAB-CPO	15,551	10	0.01
Cia Energetica Minas Ger — Prf	3,584	6	0.01
Commercial Bank PSQC	5,285	6	0.01
Compal Electronics	10,892	12	0.01
DB Insurance Co. Ltd.	85	7	0.01
Dubai Islamic Bank	5,947	9	0.01
Emaar Properties PJSC	3,523	8	0.01
Emirates NBD PJSC	2,649	12	0.01
Eurobank Ergasias Services and Holdings SA	4,360	9	0.01
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Globalwafers Co. Ltd.	715	$12	0.01%
Hana Financial Group	498	22	0.03
Hon Hai Precision Industry	32,361	213	0.26
Hyundai Mobis Co. Ltd.	57	10	0.01
Itausa SA	9,035	16	0.02
Kia Corp.	229	21	0.03
Koc Holding AS	970	7	0.01
Largan Precision Co. Ltd.	291	25	0.03
LG Electronics, Inc.	101	8	0.01
LG Innotek Co. Ltd.	39	8	0.01
Lite-On Technology Corp.	4,785	16	0.02
Micro-Star International Co.	1,764	10	0.01
National Bank of Greece	1,295	11	0.01
Nedbank Group Ltd.	721	10	0.01
OTP Bank PLC	366	18	0.02
Pegatron Corp.	5,369	17	0.02
Petroleo Brasileiro SA	4,041	29	0.04
Richter Gedeon Nyrt	276	7	0.01
Samsung C&T Corp.	118	12	0.01
Samsung Electro-Mechanics Co.	152	17	0.02
Samsung SDS Co. Ltd.	100	11	0.01
Shinhan Financial Group Ltd.	728	25	0.03

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Suzano SA	835	$9	0.01%
Telefonica Brasil SA	754	6	0.01
Telkom Indonesia Persero Tbk. PT	91,692	18	0.02
Turk Hava Yollari AO	722	7	0.01
Turkiye Is Bankasi — Class C	14,091	7	0.01
Vale SA	3,488	39	0.05
Woori Financial Group, Inc.	1,007	11	0.01
Zhen Ding Technology Holding Ltd.	1,799	7	0.01

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti Value Quality Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti Value Quality Index
Accor SA	572	$22	0.03%
Adidas AG	97	22	0.03
ADP	138	16	0.02
Adyen NV	21	24	0.03
Airbus SE	6	1	0.00
Argenx SE	62	25	0.03
Asm International NV	32	23	0.03
BE Semiconductor Industries NV	138	22	0.03
Beiersdorf AG	235	32	0.04
Bollore SE	1,054	6	0.01
CTS Eventim AG & Co. KgaA	172	13	0.02
Davide Campari-Milano NV	3,501	31	0.04
Delivery Hero SE	772	17	0.02
Deutsche Boerse AG	142	27	0.03
Edenred	614	24	0.03
EDP Renovaveis SA	1,460	19	0.02
EDP-Energias De Portugal SA	9,757	34	0.04
Elia Group SA	107	9	0.01
Eurazeo SE	29	2	0.00
Euronext NV	257	22	0.03
Ferrari NV	57	22	0.03
Ferrovial SE	730	26	0.03
Galp Energia SGPS SA	1,170	23	0.03
Gecina SA	158	14	0.02
Getlink SE	1,291	20	0.02
Groupe Bruxelles Lambert NV	157	10	0.01
Hannover Rueck SE	112	26	0.03
Hermes International	10	22	0.03
Infrastrutture Wireless Italiane SpA	2,020	20	0.02
Inpost SA	1,507	25	0.03
LEG Immobilien SE	93	7	0.01
Lotus Bakeries	1	8	0.01
MTU Aero Engines AG	115	27	0.03
Nexi SpA	4,354	25	0.03
OCI NV	474	11	0.01
Prosus NV	640	21	0.03
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti Value Quality Index (cont'd)
Rational AG	9	$7	0.01%
Remy Cointreau SA	145	11	0.01
Rheinmetall AG	52	25	0.03
Sampo OYJ — Class A	653	26	0.03
Sartorius AG	91	20	0.02
Sartorius Stedim Biotech	122	19	0.02
Scout24 SE	178	13	0.02
Siemens Energy AG	1,120	27	0.03
Sofina SA	31	7	0.01
Stora Enso OYJ — Class R	2,156	28	0.03
Symrise AG	247	28	0.03
UCB SA	163	23	0.03
Vivendi SE	1,398	14	0.02

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index
Adidas AG	100	$22	0.03%
Adyen NV	20	22	0.03
Air Liquide SA	162	26	0.03
Amplifon SpA	666	22	0.03
Argenx SE	64	26	0.03
ASM International NV	33	23	0.03
BE Semiconductor Industries NV	142	22	0.03
Beiersdorf AG	183	25	0.03
CTS Eventim AG & Co. KGaA	321	25	0.03
Davide Campari-Milano NV	2,734	24	0.03
Delivery Hero SE	794	18	0.02
Deutsche Boerse AG	134	26	0.03
Edenred	579	23	0.03
EDP Renovaveis SA	1,641	21	0.03
Euronext NV	265	23	0.03
Ferrari NV	59	22	0.03
Ferrovial SE	679	25	0.03
Finecobank SpA	1,704	24	0.03
Gecina SA	207	18	0.02
Getlink SE	1,530	24	0.03
Hannover Rueck SE	106	25	0.03
Hermes International	10	22	0.03
Inpost SA	1,450	24	0.03
L'Oreal	59	24	0.03
Lotus Bakeries	1	10	0.01
Moncler SpA	381	22	0.03
MTU Aero Engines AG	107	25	0.03
Muenchener Rueckver AG — Reg	53	25	0.03
OCI NV	622	14	0.02
Prosus NV	658	22	0.03
Rational AG	12	9	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index (cont'd)
Redeia Corp SA	1,347	$22	0.03%
Rheinmetall AG	48	23	0.03
Sampo OYJ — Class A	616	25	0.03
Sartorius AG	94	21	0.02
Sartorius Stedim Biotech	126	19	0.02
Schneider Electric SE	106	24	0.03
Scout24 SE	233	17	0.02
Sofina SA	40	9	0.01
Symrise AG	240	27	0.03
Terna-Rete Elettrica Naziona	2,988	22	0.03
Universal Music Group NV	889	25	0.03
Warehouses De Pauw SCA	118	3	0.00
Wolters Kluwer NV	162	25	0.03

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index
ABN AMRO Bank NV — CVA	1,400	$21	0.03%
AIB Group PLC	4,476	22	0.03
ArcelorMittal SA	1,199	26	0.03
Banco BPM SpA	3,561	21	0.03
Banco Santander SA	4,862	21	0.03
Bank Of Ireland Group PLC	2,213	22	0.03
Bayer AG — Reg	797	21	0.03
Bayerische Motoren Werke AG	288	25	0.03
Bayerische Motoren Werke AG (Preference)	209	17	0.02
Bouygues SA	693	21	0.02
Carrefour SA	2,034	27	0.03
Commerzbank AG	1,500	21	0.03
Covivio	304	13	0.02
Daimler Truck Holding AG	577	21	0.03
Deutsche Bank AG — Registered	1,485	22	0.03
Deutsche Lufthansa — Reg	3,647	21	0.02
Deutsche Telekom AG — Reg	964	23	0.03
DHL Group	562	21	0.03
Eiffage	244	21	0.03
Enel SpA	3,306	21	0.03
Engie SA	1,591	21	0.03
Erste Group Bank AG	496	22	0.03
Fortum OYJ	1,536	21	0.03
Fresenius Medical Care AG	559	20	0.02
Fresenius SE & Co. KGaA	727	20	0.02
Grifols SA	2,350	18	0.02
Heidelberg Materials AG	274	27	0.03
JDE Peet's NV	537	10	0.01
Kesko OYJ — Class B	1,045	17	0.02
Klepierre SA	288	7	0.01
Koninklijke Ahold Delhaize NV	1,064	29	0.04
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index (cont'd)
Mercedes-Benz Group AG	400	$26	0.03%
Nokia OYJ	6,209	22	0.03
Orange SA	2,302	22	0.03
Randstad NV	470	20	0.02
Rexel SA	822	20	0.02
Stellantis NV	1,292	24	0.03
Stmicroelectronics NV	531	20	0.02
Telefonica SA	5,250	21	0.02
Teleperformance	221	22	0.03
Unicredit SpA	621	21	0.03
Voestalpine AG	469	12	0.01
Volkswagen AG	96	11	0.01
Volkswagen AG — Pref	241	25	0.03

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Quality Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Quality Index
ABN AMRO Bank NV — CVA	1,383	$21	0.03%
Agea SA	500	21	0.03
AIB Group PLC	4,421	22	0.03
ArcelorMittal SA	965	21	0.02
Banco Bilbao Vizcaya Argenta	2,340	22	0.03
Banco Santander SA	4,803	21	0.02
Bank Of Ireland Group PLC	2,186	21	0.03
Bayer AG — Reg	787	21	0.02
Bayerische Motoren Werke AG	272	24	0.03
Bouygues SA	684	21	0.02
Capgemini SE	114	21	0.03
Carrefour SA	1,659	22	0.03
Compagnie De Saint Gobain	282	20	0.02
Covivio	236	10	0.01
Daimler Truck Holding AG	570	21	0.03
Deutsche Bank AG — Registered	1,467	22	0.03
Deutsche Telekom AG — Reg	952	22	0.03
Eiffage	241	21	0.02
Enel SpA	3,266	21	0.03
Engie	1,571	21	0.03
Erste Group Bank AG	490	22	0.03
Fortum OYJ	1,517	21	0.02
Fresenius Medical Care AG	552	20	0.02
Fresenius SE & Co. KGaA	718	20	0.02
Heidelberg Materials AG	220	21	0.03
Jeronimo Martins	1,239	23	0.03
Kesko OYJ — Class B	810	13	0.02
Klepierre	399	10	0.01
Koninklijke Ahold Delhaize NV	868	24	0.03
Mercedes-Benz Group AG	377	24	0.03
Michelin	630	23	0.03
Nokia OYJ	6,134	22	0.03

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Quality Index (cont'd)
Orange SA	2,274	$21	0.03%
Publicis Groupe SA	212	21	0.03
Randstad NV	464	20	0.02
Rexel SA	812	20	0.02
Sanofi SA	244	22	0.03
Smurfit Kappa Group PLC	510	21	0.03
Stellantis NV	1,220	23	0.03
Teleperformance	218	21	0.03
Tenaris SA	1,469	21	0.03
Unicredit SpA	614	21	0.03
Vinci SA	213	21	0.03
Volkswagen AG	75	8	0.01
Volkswagen AG — Pref	227	24	0.03

The following table represents the equity basket holdings underlying the total return swap with EMU Domestics Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
EMU Domestics Index
ADP	249	$28	0.03%
Aena SME SA	263	49	0.06
Basic-Fit NV	326	7	0.01
Bechtle AG	477	21	0.03
Bouygues SA	957	29	0.03
Capgemini SE	406	75	0.09
Compagnie De Saint Gobain	1,181	86	0.10
Deutsche Lufthansa — Reg	3,894	22	0.03
D'Ieteren Group	134	27	0.03
Eiffage	356	31	0.04
Exclusive Networks SA	89	2	0.00
Fraport Ag Frankfurt Airport	313	15	0.02
Getlink SE	1,986	31	0.04
Indra Sistemas SA	958	18	0.02
Industria de Diseno Textil SA	2,512	116	0.14
Iveco Group NV	2,828	30	0.04
Kingspan Group PLC	577	46	0.05
La Francaise des Jeux SAEM	504	16	0.02
Prosiebensat.1 Media SE	1,885	12	0.01
Randstad NV	627	27	0.03
Rheinmetall AG	150	71	0.09
Scout24 SE	461	33	0.04
Smurfit Kappa Group PLC	1,090	45	0.05
Stora Enso OYJ — Class R	2,879	37	0.04
Vinci SA	1,089	107	0.13
Vivendi SE	3,420	33	0.04
Zalando SE	1,570	34	0.04

The following table represents the equity basket top 50 individual holdings underlying the total return swap with U.S. Domestics Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Domestics Index
Arista Networks, Inc.	66	$23	0.03%
Automatic Data Processing	105	25	0.03
Autozone, Inc.	5	13	0.02
CDW Corp.	34	8	0.01
Charter Communications, Inc. — Class A	25	8	0.01
Cintas Corp.	23	16	0.02
Cognizant Tech Solutions — Class A	128	9	0.01
Comcast Corp. — Class A	1,047	41	0.05
Copart, Inc.	215	12	0.01
Crowdstrike Holdings, Inc. — Class A	53	20	0.02
CSX Corp.	507	17	0.02
Datadog, Inc. — Class A	64	8	0.01
Doordash, Inc. — Class A	61	7	0.01
DR Horton, Inc.	76	11	0.01
Equifax, Inc.	31	8	0.01
Fair Isaac Corp.	6	9	0.01
Fastenal Co.	143	9	0.01
Fedex Corp.	60	18	0.02
Hilton Worldwide Holdings, Inc.	66	14	0.02
Home Depot, Inc.	247	85	0.10
Lennar Corp. — Class A	61	9	0.01
Lowe's Cos, Inc.	144	32	0.04
Lululemon Athletica, Inc.	30	9	0.01
Marriott International — Class A	64	16	0.02
Martin Marietta Materials	16	8	0.01
Norfolk Southern Corp.	58	12	0.01
NVR, Inc.	1	6	0.01
Old Dominion Freight Line	50	9	0.01
O'Reilly Automotive, Inc.	15	16	0.02
Pinterest Inc- Class A	146	6	0.01
Quanta Services, Inc.	37	9	0.01
Republic Services, Inc.	56	11	0.01
Roper Technologies, Inc.	27	15	0.02
Ross Stores, Inc.	85	12	0.01
Sherwin-Williams Co.	62	18	0.02
Snowflake, Inc. — Class A	70	10	0.01
Starbucks Corp.	292	23	0.03
TJX Companies, Inc.	286	31	0.04
Tractor Supply Company	28	8	0.01
Trane Technologies PLC	57	19	0.02
Union Pacific Corp.	155	35	0.04
United Parcel Service — Class B	182	25	0.03
United Rentals, Inc.	17	11	0.01
Verisk Analytics, Inc.	36	10	0.01
Vulcan Materials Co.	33	8	0.01
Walt Disney Co.	475	47	0.06
Waste Connections, Inc.	65	11	0.01
Waste Management, Inc.	102	22	0.03
Workday, Inc. — Class A	52	12	0.01
WW Grainger, Inc.	11	10	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Growth Index
Advantest Corp.	74,913	$2,992	3.58%
ASICS Corp.	177,889	2,722	3.26
Capcom Co. Ltd.	144,032	2,716	3.25
Daiichi Sankyo Co. Ltd.	72,510	2,490	2.98
Daikin Industries Ltd.	18,130	2,521	3.02
Disco Corp.	6,722	2,551	3.05
Fanuc Corp.	91,998	2,522	3.02
Fast Retailing Co. Ltd.	10,091	2,545	3.05
Hitachi Ltd.	119,733	2,680	3.21
Hoshizaki Corp.	76,186	2,417	2.89
Hoya Corp.	21,752	2,530	3.03
Japan Exchange Group, Inc.	109,976	2,565	3.07
Keisei Electric Railway Co.	74,456	2,396	2.87
Keyence Corp.	5,932	2,602	3.11
Kikkoman Corp.	221,239	2,563	3.07
Lasertec Corp.	11,063	2,482	2.97
Mcdonald's Holdings Co.	63,584	2,506	3.00
Monotaro Co. Ltd.	239,829	2,819	3.38
MS&AD Insurance Group Holdings, Inc.	128,562	2,857	3.42
Nidec Corp.	58,056	2,593	3.10
Nintendo Co. Ltd.	47,731	2,539	3.04
Nippon Building Fund, Inc.	831	2,908	3.48
Nippon Paint Holdings Co. Ltd.	380,529	2,479	2.97
Nippon Prologis REIT, Inc.	1,653	2,580	3.09
Obic Co. Ltd.	20,507	2,644	3.17
Oriental Land Co. Ltd.	93,216	2,597	3.11
Osaka Gas Co. Ltd.	113,136	2,492	2.98
Recruit Holdings Co. Ltd.	52,938	2,833	3.39
Shimano, Inc.	15,321	2,367	2.83
Shin-Etsu Chemical Co. Ltd.	66,106	2,564	3.07
Shiseido Co. Ltd.	81,298	2,319	2.78
SMC Corp.	5,337	2,533	3.03
Sumitomo Mitsui Trust Holdings, Inc	114,299	2,608	3.12
Terumo Corp.	151,527	2,499	2.99
Tokio Marine Holdings, Inc.	72,890	2,721	3.26
Tokyo Electron Ltd.	11,495	2,494	2.99
Unicharm Corp.	79,233	2,545	3.05
Yaskawa Electric Corp.	67,781	2,434	2.91
Zozo, Inc.	107,669	2,696	3.23

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of June 30, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index
AGC, Inc.	72,955	$2,361	2.83%
Ana Holdings, Inc.	133,955	2,473	2.96
Asahi Group Holdings Ltd.	67,561	2,384	2.85
Brother Industries Ltd.	133,934	2,357	2.82
Security Description	Shares	Value (000)	Percentage of Net Assets
Japan Value Index (cont'd)
Canon, Inc.	86,955	$2,354	2.82%
Chubu Electric Power Co., Inc.	194,063	2,294	2.75
Daiwa House Industry Co. Ltd.	95,419	2,419	2.90
Fujitsu Limited	162,132	2,537	3.04
Hitachi Construction Machine	94,154	2,522	3.02
Honda Motor Co. Ltd.	229,069	2,449	2.93
Isuzu Motors Ltd.	190,764	2,527	3.03
Japan Airlines Co. Ltd.	152,382	2,405	2.88
JFE Holdings, Inc.	169,668	2,442	2.92
KDDI Corp.	91,406	2,417	2.89
Kintetsu Group Holdings Co. Ltd.	115,560	2,516	3.01
Kirin Holdings Co. Ltd.	179,057	2,308	2.76
Kubota Corp.	175,897	2,460	2.95
Mazda Motor Corp.	256,377	2,480	2.97
Mitsui Osk Lines Ltd.	80,427	2,409	2.88
Mizuho Financial Group, Inc.	125,748	2,625	3.14
Nippon Express Holdings, Inc.	51,898	2,392	2.86
Nippon Steel Corp.	115,316	2,438	2.92
Nippon Telegraph & Telephone	2,644,715	2,496	2.99
Nippon Yusen Kabushiki Kaisha	82,506	2,402	2.87
Nissan Motor Co. Ltd.	717,659	2,436	2.92
Nomura Real Estate Holdings	97,573	2,445	2.93
Ono Pharmaceutical Co. Ltd.	181,148	2,474	2.96
Orix Corp.	113,753	2,512	3.01
Otsuka Holdings Co. Ltd.	59,657	2,511	3.01
Panasonic Holdings Corp.	296,959	2,431	2.91
Ricoh Co. Ltd.	267,186	2,285	2.74
Rohm Co. Ltd.	186,112	2,488	2.98
SBI Holdings, Inc.	97,860	2,474	2.96
Seiko Epson Corp.	157,664	2,450	2.93
Seven & I Holdings Co. Ltd.	192,173	2,342	2.80
Shionogi & Co. Ltd.	64,157	2,504	3.00
Shizuoka Financial Group, Inc.	259,527	2,491	2.98
Subaru Corp.	115,155	2,441	2.92
Toyota Tsusho Corp.	126,961	2,472	2.96

@  Value/Notional amount is less than $500.

AGC  Assured Guaranty Corporation.

CAC  Cotation Assistée en Continu.

CVA  Certificaten Van Aandelen.

EMU  European Economic and Monetary Union.

ESTR  Euro Short-Term Rate

Euronext NV  Euronext Amsterdam Stock Market.

FTSE  Financial Times Stock Exchange.

IBEX  Índice Bursátil Español.

ICE  Intercontinental Exchange.

KFE  Korean Futures Exchange.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International.

PJSC  Public Joint Stock Company.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

SFE  Sydney Futures Exchange.

SGX  Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

TSE  Toronto Stock Exchange.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

SGD  — Singapore Dollar

THB  — Thai Baht

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	45.9%
Common Stocks	35.6
Short-Term Investments	18.5
Total Investments	100.0	%*

*  Does not include open futures contracts with a value of approximately $20,058,000 and net unrealized appreciation of approximately $58,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $44,000. Also does not include open swap agreements with net unrealized appreciation of approximately $280,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $64,605)	$69,580
Investment in Security of Affiliated Issuer, at Value (Cost $13,759)	13,759
Total Investments in Securities, at Value (Cost $78,364)	83,339
Foreign Currency, at Value (Cost $425)	450
Receivable for Variation Margin on Futures Contracts	579
Unrealized Appreciation on Swap Agreements	493
Due from Broker	440
Interest Receivable	334
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	114
Receivable for Investments Sold	93
Receivable from Affiliate	61
Tax Reclaim Receivable	46
Due from Adviser	45
Dividends Receivable	23
Other Assets	13
Total Assets	86,030
Liabilities:
Payable for Investments Purchased	1,469
Due to Broker	260
Unrealized Depreciation on Swap Agreements	217
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	158
Payable for Fund Shares Redeemed	83
Payable for Professional Fees	56
Payable for Custodian Fees	50
Payable for Variation Margin on Swap Agreements	44
Payable for Servicing Fees	26
Payable for Administration Fees	5
Payable to Bank	2
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	120
Total Liabilities	2,493
NET ASSETS	$83,537
Net Assets Consist of:
Paid-in-Capital	$79,560
Total Distributable Earnings	3,977
Net Assets	$83,537
CLASS I:
Net Assets	$69,629
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,788,209 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.94
CLASS II:
Net Assets	$13,908
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,570,175 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.86

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$698
Dividends from Securities of Unaffiliated Issuers (Net of $38 of Foreign Taxes Withheld)	403
Dividends from Security of Affiliated Issuer (Note H)	314
Total Investment Income	1,415
Expenses:
Advisory Fees (Note B)	305
Custodian Fees (Note G)	138
Professional Fees	106
Servicing Fees (Note D)	63
Pricing Fees	58
Administration Fees (Note C)	33
Distribution Fees — Class II Shares (Note E)	17
Shareholder Reporting Fees	12
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	746
Waiver of Advisory Fees (Note B)	(305)
Expenses Reimbursed by Adviser (Note B)	(57)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Rebate from Morgan Stanley Affiliate (Note H)	(9)
Net Expenses	365
Net Investment Income	1,050
Realized Gain (Loss):
Investments Sold	1,267
Foreign Currency Forward Exchange Contracts	(164)
Foreign Currency Translation	(11)
Futures Contracts	(332)
Swap Agreements	1,899
Net Realized Gain	2,659
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	323
Foreign Currency Forward Exchange Contracts	(78)
Foreign Currency Translation	113
Futures Contracts	92
Swap Agreements	(705)
Net Change in Unrealized Appreciation (Depreciation)	(255)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,404
Net Increase in Net Assets Resulting from Operations	$3,454

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,050	$1,651
Net Realized Gain (Loss)	2,659	(172)
Net Change in Unrealized Appreciation (Depreciation)	(255)	9,102
Net Increase in Net Assets Resulting from Operations	3,454	10,581
Dividends and Distributions to Shareholders:
Class I	—	(1,125)
Class II	—	(214)
Total Dividends and Distributions to Shareholders	—	(1,339)
Capital Share Transactions:(1)
Class I:
Subscribed	1,924	2,265
Distributions Reinvested	—	1,125
Redeemed	(3,723)	(8,572)
Class II:
Subscribed	625	951
Distributions Reinvested	—	214
Redeemed	(1,110)	(2,478)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,284)	(6,495)
Total Increase in Net Assets	1,170	2,747
Net Assets:
Beginning of Period	82,367	79,620
End of Period	$83,537	$82,367
(1) Capital Share Transactions:
Class I:
Shares Subscribed	216	280
Shares Issued on Distributions Reinvested	—	141
Shares Redeemed	(428)	(1,067)
Net Decrease in Class I Shares Outstanding	(212)	(646)
Class II:
Shares Subscribed	73	120
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(129)	(310)
Net Decrease in Class II Shares Outstanding	(56)	(163)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.57		$7.64		$11.30		$10.99		$10.91		$9.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.17		0.14		0.10		0.09		0.16
Net Realized and Unrealized Gain (Loss)	0.26		0.89		(2.07)		0.81		0.95		1.56
Total from Investment Operations	0.37		1.06		(1.93)		0.91		1.04		1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		(0.21)		(0.16)		(0.20)
Net Realized Gain	—		—		(1.73)		(0.39)		(0.80)		(0.46)
Total Distributions	—		(0.13)		(1.73)		(0.60)		(0.96)		(0.66)
Net Asset Value, End of Period	$8.94		$8.57		$7.64		$11.30		$10.99		$10.91
Total Return(2)	4.32	%(3)	14.07	%(4)	(16.94)%		8.37%		10.92%		17.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,629		$68,557		$66,072		$88,704		$88,563		$89,575
Ratio of Expenses Before Expense Limitation	1.79	%(5)	1.69%		1.77%		1.52%		1.59%		1.49%
Ratio of Expenses After Expense Limitation	0.88	%(5)(6)	0.87	%(6)(7)	0.88	%(6)	0.90	%(6)	0.88	%(6)	0.88	%(6)
Ratio of Net Investment Income	2.60	%(5)(6)	2.06	%(6)(7)	1.59	%(6)	0.89	%(6)	0.89	%(6)	1.55	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.00	%(8)	0.02%		0.02%
Portfolio Turnover Rate	49	%(3)	102%		99%		111%		114%		124%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	2.05%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.49		$7.58		$11.23		$10.93		$10.85		$9.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.16		0.13		0.09		0.08		0.15
Net Realized and Unrealized Gain (Loss)	0.26		0.88		(2.05)		0.80		0.94		1.56
Total from Investment Operations	0.37		1.04		(1.92)		0.89		1.02		1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		(0.20)		(0.14)		(0.19)
Net Realized Gain	—		—		(1.73)		(0.39)		(0.80)		(0.46)
Total Distributions	—		(0.13)		(1.73)		(0.59)		(0.94)		(0.65)
Net Asset Value, End of Period	$8.86		$8.49		$7.58		$11.23		$10.93		$10.85
Total Return(2)	4.36	%(3)	13.94	%(4)	(17.07)%		8.22%		10.85%		17.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,908		$13,810		$13,548		$16,785		$16,204		$16,589
Ratio of Expenses Before Expense Limitation	2.04	%(5)	1.94%		2.02%		1.77%		1.84%		1.74%
Ratio of Expenses After Expense Limitation	0.98	%(5)(6)	0.97	%(6)(7)	0.98	%(6)	1.00	%(6)	0.98	%(6)	0.98	%(6)
Ratio of Net Investment Income	2.50	%(5)(6)	1.96	%(6)(7)	1.49	%(6)	0.79	%(6)	0.79	%(6)	1.45	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.00	%(8)	0.02%		0.02%
Portfolio Turnover Rate	49	%(3)	102%		99%		111%		114%		124%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.98%	1.95%

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Strategist Portfolio. The Fund seeks total return and has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $9,274,000 or approximately 11.10% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,276	$—	$3,276
Asset-Backed Securities	—	301	—	301
Commercial Mortgage - Backed Securities	—	492	—	492
Corporate Bonds	—	8,649	—	8,649
Mortgages - Other	—	1,090	—	1,090
Sovereign	—	18,933	—	18,933
Supranational	—	513	—	513
U.S. Treasury Securities	—	5,013	—	5,013
Total Fixed Income Securities	—	38,267	—	38,267
Common Stocks
Aerospace & Defense	337	230	—	567
Air Freight & Logistics	76	47	—	123
Automobile Components	15	21	—	36
Automobiles	263	160	—	423
Banks	879	2,360	—	3,239
Beverages	252	149	—	401
Biotechnology	367	89	—	456
Broadline Retail	768	72	—	840
Building Products	108	73	—	181
Capital Markets	566	273	—	839
Chemicals	275	255	—	530
Commercial Services & Supplies	147	28	—	175
Communications Equipment	146	26	—	172
Construction & Engineering	46	57	—	103
Construction Materials	46	50	—	96
Consumer Finance	95	—	—	95
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Consumer Staples Distribution & Retail	$401	$82	$—		$483
Containers & Packaging	44	13	—		57
Distributors	16	3	—		19
Diversified Consumer Services	—	5	—		5
Diversified REITs	5	40	—		45
Diversified Telecommunication Services	129	148	—		277
Electric Utilities	284	146	—		430
Electrical Equipment	138	198	—		336
Electronic Equipment, Instruments & Components	106	25	—		131
Energy Equipment & Services	50	5	—	†	55	†
Entertainment	255	24	—		279
Financial Services	648	107	—		755
Food Products	131	261	—		392
Gas Utilities	12	13	—		25
Ground Transportation	280	4	—		284
Health Care Equipment & Supplies	428	161	—		589
Health Care Providers & Services	438	25	—		463
Health Care REITs	36	—	—		36
Health Care Technology	11	3	—		14
Hotel & Resort REITs	5	—	—		5
Hotels, Restaurants & Leisure	370	155	—		525
Household Durables	57	18	—		75
Household Products	216	53	—		269
Independent Power & Renewable Electricity Producers	23	22	—		45
Industrial Conglomerates	76	123	—		199
Industrial REITs	40	17	—		57
Information Technology Services	301	23	—		324
Insurance	484	447	—		931
Interactive Media & Services	1,226	22	—		1,248
Investment Company	—	—	—	†	—	†
Leisure Products	2	—	—		2
Life Sciences Tools & Services	238	48	—		286
Machinery	300	224	—		524
Marine Transportation	—	18	—		18
Media	110	37	—		147
Metals & Mining	194	292	—	†	486	†
Mortgage Real Estate Investment	4	—	—		4
Multi-Utilities	108	95	—		203

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Office REITs	$11		$6		$—		$17
Oil, Gas & Consumable Fuels	882		425		—		1,307
Paper & Forest Products	3		32		—		35
Passenger Airlines	7		8		—		15
Personal Care Products	23		192		—		215
Pharmaceuticals	694		964		—		1,658
Professional Services	148		154		—		302
Real Estate Management & Development	30		48		—		78
Residential REITs	67		—		—		67
Retail REITs	47		27		—		74
Semiconductors & Semiconductor Equipment	2,259		361		—		2,620
Software	2,139		200		—		2,339
Specialized REITs	172		—		—		172
Specialty Retail	344		42		—		386
Tech Hardware, Storage & Peripherals	1,289		10		—		1,299
Textiles, Apparel & Luxury Goods	63		312		—		375
Tobacco	91		56		—		147
Trading Companies & Distributors	85		53		—		138
Transportation Infrastructure	—		30		—		30
Water Utilities	14		12		—		26
Wireless Telecommunication Services	45		18		—		63
Total Common Stocks	19,965		9,697		—	†	29,662	†
Rights	—	†	—	@	—		—	@†
Warrants	—		—	†	—		—	†
Short-Term Investments
Investment Company	13,759		—		—		13,759
U.S. Treasury Securities	—		1,651		—		1,651
Total Short-Term Investments	13,759		1,651		—		15,410
Foreign Currency Forward Exchange Contracts	—		114		—		114
Futures Contracts	108		—		—		108
Centrally Cleared Interest Rate Swap Agreements	—		22		—		22
Total Return Swap Agreements	—		493		—		493
Total Assets	33,832	†	50,244	†	—	†	84,076	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(158)	$—		$(158)
Futures Contracts	(50)	—	—		(50)
Centrally Cleared Interest Rate Swap Agreements	—	(18)	—		(18)
Total Return Swap Agreements	—	(217)	—		(217)
Total Liabilities	(50)	(393)	—		(443)
Total	$33,782 †	$49,851 †	$—	†	$83,633 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—

††  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares"

market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses)

when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$114
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	11	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	30	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	67	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	22	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	493
Total			$737
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(158)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(19	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(31	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(18	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(217)
Total			$(443)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(164)
Commodity Risk	Futures Contracts	(2)
Equity Risk	Futures Contracts	(149)
Interest Rate Risk	Futures Contracts	(181)
Equity Risk	Swap Agreements	2,812
Interest Rate Risk	Swap Agreements	(913)
Total		$1,403
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(78)
Commodity Risk	Futures Contracts	11
Equity Risk	Futures Contracts	35
Interest Rate Risk	Futures Contracts	46
Equity Risk	Swap Agreements	(650)
Interest Rate Risk	Swap Agreements	(55)
Total		$(691)

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$114	$(158)
Swap Agreements	493	(217)
Total	$607	$(375)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$127		$(2)	$—	$125
Barclays Bank PLC	23		(7)	—	16
BNP Paribas SA	145		(106)	—	39
Canadian Imperial Bank of Commerce	1		—	—	1
Citibank NA	—	@	(— @)	—	0
Goldman Sachs International	259		(16)	(243)	0
HSBC Bank PLC	2		—	—	2
JPMorgan Chase Bank NA	20		(9)	—	11
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	30		(8)	(22)	0
Total	$607		$(148)	$(265)	$194

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$9		$(2)	$—	$7
Barclays Bank PLC	30		(7)	—	23
BNP Paribas SA	150		(106)	—	44
Citibank NA	—	@	(— @)	—	0
Goldman Sachs International	133		(16)	—	117
JPMorgan Chase Bank NA	9		(9)	—	0
UBS AG	44		(8)	(36)	0
Total	$375		$(148)	$(36)	$191

@ Value is less than $500.

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$23,752,000
Futures Contracts:
Average monthly notional value	$25,109,000
Swap Agreements:
Average monthly notional amount	$16,633,000

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $305,000 of advisory fees were waived and approximately $57,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2024, this waiver amounted to approximately $10,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $19,772,000 and $24,706,000, respectively. For the six months ended June 30, 2024, purchases and sales of long-term U.S. Government securities were approximately $13,366,000 and $12,632,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$9,089	$18,564	$13,894	$314
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$13,759

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley

Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,339	$—	$5,286	$9,929

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1,225	$(1,225)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $385,000 and $1,091,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2023, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,398,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.6%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average, and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MGTPX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (90.5%)
Automobiles (5.9%)
Rivian Automotive, Inc., Class A (a)	81,386	$1,092
Tesla, Inc. (a)	137,413	27,191
		28,283
Biotechnology (1.3%)
ProKidney Corp. (a)(b)	392,312	965
Roivant Sciences Ltd. (a)	497,313	5,257
		6,222
Broadline Retail (5.4%)
Global-e Online Ltd. (Israel) (a)	313,722	11,379
MercadoLibre, Inc. (a)	8,896	14,619
		25,998
Capital Markets (2.4%)
Coinbase Global, Inc., Class A (a)	19,255	4,279
Intercontinental Exchange, Inc.	52,849	7,234
		11,513
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (4.9%)
ROBLOX Corp., Class A (a)	636,375	23,679
Financial Services (8.3%)
Adyen NV (Netherlands) (a)	14,398	17,100
Affirm Holdings, Inc. (a)	754,175	22,784
		39,884
Ground Transportation (3.7%)
Uber Technologies, Inc. (a)	245,797	17,864
Health Care Providers & Services (1.6%)
Agilon Health, Inc. (a)	1,201,613	7,859
Health Care Technology (0.6%)
Doximity, Inc., Class A (a)	107,299	3,001
Hotels, Restaurants & Leisure (11.7%)
Airbnb, Inc., Class A (a)	150,984	22,894
DoorDash, Inc., Class A (a)	310,574	33,784
		56,678
Information Technology Services (19.1%)
Cloudflare, Inc., Class A (a)	485,897	40,247
Shopify, Inc., Class A (Canada) (a)	438,679	28,975
Snowflake, Inc., Class A (a)	171,323	23,144
		92,366
Leisure Products (0.3%)
Peloton Interactive, Inc., Class A (a)	457,641	1,547
Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A (a)	72,937	1,419
Media (7.5%)
Trade Desk, Inc., Class A (a)	369,224	36,062
	Shares	Value (000)
Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	838,740	$22,118
Software (7.8%)
Aurora Innovation, Inc. (a)	1,754,598	4,860
Bill Holdings, Inc. (a)	128,779	6,776
MicroStrategy, Inc., Class A (a)	11,313	15,584
Samsara, Inc., Class A (a)	306,250	10,321
		37,541
Specialized REITs (1.0%)
American Tower Corp. REIT	24,391	4,741
Specialty Retail (4.1%)
Carvana Co. (a)	152,527	19,633
Total Common Stocks (Cost $426,629)		436,408
Preferred Stocks (2.5%)
Financial Services (0.3%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,351
Software (2.2%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	113,088	8,162
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,202
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	351
		10,715
Total Preferred Stocks (Cost $13,231)		12,066
Investment Company (2.5%)
iShares Bitcoin Trust (a) (Cost $13,615)	351,849	12,012
Short-Term Investments (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note H) (Cost $22,557)	22,557,354	22,557
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note H)	5,085	5

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $1; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $1)	$1	$1
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $1; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $1)	1	1
		2
Total Securities held as Collateral on Loaned Securities (Cost $7)		7
Total Short-Term Investments (Cost $22,564)		22,564
Total Investments Excluding Purchased Options (100.2%) (Cost $476,039)		483,050
Total Purchased Options Outstanding (0.1%) (Cost $1,487)		476
Total Investments (100.3%) (Cost $477,526) including $6 of Securities Loaned (e)(f)(g)		483,526
Liabilities in Excess of Other Assets (–0.3%)		(1,397)
Net Assets (100.0%)		$482,129

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $12,066,000 and represents 2.5% of net assets.

(d)  At June 30, 2024, the Fund held fair valued securities at approximately $12,066,000, representing 2.5% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $17,100,000 and 3.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $101,625,000 and the aggregate gross unrealized depreciation is approximately $95,625,000, resulting in net unrealized appreciation of approximately $6,000,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan-25	127,446,620	$127,447	$208	$482	$(274)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	125,342,522	125,343	264	532	(268)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	114,161,744	114,162	4	473	(469)
							$476	$1,487	$(1,011)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	32.0%
Information Technology Services	19.1
Hotels, Restaurants & Leisure	11.7
Software	10.0
Financial Services	8.5
Media	7.5
Automobiles	5.8
Broadline Retail	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $454,964)	$460,964
Investment in Security of Affiliated Issuer, at Value (Cost $22,562)	22,562
Total Investments in Securities, at Value (Cost $477,526)	483,526
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	346
Receivable from Affiliate	111
Receivable for Fund Shares Sold	56
Dividends Receivable	40
Receivable from Securities Lending Income	1
Other Assets	40
Total Assets	484,121
Liabilities:
Due to Broker	930
Payable for Advisory Fees	338
Payable for Fund Shares Redeemed	325
Payable for Servicing Fees	209
Payable for Professional Fees	49
Payable for Distribution Fees — Class II Shares	41
Payable for Administration Fees	31
Payable for Directors' Fees and Expenses	10
Payable for Custodian Fees	8
Collateral on Securities Loaned, at Value	7
Payable for Transfer Agency Fees	2
Other Liabilities	42
Total Liabilities	1,992
NET ASSETS	$482,129
Net Assets Consist of:
Paid-in-Capital	$648,269
Total Accumulated Loss	(166,140)
Net Assets	$482,129
CLASS I:
Net Assets	$279,203
Net Asset Value, Offering and Redemption Price Per Share Applicable to 20,726,319 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.47
CLASS II:
Net Assets	$202,926
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,880,197 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.21
(1) Including:
Securities on Loan, at Value:	$6

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$382
Dividends from Securities of Unaffiliated Issuers	366
Income from Securities Loaned — Net	12
Total Investment Income	760
Expenses:
Advisory Fees (Note B)	1,239
Servicing Fees (Note D)	342
Distribution Fees — Class II Shares (Note E)	260
Administration Fees (Note C)	198
Professional Fees	88
Shareholder Reporting Fees	15
Custodian Fees (Note G)	13
Transfer Agency Fees (Note F)	8
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	18
Total Expenses	2,186
Waiver of Advisory Fees (Note B)	(515)
Rebate from Morgan Stanley Affiliate (Note H)	(14)
Net Expenses	1,657
Net Investment Loss	(897)
Realized Gain:
Investments Sold	8,857
Foreign Currency Translation	2
Net Realized Gain	8,859
Change in Unrealized Appreciation (Depreciation):
Investments	(3,911)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(3,911)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,948
Net Increase in Net Assets Resulting from Operations	$4,051

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(897)	$(1,746)
Net Realized Gain (Loss)	8,859	(86,942)
Net Change in Unrealized Appreciation (Depreciation)	(3,911)	265,794
Net Increase in Net Assets Resulting from Operations	4,051	177,106
Capital Share Transactions:(1)
Class I:
Subscribed	6,442	16,451
Redeemed	(26,342)	(41,851)
Class II:
Subscribed	8,470	66,212
Redeemed	(25,247)	(77,778)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,677)	(36,966)
Total Increase (Decrease) in Net Assets	(32,626)	140,140
Net Assets:
Beginning of Period	514,755	374,615
End of Period	$482,129	$514,755
(1) Capital Share Transactions:
Class I:
Shares Subscribed	477	1,494
Shares Redeemed	(1,983)	(3,791)
Net Decrease in Class I Shares Outstanding	(1,506)	(2,297)
Class II:
Shares Subscribed	840	8,023
Shares Redeemed	(2,480)	(9,129)
Net Decrease in Class II Shares Outstanding	(1,640)	(1,106)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$13.35		$8.98		$53.72		$70.24		$35.80		$28.62
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.03)		(0.07)		(0.35)		(0.28)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.14		4.40		(30.00)		2.53		40.32		9.23
Total from Investment Operations	0.12		4.37		(30.07)		2.18		40.04		9.09
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(14.67)		(18.70)		(5.60)		(1.91)
Net Asset Value, End of Period	$13.47		$13.35		$8.98		$53.72		$70.24		$35.80
Total Return(3)	0.90	%(4)	48.66	%(5)	(60.07)%		0.10%		117.31%		31.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$279,203		$296,798		$220,167		$645,473		$737,155		$386,720
Ratio of Expenses Before Expense Limitation	0.78	%(6)	0.78%		0.78%		0.74%		0.74%		0.78%
Ratio of Expenses After Expense Limitation	0.56	%(6)(7)	0.56	%(7)	0.57	%(7)	0.57	%(7)	0.56	%(7)	0.61	%(7)(8)
Ratio of Net Investment Loss	(0.26	)%(6)(7)	(0.28	)%(7)	(0.39	)%(7)	(0.52	)%(7)	(0.55	)%(7)	(0.41	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	18	%(4)	33%		41%		59%		55%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.13		$6.83		$48.42		$65.09		$33.51		$26.95
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.04)		(0.09)		(0.46)		(0.38)		(0.21)
Net Realized and Unrealized Gain (Loss)	0.11		3.34		(26.83)		2.49		37.56		8.68
Total from Investment Operations	0.08		3.30		(26.92)		2.03		37.18		8.47
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(14.67)		(18.70)		(5.60)		(1.91)
Net Asset Value, End of Period	$10.21		$10.13		$6.83		$48.42		$65.09		$33.51
Total Return(3)	0.79	%(4)	48.32	%(5)	(60.16)%		(0.15)%		116.76%		31.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$202,926		$217,957		$154,448		$359,607		$388,580		$213,760
Ratio of Expenses Before Expense Limitation	1.03	%(6)	1.03%		1.03%		0.99%		0.99%		1.03%
Ratio of Expenses After Expense Limitation	0.81	%(6)(7)	0.81	%(7)	0.82	%(7)	0.82	%(7)	0.81	%(7)	0.86	%(7)(8)
Ratio of Net Investment Loss	(0.51	)%(6)(7)	(0.53	)%(7)	(0.64	)%(7)	(0.77	)%(7)	(0.80	)%(7)	(0.66	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	18	%(4)	33%		41%		59%		55%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the

Subsidiary represented approximately $12,010,000 or approximately 2.49% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$28,283	$—	$—		$28,283
Biotechnology	6,222	—	—		6,222
Broadline Retail	25,998	—	—		25,998
Capital Markets	11,513	—	—		11,513
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	23,679	—	—		23,679
Financial Services	22,784	17,100	—		39,884
Ground Transportation	17,864	—	—		17,864
Health Care Providers & Services	7,859	—	—		7,859
Health Care Technology	3,001	—	—		3,001
Hotels, Restaurants & Leisure	56,678	—	—		56,678
Information Technology Services	92,366	—	—		92,366
Leisure Products	1,547	—	—		1,547
Life Sciences Tools & Services	1,419	—	—		1,419
Media	36,062	—	—		36,062
Pharmaceuticals	22,118	—	—		22,118
Software	37,541	—	—		37,541
Specialized REITs	4,741	—	—		4,741
Specialty Retail	19,633	—	—		19,633
Total Common Stocks	419,308	17,100	—	†	436,408	†
Preferred Stocks
Financial Services	—	—	1,351		1,351
Software	—	—	10,715		10,715
Total Preferred Stocks	—	—	12,066		12,066
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Investment Company	$12,012	$—	$—		$12,012
Call Options Purchased	—	476	—		476
Short-Term Investments
Investment Company	22,562	—	—		22,562
Repurchase Agreements	—	2	—		2
Total Short-Term Investments	22,562	2	—		22,564
Total Assets	$453,882	$17,578	$12,066	†	$483,526	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$11,749
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		317
Realized gains (losses)	—		—
Ending Balance	$—	†	$12,066
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—		$317

†  Includes a security valued at zero.

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$12,066	Market Transaction Method	Precedent Transaction	$26.00–$65.00/$60.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	14.0%–17.5%/15.0% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x–21.9x/13.5x	Increase
			Discount for Lack of Marketability	9.0%–11.0%/10.9%	Decrease
		Comparable Transactions	Enterprise Value/ Revenue	8.5x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$476	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(855	)(a)

(a)  Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$78	(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$476	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$208	$—	$(208)	$0
JPMorgan Chase Bank NA	268	—	(268)	0
Total	$476	$—	$(476)	$0

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	397,897,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6	(a)	$—	$(6	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $7,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$7	$—	$—	$—	$7
Total Borrowings	$7	$—	$—	$—	$7
Gross amount of recognized liabilities for securities lending transactions					$7
16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.29% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $515,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $85,279,000 and $133,453,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$12,335	$84,612	$74,385	$382
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$22,562

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

18

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$9,134	$272,400

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2,707	$(2,707)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $52,382,000 and $114,871,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.4%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a

19

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

20

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MEGTX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Apartments (12.8%)
AvalonBay Communities, Inc. REIT	78,129	$16,164
Essex Property Trust, Inc. REIT	35,856	9,760
Mid-America Apartment Communities, Inc. REIT	45,674	6,514
		32,438
Data Centers (14.2%)
Digital Realty Trust, Inc. REIT	93,558	14,226
Equinix, Inc. REIT	28,511	21,571
		35,797
Free Standing (4.6%)
Agree Realty Corp. REIT	88,321	5,471
Essential Properties Realty Trust, Inc. REIT	96,243	2,667
NETSTREIT Corp. REIT	74,655	1,202
Realty Income Corp. REIT	44,950	2,374
		11,714
Gaming (3.4%)
VICI Properties, Inc. REIT	304,369	8,717
Health Care (15.3%)
Alexandria Real Estate Equities, Inc. REIT	54,080	6,326
CareTrust REIT, Inc.	225,335	5,656
PACS Group, Inc. (a)	110,015	3,245
Ventas, Inc. REIT	50,054	2,566
Welltower, Inc. REIT	201,599	21,017
		38,810
Industrial (12.7%)
Americold Realty Trust, Inc. REIT	103,875	2,653
EastGroup Properties, Inc. REIT	29,967	5,098
Prologis, Inc. REIT	166,788	18,732
Rexford Industrial Realty, Inc. REIT	126,963	5,661
		32,144
Lodging/Resorts (2.5%)
Hilton Worldwide Holdings, Inc.	11,049	2,411
Host Hotels & Resorts, Inc. REIT	221,156	3,976
		6,387
Manufactured Homes (2.1%)
Sun Communities, Inc. REIT	43,016	5,176
Office (2.4%)
Boston Properties, Inc. REIT	61,347	3,777
Kilroy Realty Corp. REIT	71,488	2,228
		6,005
Regional Malls (4.8%)
Simon Property Group, Inc. REIT	79,680	12,095
Self Storage (9.3%)
Extra Space Storage, Inc. REIT	76,058	11,820
Public Storage REIT	41,024	11,801
		23,621
	Shares	Value (000)
Shopping Centers (5.3%)
Federal Realty Investment Trust REIT	40,709	$4,110
Kite Realty Group Trust REIT	151,703	3,395
Tanger, Inc. REIT	116,103	3,148
Urban Edge Properties REIT	155,459	2,871
		13,524
Single Family Homes (3.9%)
American Homes 4 Rent Class A REIT	263,085	9,776
Specialty (5.6%)
Iron Mountain, Inc. REIT	113,524	10,174
Lamar Advertising Co. Class A REIT	32,521	3,887
		14,061
Total Common Stocks (Cost $214,622)		250,265
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note H) (Cost $2,458)	2,457,597	2,458
Total Investments (99.9%) (Cost $217,080) (b)		252,723
Other Assets in Excess of Liabilities (0.1%)		337
Net Assets (100.0%)		$253,060

(a)  Non-income producing security.

(b)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,142,000 and the aggregate gross unrealized depreciation is approximately $5,499,000, resulting in net unrealized appreciation of approximately $35,643,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.6%
Health Care	15.4
Data Centers	14.2
Apartments	12.8
Industrial	12.7
Self Storage	9.3
Specialty	5.6
Shopping Centers	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $214,622)	$250,265
Investment in Security of Affiliated Issuer, at Value (Cost $2,458)	2,458
Total Investments in Securities, at Value (Cost $217,080)	252,723
Foreign Currency, at Value (Cost —@)	—	@
Dividends Receivable	950
Receivable for Fund Shares Sold	43
Receivable from Affiliate	11
Receivable from Securities Lending Income	—	@
Other Assets	24
Total Assets	253,751
Liabilities:
Payable for Advisory Fees	285
Payable for Fund Shares Redeemed	209
Payable for Servicing Fees	86
Payable for Professional Fees	44
Payable for Distribution Fees — Class II Shares	23
Payable for Administration Fees	16
Payable for Custodian Fees	4
Payable for Transfer Agency Fees	3
Other Liabilities	21
Total Liabilities	691
NET ASSETS	$253,060
Net Assets Consist of:
Paid-in-Capital	$242,512
Total Distributable Earnings	10,548
Net Assets	$253,060
CLASS I:
Net Assets	$139,069
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,521,302 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.61
CLASS II:
Net Assets	$113,991
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,868,107 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.49

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4,573
Dividends from Security of Affiliated Issuer (Note H)	65
Income from Securities Loaned — Net	— @
Total Investment Income	4,638
Expenses:
Advisory Fees (Note B)	682
Servicing Fees (Note D)	183
Distribution Fees — Class II Shares (Note E)	139
Administration Fees (Note C)	99
Professional Fees	72
Shareholder Reporting Fees	12
Transfer Agency Fees (Note F)	9
Custodian Fees (Note G)	6
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	10
Total Expenses	1,215
Waiver of Advisory Fees (Note B)	(84)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,129
Net Investment Income	3,509
Realized Gain (Loss):
Investments Sold	(4,333)
Foreign Currency Translation	— @
Net Realized Loss	(4,333)
Change in Unrealized Appreciation (Depreciation):
Investments	1,711
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	1,711
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,622)
Net Increase in Net Assets Resulting from Operations	$887

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,509	$6,961
Net Realized Loss	(4,333)	(13,063)
Net Change in Unrealized Appreciation (Depreciation)	1,711	42,459
Net Increase in Net Assets Resulting from Operations	887	36,357
Dividends and Distributions to Shareholders:
Class I	—	(3,051)
Class II	—	(3,071)
Total Dividends and Distributions to Shareholders	—	(6,122)
Capital Share Transactions:(1)
Class I:
Subscribed	3,816	7,883
Distributions Reinvested	—	3,051
Redeemed	(9,769)	(17,846)
Class II:
Subscribed	3,380	6,271
Distributions Reinvested	—	3,071
Redeemed	(6,817)	(61,710)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,390)	(59,280)
Total Decrease in Net Assets	(8,503)	(29,045)
Net Assets:
Beginning of Period	261,563	290,608
End of Period	$253,060	$261,563
(1) Capital Share Transactions:
Class I:
Shares Subscribed	271	591
Shares Issued on Distributions Reinvested	—	223
Shares Redeemed	(688)	(1,322)
Net Decrease in Class I Shares Outstanding	(417)	(508)
Class II:
Shares Subscribed	242	476
Shares Issued on Distributions Reinvested	—	226
Shares Redeemed	(483)	(4,622)
Net Decrease in Class II Shares Outstanding	(241)	(3,920)

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.54		$12.98		$23.47		$17.13		$21.93		$19.52
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.35		0.25		0.27		0.35		0.51
Net Realized and Unrealized Gain (Loss)	(0.14)		1.51		(6.24)		6.49		(4.20)		3.15
Total from Investment Operations	0.07		1.86		(5.99)		6.76		(3.85)		3.66
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.24)		(0.42)		(0.48)		(0.42)
Net Realized Gain	—		—		(4.26)		—		(0.47)		(0.83)
Total Distributions	—		(0.30)		(4.50)		(0.42)		(0.95)		(1.25)
Net Asset Value, End of Period	$14.61		$14.54		$12.98		$23.47		$17.13		$21.93
Total Return(2)	0.48	%(3)	14.52	%(4)	(27.05)%		39.80%		(16.85)%		18.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,069		$144,487		$135,581		$194,007		$169,291		$200,635
Ratio of Expenses Before Expense Limitation	0.87	%(5)	1.00%		1.01%		0.98%		0.99%		0.97%
Ratio of Expenses After Expense Limitation	0.80	%(5)(6)	0.81	%(6)(7)(8)	0.82	%(6)	0.82	%(6)	0.82	%(6)	0.82	%(6)
Ratio of Net Investment Income	2.94	%(5)(6)	2.63	%(6)(8)	1.46	%(6)	1.36	%(6)	2.07	%(6)	2.36	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(3)	56%		61%		129%		50%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to December 11, 2023, the maximum ratio was 0.82% for Class I shares.

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.82%	2.63%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.44		$12.89		$23.32		$17.03		$21.80		$19.40
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.32		0.20		0.22		0.30		0.45
Net Realized and Unrealized Gain (Loss)	(0.14)		1.50		(6.18)		6.44		(4.17)		3.14
Total from Investment Operations	0.05		1.82		(5.98)		6.66		(3.87)		3.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.19)		(0.37)		(0.43)		(0.36)
Net Realized Gain	—		—		(4.26)		—		(0.47)		(0.83)
Total Distributions	—		(0.27)		(4.45)		(0.37)		(0.90)		(1.19)
Net Asset Value, End of Period	$14.49		$14.44		$12.89		$23.32		$17.03		$21.80
Total Return(2)	0.35	%(3)	14.22	%(4)	(27.22)%		39.44%		(17.10)%		18.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$113,991		$117,076		$155,027		$222,388		$190,554		$228,085
Ratio of Expenses Before Expense Limitation	1.12	%(5)	1.25%		1.26%		1.23%		1.24%		1.22%
Ratio of Expenses After Expense Limitation	1.05	%(5)(6)	1.06	%(6)(7)(8)	1.07	%(6)	1.07	%(6)	1.07	%(6)	1.07	%(6)
Ratio of Net Investment Income	2.69	%(5)(6)	2.38	%(6)(8)	1.21	%(6)	1.11	%(6)	1.82	%(6)	2.11	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(3)	56%		61%		129%		50%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to December 11, 2023, the maximum ratio was 1.07% for Class II shares.

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023%	1.07%	2.38%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$250,265	(1)	$—	$—	$250,265
Short-Term Investment
Investment Company	2,458		—	—	2,458
Total Assets	$252,723		$—	$—	$252,723

(1)  The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used inan investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securi-

ties during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2024, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income,

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.48% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $84,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $58,085,000 and $63,171,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

(the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$3,193	$20,420	$21,155	$65
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,458

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,122	$—	$32,241	$43,523

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,724	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $19,213,000 and $8,091,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.4%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MSRBX-NCSR 6.30.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Financial Statements and Additional Information

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Australia (0.9%)
Transurban Group (Units) (a)	75,129	$620
Brazil (0.2%)
Rumo SA	37,010	137
Canada (19.4%)
Canadian National Railway Co.	800	95
Enbridge, Inc.	97,269	3,460
Fortis, Inc.	8,443	328
GFL Environmental, Inc.	96,982	3,776
Keyera Corp.	35,903	994
Pembina Pipeline Corp.	69,989	2,597
TC Energy Corp. (b)	50,046	1,897
		13,147
China (0.9%)
China Resources Gas Group Ltd. (c)	77,800	272
ENN Energy Holdings Ltd. (c)	40,500	334
		606
France (2.7%)
Getlink SE	14,487	240
Vinci SA	14,892	1,570
		1,810
Hong Kong (0.6%)
Power Assets Holdings Ltd.	81,000	438
Italy (2.7%)
Infrastrutture Wireless Italiane SpA	38,238	398
Snam SpA (b)	111,523	492
Terna — Rete Elettrica Nazionale	119,048	918
		1,808
Japan (1.3%)
Central Japan Railway Co.	23,400	507
Tokyo Gas Co. Ltd.	16,200	349
		856
Mexico (3.3%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	142,753	2,243
Spain (7.6%)
Aena SME SA	6,999	1,417
Cellnex Telecom SA (d)	44,836	1,458
Ferrovial SE	27,620	1,073
Iberdrola SA	55,166	716
Redeia Corp. SA (b)	28,012	490
		5,154
Switzerland (0.9%)
Flughafen Zurich AG (Registered)	2,861	633
	Shares	Value (000)
United Kingdom (9.7%)
National Grid PLC	467,935	$5,225
Pennon Group PLC	16,917	123
Severn Trent PLC	29,077	875
United Utilities Group PLC	26,808	333
		6,556
United States (48.2%)
American Electric Power Co., Inc.	8,098	711
American Tower Corp. REIT	25,367	4,930
American Water Works Co., Inc.	6,163	796
Atmos Energy Corp.	10,246	1,195
CenterPoint Energy, Inc.	54,950	1,702
Cheniere Energy, Inc.	11,221	1,962
CMS Energy Corp.	26,668	1,588
Crown Castle, Inc. REIT	11,242	1,098
Edison International	18,927	1,359
Equinix, Inc. REIT	526	398
Essential Utilities, Inc.	8,713	325
Eversource Energy	9,467	537
Exelon Corp.	40,114	1,388
Kinder Morgan, Inc.	36,939	734
NiSource, Inc.	47,669	1,373
ONEOK, Inc.	34,037	2,776
PG&E Corp.	95,141	1,661
PPL Corp.	15,641	433
SBA Communications Corp. REIT	1,617	318
Sempra	32,631	2,482
Southern Co.	7,182	557
Targa Resources Corp.	19,251	2,479
Williams Cos., Inc.	23,296	990
Xcel Energy, Inc.	16,733	894
		32,686
Total Common Stocks (Cost $60,594)		66,694
Short-Term Investments (4.3%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note H) (Cost $580)	579,654	580
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note H)	1,820,181	1,820

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $347; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $354)	$347	$347
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $160; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $163)	160	160
		507
Total Securities held as Collateral on Loaned Securities (Cost $2,327)		2,327
Total Short-Term Investments (Cost $2,907)		2,907
Total Investments (102.7%) (Cost $63,501) including $2,667 of Securities Loaned (e)(f)		69,601
Liabilities in Excess of Other Assets (–2.7%)		(1,829)
Net Assets (100.0%)		$67,772

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $18,481,000 and 27.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,081,000 and the aggregate gross unrealized depreciation is approximately $1,981,000, resulting in net unrealized appreciation of approximately $6,100,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.2%
Electricity Transmission & Distribution	17.7
Communications	12.8
Others	11.4
Diversified	8.6
Other**	6.9
Airports	6.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $61,101)	$67,201
Investment in Security of Affiliated Issuer, at Value (Cost $2,400)	2,400
Total Investments in Securities, at Value (Cost $63,501)	69,601
Foreign Currency, at Value (Cost $102)	102
Cash	1
Dividends Receivable	396
Receivable for Investments Sold	194
Tax Reclaim Receivable	14
Receivable from Securities Lending Income	2
Receivable for Fund Shares Sold	2
Receivable from Affiliate	2
Other Assets	11
Total Assets	70,325
Liabilities:
Collateral on Securities Loaned, at Value	2,327
Payable for Fund Shares Redeemed	62
Payable for Professional Fees	54
Payable for Advisory Fees	43
Payable for Servicing Fees	41
Payable for Custodian Fees	9
Payable for Distribution Fees — Class II Shares	9
Payable for Administration Fees	4
Payable for Transfer Agency Fees	1
Other Liabilities	3
Total Liabilities	2,553
NET ASSETS	$67,772
Net Assets Consist of:
Paid-in-Capital	$67,160
Total Distributable Earnings	612
Net Assets	$67,772
CLASS I:
Net Assets	$24,552
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,034,769 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.09
CLASS II:
Net Assets	$43,220
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,188,571 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.01
(1) Including:
Securities on Loan, at Value:	$2,667

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $79 of Foreign Taxes Withheld)	$1,406
Dividends from Security of Affiliated Issuer (Note H)	31
Income from Securities Loaned — Net	11
Total Investment Income	1,448
Expenses:
Advisory Fees (Note B)	291
Professional Fees	81
Distribution Fees — Class II Shares (Note E)	54
Servicing Fees (Note D)	51
Administration Fees (Note C)	27
Custodian Fees (Note G)	19
Shareholder Reporting Fees	10
Transfer Agency Fees (Note F)	3
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	545
Waiver of Advisory Fees (Note B)	(194)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	350
Net Investment Income	1,098
Realized Loss:
Investments Sold	(2,217)
Foreign Currency Translation	(9)
Net Realized Loss	(2,226)
Change in Unrealized Appreciation (Depreciation):
Investments	656
Foreign Currency Translation	(4)
Net Change in Unrealized Appreciation (Depreciation)	652
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,574)
Net Decrease in Net Assets Resulting from Operations	$(476)

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,098	$1,905
Net Realized Loss	(2,226)	(2,029)
Net Change in Unrealized Appreciation (Depreciation)	652	3,436
Net Increase (Decrease) in Net Assets Resulting from Operations	(476)	3,312
Dividends and Distributions to Shareholders:
Class I	—	(4,695)
Class II	—	(7,601)
Total Dividends and Distributions to Shareholders	—	(12,296)
Capital Share Transactions:(1)
Class I:
Subscribed	369	1,825
Distributions Reinvested	—	4,695
Redeemed	(3,167)	(5,809)
Class II:
Subscribed	2,428	5,947
Distributions Reinvested	—	7,601
Redeemed	(5,370)	(11,686)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,740)	2,573
Total Decrease in Net Assets	(6,216)	(6,411)
Net Assets:
Beginning of Period	73,988	80,399
End of Period	$67,772	$73,988
(1) Capital Share Transactions:
Class I:
Shares Subscribed	62	274
Shares Issued on Distributions Reinvested	—	786
Shares Redeemed	(531)	(875)
Net Increase (Decrease) in Class I Shares Outstanding	(469)	185
Class II:
Shares Subscribed	410	925
Shares Issued on Distributions Reinvested	—	1,286
Shares Redeemed	(909)	(1,760)
Net Increase (Decrease) in Class II Shares Outstanding	(499)	451

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$6.11		$7.00		$8.34		$7.76		$8.12		$6.80
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.17		0.18		0.17		0.15		0.20
Net Realized and Unrealized Gain (Loss)	(0.12)		0.12		(0.84)		0.92		(0.26)		1.69
Total from Investment Operations	(0.02)		0.29		(0.66)		1.09		(0.11)		1.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.23)		(0.21)		(0.13)		(0.22)
Net Realized Gain	—		(1.00)		(0.45)		(0.30)		(0.12)		(0.35)
Total Distributions	—		(1.18)		(0.68)		(0.51)		(0.25)		(0.57)
Net Asset Value, End of Period	$6.09		$6.11		$7.00		$8.34		$7.76		$8.12
Total Return(2)	(0.33	)%(3)	4.55	%(4)	(8.02)%		14.26%		(1.15)%		28.30%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,552		$27,517		$30,227		$36,573		$35,868		$42,162
Ratio of Expenses Before Expense Limitation	1.44	%(5)	1.40%		1.41%		1.38%		1.36%		1.33%
Ratio of Expenses After Expense Limitation	0.87	%(5)(6)	0.86	%(6)(7)	0.88	%(6)(8)	0.87	%(6)	0.87	%(6)	0.87	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.87	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income	3.36	%(5)(6)	2.66	%(6)(7)	2.32	%(6)	2.11	%(6)	2.06	%(6)	2.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	24	%(3)	31%		89%		59%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.87%	2.65%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$6.04		$6.93		$8.27		$7.70		$8.06		$6.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.16		0.15		0.15		0.13		0.18
Net Realized and Unrealized Gain (Loss)	(0.12)		0.11		(0.83)		0.92		(0.26)		1.67
Total from Investment Operations	(0.03)		0.27		(0.68)		1.07		(0.13)		1.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.21)		(0.20)		(0.11)		(0.20)
Net Realized Gain	—		(1.00)		(0.45)		(0.30)		(0.12)		(0.35)
Total Distributions	—		(1.16)		(0.66)		(0.50)		(0.23)		(0.55)
Net Asset Value, End of Period	$6.01		$6.04		$6.93		$8.27		$7.70		$8.06
Total Return(2)	(0.50	)%(3)	4.27	%(4)	(8.32)%		14.00%		(1.43)%		27.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,220		$46,471		$50,172		$53,857		$41,277		$46,055
Ratio of Expenses Before Expense Limitation	1.69	%(5)	1.65%		1.66%		1.63%		1.61%		1.58%
Ratio of Expenses After Expense Limitation	1.12	%(5)(6)	1.11	%(6)(7)	1.13	%(6)(8)	1.12	%(6)	1.12	%(6)	1.12	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.12	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income	3.11	%(5)(6)	2.41	%(6)(7)	2.07	%(6)	1.86	%(6)	1.81	%(6)	2.33	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	24	%(3)	31%		89%		59%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.12%	2.40%

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of eight separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

9

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$2,243	$2,050	$—	$4,293
Communications	6,744	1,856	—	8,600
Diversified	2,413	3,359	—	5,772
Electricity Transmission & Distribution	5,273	6,633	—	11,906
Oil & Gas Storage & Transportation	22,939	1,447	—	24,386
Others	7,248	438	—	7,686
Railroads	232	507	—	739
Toll Roads	—	860	—	860
Water	1,121	1,331	—	2,452
Total Common Stocks	48,213	18,481	—	66,694
Short-Term Investments
Investment Company	2,400	—	—	2,400
Repurchase Agreements	—	507	—	507
Total Short-Term Investments	2,400	507	—	2,907
Total Assets	$50,613	$18,988	$—	$69,601

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price

10

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that

11

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,667	(a)	$—	$(2,667	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $2,327,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $514,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,327	$—	$—	$—	$2,327
Total Borrowings	$2,327	$—	$—	$—	$2,327
Gross amount of recognized liabilities for securities lending transactions					$2,327

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

12

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $194,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement.

For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $16,161,000 and $20,324,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$2,286	$12,185	$12,071	$31
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,400

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant

13

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,775	$10,521	$3,242	$4,066

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,896	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $847,000 and $3,542,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal

14

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.0%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

16

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

June 30, 2024 (unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MPIIX-NCSR 6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed in the Semi-Annual Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	August 20, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2024